Securities Act File No.  33-40682
                                       Investment Company Act File No. 811-06312
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

                         Post-Effective Amendment No. 18
                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             /X/
                                Amendment No. 18
                        (Check appropriate box or boxes)

                             THE LAZARD FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

30 Rockefeller Plaza, New York, New York                           10112
(Address of Principal Executive Offices)                         (Zip Code)

Registrant's Telephone Number, including Area Code:            (212) 632-6000

                         William G. Butterly III, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112
                    (Name and Address of Agent for Services)

                                    copy to:

                            Stuart H. Coleman, Esq.
                         Stroock & Stroock & Lavan LLP
                                180 Maiden Lane
                         New York, New York 10038-4982

 It is proposed that this filing will become effective (check appropriate box)


---- immediately upon filing pursuant to paragraph (b)

  X  on May 1, 1999 pursuant to paragraph (b)
----

---- 60 days after filing pursuant to paragraph (a) (i)

---- on (date) pursuant to paragraph (a) (i)

---- 75 days after filing pursuant to paragraph (a) (ii)

---- on (date) pursuant to paragraph (a) (ii) of Rule 485.

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            LAZARDFUNDS
                                                             PROSPECTUS
                                                            MAY 1, 1999







AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
===============================================================================================================
                                                         PAGE
                                                                 --------------------------------------------
CAREFULLY REVIEW THIS IMPORTANT SECTION, WHICH               6    RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
SUMMARIZES EACH PORTFOLIO'S INVESTMENTS, RISKS,                  ---------------------------------------------
PAST PERFORMANCE AND FEES.                                   6   Lazard Equity Portfolio
                                                             8   Lazard Mid Cap Portfolio

                                                            10   Lazard Small Cap Portfolio
                                                            12   Lazard Bantam Value Portfolio
                                                            14   Lazard Global Equity Portfolio
                                                            16   Lazard International Equity Portfolio
                                                            18   Lazard International Small Cap Portfolio
                                                            20   Lazard Emerging Markets Portfolio
                                                            22   Lazard Bond Portfolio
                                                            24   Lazard High Yield Portfolio
                                                            26   Lazard International Fixed-Income Portfolio
                                                            28   Lazard Strategic Yield Portfolio

                                                                 ---------------------------------------------
REVIEW THIS SECTION FOR INFORMATION ON INVESTMENT           30    INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
STRATEGIES AND THEIR RISKS.                                      ---------------------------------------------
                                                            30   Lazard Equity Portfolio
                                                            30   Lazard Mid Cap Portfolio
                                                            31   Lazard Small Cap Portfolio
                                                            32   Lazard Bantam Value Portfolio
                                                            32   Lazard Global Equity Portfolio
                                                            33   Lazard International Equity Portfolio
                                                            34   Lazard International Small Cap Portfolio
                                                            35   Lazard Emerging Markets Portfolio
                                                            36   Lazard Bond Portfolio
                                                            36   Lazard High Yield Portfolio
                                                            37   Lazard International Fixed-Income Portfolio
                                                            39   Lazard Strategic Yield Portfolio

                                                                 ---------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE AND           40    FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE THE PORTFOLIOS.                        ---------------------------------------------
                                                            40   Investment Manager
                                                            40   Principal Portfolio Managers
                                                            41   Administrator
                                                            41   Distributor
                                                            41   Custodian


                                                         PAGE
REVIEW THIS SECTION FOR DETAILS ON HOW SHARES ARE                --------------------------------------------
VALUED, HOW TO PURCHASE, SELL AND EXCHANGE                  41    SHAREHOLDER INFORMATION
SHARES, RELATED CHARGES AND PAYMENTS OF DIVIDENDS                --------------------------------------------
AND DISTRIBUTIONS.                                          41   General
                                                            42   How to Buy Shares
                                                            43   Distribution and Service (12b-1) Fees
                                                            43   How to Sell Shares
                                                            43   Investor Services
                                                            44   General Policies
                                                            45   Account Policies, Dividends and Taxes

                                                                 ---------------------------------------------
REVIEW THIS SECTION FOR RECENT FINANCIAL INFORMATION.       45    FINANCIAL HIGHLIGHTS
                                                                 ---------------------------------------------

                                                                 ---------------------------------------------
WHERE TO LEARN MORE ABOUT THE PORTFOLIOS                          BACK COVER
                                                                 ---------------------------------------------


       -------------------------------------------------------------------
         LAZARD ASSET MANAGEMENT, A DIVISION OF LAZARD FRERES & CO. LLC
        ("LAZARD FRERES"), SERVES AS EACH PORTFOLIO'S INVESTMENT MANAGER.
       -------------------------------------------------------------------

The Portfolios      The Lazard Funds, Inc. consists of twelve separate
                    Portfolios, each with its own investment objective, strategies and risk/return profile. Each Portfolio invests in different securities, depending on its investment objective. Each Portfolio can be expected to have a different degree of risk and yield or return. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.


                    You should be aware that the Portfolios:

                    o Are not bank deposits

                    o Are not guaranteed, endorsed or insured by any bank,
                      financial institution or government entity, such as the Federal Deposit Insurance Corporation

                    o Are not guaranteed to achieve their stated goals

                    Each Portfolio offers Institutional Shares and Open Shares. Institutional Shares and Open Shares have different investment minimums and different expense ratios.


Who May Want to Invest?

                    ------------------------------
                    EQUITY PORTFOLIOS
                    ------------------------------
                    Lazard Equity Portfolio
                    Lazard Mid Cap Portfolio
                    Lazard Small Cap Portfolio
                    Lazard Bantam Value Portfolio
                    Lazard Global Equity Portfolio
                    Lazard International Equity Portfolio
                    Lazard International Small Cap Portfolio
                    Lazard Emerging Markets Portfolio

                    These Portfolios will invest primarily in equity securities, including common stocks, preferred stocks and convertible securities of both U.S. and non-U.S. issuers. The Investment Manager seeks to identify undervalued securities based on earnings, cash flow or asset values. The Investment Manager focuses on individual stock selection rather than on general stock market trends.


                    The securities in which the Portfolios will invest generally have one or more of the following characteristics:

                    o are undervalued relative to their earnings, cash flow or asset values;

                    o have an attractive price/value relationship with
                      expectations that some catalyst will cause the perception of value to change within two years;

                    o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power;

                    o have low projected P/E or price-to-cash flow multiples;

                    Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Equity Portfolios' performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

                    Consider investing in these Portfolios if you are:

                    o seeking a long-term goal such as retirement

                    o looking to add a growth component to your portfolio

                    o willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns

                    These Portfolios may not be appropriate if you are:

                    o pursuing a short-term goal or investing emergency reserves

                    o uncomfortable with an investment that will go up and down in value

                    ---------------------------------
                    FIXED-INCOME PORTFOLIOS
                    ---------------------------------
                    Lazard Bond Portfolio
                    Lazard High Yield Portfolio
                    Lazard International Fixed-Income Portfolio
                    Lazard Strategic Yield Portfolio

                    These Portfolios will invest in a variety of both U.S. and non-U.S. fixed-income securities. The Investment Manager focuses on individual security selection in fixed-income markets. The risks associated with each Portfolio will vary. Each investor should review carefully the risks associated with each Portfolio. Consider investing in these Portfolios if you are:

                    o looking to add a monthly income component to your
                       investments

                    o seeking higher potential returns than those offered by
                       money market funds

                    o willing to accept the risks of price and dividend
                      fluctuations

                    These Portfolios may not be appropriate if you are:

                    o investing emergency reserves

                    o uncomfortable with an investment that will go up and down in value

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD EQUITY PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT      The Portfolio invests primarily in equity securities,
STRATEGIES                principally common stocks, of relatively large U.S.
                          companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

PRINCIPAL INVESTMENT      While stocks have historically been a leading choice
RISKS                     of long-term investors, they do fluctuate in price.
                          The value of your investment in the Portfolio will go up and down, which means that you could lose money.
                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.




The accompanying bar chart and table provide some indication of the risks of investing in Lazard Equity Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES

            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]


                               1989         23.65%
                               1990         -4.73%
                               1991         27.55%
                               1992          5.26%
                               1993         18.62%
                               1994          4.23%
                               1995         37.69%
                               1996         19.91%
                               1997         25.13%
                               1998         17.31%


--------------------------------------------------------------------------------
   Best quarter:            12/31/98          21.97%
   Worst quarter:            9/30/98         (15.02)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)

                       INCEPTION     PAST        PAST        PAST      SINCE
                          DATE       YEAR       5 YEARS    10 YEARS   INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES     6/1/87     17.31%      20.36%      16.83%     14.98%
--------------------------------------------------------------------------------
OPEN SHARES              2/5/97     16.98%        N/A         N/A      18.95%
--------------------------------------------------------------------------------
S&P 500(R) INDEX                    28.57%      24.06%      19.21%     16.50%
                                                                    (Institutional)
                                                                       31.00%
                                                                       (Open)
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.


EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment
o  5% annual return each year
o  redemption at the end of each period

o  no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Annual Portfolio
Operating Expenses

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            .10%                    .12%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        .85%                    1.12%
--------------------------------------------------------------------------------






                                       1          3           5          10
LAZARD EQUITY PORTFOLIO              Year       Years       Years       Years

INSTITUTIONAL SHARES                 $ 87       $271        $471       $1,049
--------------------------------------------------------------------------------
OPEN SHARES                          $114       $356        $617       $1,363
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
===============================================================================
LAZARD MID CAP PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.

PRINCIPAL  INVESTMENT     The Portfolio invests primarily in equity securities,
STRATEGIES                principally common stocks, of medium-size U.S.
                          companies in the range of the Russell Midcap Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

PRINCIPAL INVESTMENT      While stocks have historically been a leading choice
RISKS                     of long-term investors, they do fluctuate in price.
                          Midcap companies carry additional risks because their earnings tend to be less predictable, their shares prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

                          The Portfolio is non-diversified and may invest a greater precentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

The accompanying bar chart and table provide some indication of the risks of investing in the Lazard Mid Cap Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows the performance of the Portfolio's Institutional Shares for its first full calendar year of operations. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Russell Midcap Index, an unmanaged index of mid-capitalization common stocks. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES

            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]

                                    1998     3.65%


--------------------------------------------------------------------------------
Best quarter:                       12/31/98                      17.09%
Worst quarter:                       9/30/98                     (16.68)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)

                                INCEPTION       PAST             SINCE
                                  DATE          YEAR            INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES             11/4/97        3.65%             5.58%
--------------------------------------------------------------------------------
OPEN SHARES                      11/4/97        3.42%             5.34%
--------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX                           10.10%            11.58%
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.

EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 INITIAL INVESTMENT
o  5% annual return each year
o  redemption at the end of each period

o  no changes in operating
   expenses, except for the first year
   periods reflected in the table

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Annual Portfolio
Operating Expenses

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            .48%                    .66%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        1.23%                   1.66%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                            .18%                    .31%
--------------------------------------------------------------------------------
Net Expenses*                             1.05%                   1.35%
--------------------------------------------------------------------------------



* Reflects a contractual obligation by the Investment Manager to waive its fees and/or reimburse the Portfolio through December 31, 1999 to the extent Total Annual Portfolio Operating Expenses exceed in any fiscal year 1.05% and 1.35% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.




LAZARD MIDCAP                          1          3           5          10
PORTFOLIO                           Year+      Years+       Years+       Years+

INSTITUTIONAL SHARES                 $107       $343        $597       $1,325
--------------------------------------------------------------------------------
OPEN SHARES                          $137       $481        $847       $1,879
--------------------------------------------------------------------------------

+ Year 1 fees and expenses are based on a contractual agreement.

                   RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================


LAZARD SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.

PRINCIPAL  INVESTMENT     The Portfolio invests primarily in equity securities,
STRATEGIES                principally common stocks, of relatively small U.S.
                          companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

PRINCIPAL INVESTMENT      While stocks have historically been a leading choice
RISKS                     of long-term investors, they do fluctuate in price.
                          Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

                          The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.


The accompanying bar chart and table provide some indication of the risks of investing in the Lazard Small Cap Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Russell 2000 Index, an unmanaged index of smaller capitalization common stocks. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES

            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]


                               1992       24.75%
                               1993       30.09%
                               1994        2.03%
                               1995       21.52%
                               1996       23.93%
                               1997       28.06%
                               1998      -12.62%


--------------------------------------------------------------------------------
   Best quarter:            12/31/98          18.39%
   Worst quarter:            9/30/98         (25.53)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)

                            INCEPTION        PAST           PAST          SINCE
                               DATE          YEAR          5 YEARS       INCEPTION
-----------------------------------------------------------------------------------
INSTITUTIONAL SHARES         10/30/91      (12.62)%        11.45%         16.11%
-----------------------------------------------------------------------------------
OPEN SHARES                   1/30/97      (12.86)%          N/A           4.82%
-----------------------------------------------------------------------------------
RUSSELL 2000 INDEX                          (2.55%)        11.86%         13.89%
                                                                      (Institutional)
                                                                           8.49%
                                                                           (Open)
-----------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.

EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment
o  5% annual return each year
o  redemption at the end of each period

o  no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Annual Portfolio
Operating Expenses

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            .06%                    .09%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        .81%                   1.09%
--------------------------------------------------------------------------------

LAZARD SMALL CAP                      1          3           5          10
PORTFOLIO                            Year      Years       Years       Years

INSTITUTIONAL SHARES                 $ 83       $259        $450       $1,002
--------------------------------------------------------------------------------
OPEN SHARES                          $111       $347        $601       $1,329
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD BANTAM VALUE PORTFOLIO

INVESTMENT OBJECTIVE       The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT       The Portfolio invests primarily in equity securities
STRATEGIES                 of small U.S. companies with market capitalizations
                           under $500 million that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

PRINCIPAL INVESTMENT      While stocks have historically been a leading choice
RISKS                     of long-term investors, they do fluctuate in price.
                          Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

                          The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.


The accompanying bar chart and table provide some indication of the risks of investing in the Lazard Bantam Value Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Russell 2000 Index, an unmanaged index of smaller capitalization common stocks. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES


            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]

                                97        33.94%
                                98       -13.82%


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)

                               INCEPTION        PAST             SINCE
                                  DATE          YEAR            INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES             3/1/96       (13.82)%           16.39%
--------------------------------------------------------------------------------
OPEN SHARES                      1/23/97      (14.02)%            4.96%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX                                               11.16%
                                                             (Institutional)
                                                                  8.22%
                                                                 (Open)
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.


EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment
o  5% annual return each year
o  redemption at the end of each period

o  no changes in operating
   expenses, except for the first year
   periods reflected in the table

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Annual Portfolio
Operating Expenses

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            .34%                    .60%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        1.09%                   1.60%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                            .04%                    .25%
--------------------------------------------------------------------------------
Net Expenses*                             1.05%                   1.35%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fees and/or reimburse the Portfolio through December 31, 1999 to the extent Total Annual Portfolio Operating Expenses exceed in any fiscal year 1.05% and 1.35% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.

LAZARD BANTAM VALUE                   1          3           5          10
PORTFOLIO                           Year+      Years+       Years+       Years+


INSTITUTIONAL SHARES                 $107       $343        $597       $1,325
--------------------------------------------------------------------------------
OPEN SHARES                          $137       $481        $847       $1,879
--------------------------------------------------------------------------------

+ Year 1 fees and expenses are based on a contractual agreement.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD GLOBAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT      The Portfolio invests primarily in equity securities,
                          principally common stocks, of relatively large companies, with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) World
                          Index, both U.S. and non-U.S., that the Investment
                          Manager believes are undervalued based on their earnings, cash flow or asset values.

                          In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time based on the Investment Manager's judgment. Ordinarily, the Portfolio invests in at least three different foreign countries.

PRINCIPAL INVESTMENT      While stocks have historically been a leading choice
RISKS                     of long-term investors, they do fluctuate in price.
                          Foreign securities include special risks, such as exposure to currency fluctuations, changing political climate and potentially less liquidity. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

                          The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.


The accompanying bar chart and table provide some indication of the risks of investing in the Lazard Global Equity Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the MSCI World Index, an arithmetic, market value-weighted average return which is derived from equities of Europe, Australasia and Far East (EAFE) Index countries and equities from Canada and the U.S. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES

            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]

                                97     15.26%
                                98     17.10%


--------------------------------------------------------------------------------
Best quarter:               12/31/98          18.45%
Worst quarter:               9/30/98         (16.39)%
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.

EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment
o  5% annual return each year
o  redemption at the end of each period

o no changes in operating
  expenses, except for the first year
  periods reflected in the table.

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)

                               INCEPTION        PAST             SINCE
                                  DATE          YEAR            INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES             1/4/96        17.10%            16.09%
--------------------------------------------------------------------------------
OPEN SHARES                      1/30/97       16.82%            17.52%
--------------------------------------------------------------------------------
MSCI WORLD INDEX                               24.32%            17.57%
                                                             (Institutional)
                                                                 20.19%
                                                                 (Open)
--------------------------------------------------------------------------------


Annual Portfolio
Operating Expenses

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            1.43%                   1.85%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        2.18%                   2.85%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                            1.13%                   1.50%
--------------------------------------------------------------------------------
Net Expenses*                             1.05%                   1.35%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fees and/or reimburse the Portfolio through December 31, 1999 to the extent Total Annual Portfolio Operating Expenses exceed in any fiscal year 1.05% and 1.35% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.




LAZARD GLOBAL EQUITY                  1          3           5          10
PORTFOLIO                           Year+      Years+      Years+      Years+

INSTITUTIONAL SHARES                 $107       $573       $1,066      $2,425
--------------------------------------------------------------------------------
OPEN SHARES                          $137       $741       $1,371      $3,068
--------------------------------------------------------------------------------

+ Year 1 fees and expenses are based on a contractual agreement.

                   RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================


LAZARD INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.


PRINCIPAL INVESTMENT      The Portfolio invests primarily in equity securities,
STRATEGIES                principally common stocks, of relatively large
                          non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International
                          (MSCI) Europe, Australasia and Far East Index that the
                          Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                          In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time based on the Investment Manager's judgment. Ordinarily, the Portfolio invests in at least three different foreign countries.

PRINCIPAL INVESTMENT      While stocks have historically been a leading choice
RISKS                     of long-term investors, they do fluctuate in price.
                          The Portfolio's performance will be influenced by political, social and economic factors. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

                          The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

The accompanying bar chart and table provide some indication of the risks of investing in the Lazard International Equity Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index, an unmanaged index comprised of international equities. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     Year-by-Year Total Returns as of 12/31
                            for Institutional Shares


            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]

                                1992     -6.62%
                                1993     31.05%
                                1994      0.24%
                                1995     13.14%
                                1996     15.64%
                                1997     11.84%
                                1998     16.04%


--------------------------------------------------------------------------------
   Best quarter:            12/31/98          17.96%
   Worst quarter:            9/30/98         (17.11)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)


                             INCEPTION     PAST        PAST       SINCE
                                DATE       YEAR       5 YEARS    INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES          10/29/91    16.04%      11.22%      11.26%
--------------------------------------------------------------------------------
OPEN SHARES                    1/23/97    15.82%        N/A       15.44%
--------------------------------------------------------------------------------
MSCI EUROPE,                              20.00%       9.19%       8.65%
AUSTRALASIA AND                                               (Institutional)
FAR EAST INDEX                                                    12.82%
                                                                   (Open)
---------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.

EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment
o  5% annual return each year
o  redemption at the end of each period

o  no changes in operating expenses.

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Annual Portfolio
Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            .15%                    .24%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        .90%                   1.24%
--------------------------------------------------------------------------------





LAZARD INTERNATIONAL                  1           3           5          10
EQUITY PORTFOLIO                     Year       Years       Years       Years

INSTITUTIONAL SHARES                 $ 92       $287        $498       $1,108
--------------------------------------------------------------------------------
OPEN SHARES                          $126       $393        $681       $1,500
--------------------------------------------------------------------------------

                   RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT      The Portfolio invests primarily in equity securities,
                          principally common stocks, of relatively small, non-U.S. companies in the range of the Morgan Stanley
                          Capital International Europe, Australasia and Far East
                          Small Cap Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                          In choosing stocks for the Portfolio, the Investment Manager looks for smaller, well managed non-U.S. companies that have the potential to grow. The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time based on the Investment Manager's judgment. Ordinarily, the Portfolio invests in at least three different foreign countries.

PRINCIPAL INVESTMENT      While stocks have historically been a leading choice
RISKS                     of long-term investors, they do fluctuate in price.
                          The Portfolio's performance will be influenced by political, social and economic factors affecting non-U.S. companies. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

                          The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

The accompanying bar chart and table provide some indication of the risks of investing in the Lazard International Small Cap Portfoio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Small Cap Index and the Salomon Extended Market Index Ex-U.S., each of which is an unmanaged index of securities listed on foreign stock exchanges. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES

            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]

                                1994       -4.51%
                                1995        1.90%
                                1996       15.65%
                                1997        0.27%
                                1998        7.55%

--------------------------------------------------------------------------------
   Best quarter:             3/31/98          20.62%
   Worst quarter:            9/30/98         (19.58)%
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.




EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment
o  5% annual return each year
o  redemption at the end of each period

o  no changes in operating
   expenses, except for the first year
   periods reflected in the table

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)

                                INCEPTION     PAST        PAST       SINCE
                                   DATE       YEAR       5 YEARS    INCEPTION
------------------------------------------------------------------------------
INSTITUTIONAL SHARES              12/1/93     7.55%       3.94%       5.58%
------------------------------------------------------------------------------
OPEN SHARES                       2/13/97     7.21%        N/A        1.97%
------------------------------------------------------------------------------
MSCI EUROPE,                                  5.44%      (3.38)%     (1.75)%
AUSTRALASIA AND FAR                                              (Institutional)
EAST SMALL CAP INDEX                                                (10.27)%
                                                                     (Open)
------------------------------------------------------------------------------
SALOMON EMI                                  12.15%       4.47%       5.68%
INDEX EX-U.S.                                                    (Institutional)
                                                                      2.04%
                                                                      (Open)
-------------------------------------------------------------------------------



Annual Portfolio
Operating Expenses

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            .29%                    .93%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        1.04%                   1.93%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                              --                     .50%
--------------------------------------------------------------------------------
Net Expenses*                             1.04%                   1.43%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fee and/or reimburse the Portfolio through December 31, 1999 to the extent Total Annual Portfolio Operating Expenses exceed in any fiscal year 1.04% and 1.43% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.

LAZARD INTERNATIONAL                  1          3           5          10
SMALL CAP PORTFOLIO                 Year+     Years+       Years+      Years+

INSTITUTIONAL SHARES                 $106       $331        $574       $1,271
--------------------------------------------------------------------------------
OPEN SHARES                          $146       $558        $996       $2,213
--------------------------------------------------------------------------------

  +  Year 1 fees and expenses are based on a contractual agreement.

                   RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD EMERGING MARKETS PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT      The Portfolio invests primarily in equity securities,
STRATEGIES                principally common stocks, of non-U.S. companies whose
                          principal activities are in emerging market countries that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                          Emerging market countries include all countries represented by the Morgan Stanley Capital International Emerging Markets (Free) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, Sri Lanka, South Africa, Taiwan, Thailand, Turkey and Venezuela.

PRINCIPAL INVESTMENT      The securities markets of emerging market countries
RISKS                     can be extremely volatile. The Portfolio's performance
                          will be influenced by political, social and economic factors affecting companies in emerging market countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

                          The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

The accompanying bar chart and table provide some indication of the risks of investing in the Lazard Emerging Markets Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Morgan Stanley Capital International
(MSCI) Emerging Markets (Free) Index and the International Finance Corp. (IFC) Investable Total Return Index, an index of emerging markets securities that represents 65% of market capital compiled by the International Finance Corporation. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES

            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]

                                1995      -5.88%
                                1996      23.63%
                                1997      -9.84%
                                1998     -23.49%


--------------------------------------------------------------------------------
   Best quarter:             6/30/97          12.07%
   Worst quarter:            9/30/98         (23.59)%
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.


EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment
o  5% annual return each year
o  redemption at the end of each period

o  no changes in operating expenses,
   except for the first year periods
   reflected in the table

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)

                               INCEPTION        PAST             SINCE
                                  DATE          YEAR            INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES             7/15/94      (23.49)%           (5.10)%
--------------------------------------------------------------------------------
OPEN SHARES                      1/8/97       (23.30)%          (17.99)%
--------------------------------------------------------------------------------
MSCI EMERGING                                 (25.34)%           (8.70)%
MARKETS (FREE) INDEX                                         (Institutional)
                                                                (19.40)%
                                                                 (Open)
--------------------------------------------------------------------------------
IFC INVESTABLE TOTAL                          (22.02)%           (8.85)%
RETURN INDEX                                                 (Institutional)
                                                                (19.53)%
                                                                 (Open)
--------------------------------------------------------------------------------

Annual Portfolio
Operating Expenses

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           1.00%                  1.00%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            .29%                    .51%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        1.29%                   1.76%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                            .01%                    .16%
--------------------------------------------------------------------------------
Net Expenses*                             1.28%                   1.60%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fees and/or reimburse the Portfolio through December 31, 1999 to the extent Total Annual Portfolio Operating Expenses exceed in any fiscal year 1.28% and 1.60% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.




LAZARD EMERGING MARKETS               1          3           5          10
PORTFOLIO                           Year+      Years+      Years+      Years+

INSTITUTIONAL SHARES                 $130       $408        $707       $1,556
--------------------------------------------------------------------------------
OPEN SHARES                          $163       $539        $939       $2,060
--------------------------------------------------------------------------------

 + Year 1 fees and expenses are based on a contractual agreement.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD BOND PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks to build and preserve capital.

PRINCIPAL INVESTMENT      The Portfolio invests in a range of bonds and other
STRATEGIES                fixed-income securities, including mortgage-backed
                          securities, asset-backed securities, municipal securities, corporate fixed-income securities and U.S.
                          Government securities. The Portfolio invests the major portion of its assets in investment grade fixed-income securities and may invest up to 10% of its total assets in fixed-income securities rated below investment grade ("junk" bonds). Under normal market conditions, the Portfolio invests at least 80% of its total assets in fixed-income securities with maturities of greater than one year. Under normal market conditions, the Portfolio's effective duration
                          (a measure of interest rate sensitivity) will range between two and seven years.

PRINCIPAL INVESTMENT      While bonds are designed to produce a stable stream of
RISKS                     income, their prices move inversely with changes in
                          interest rates. The Portfolio is subject to credit risk, or the risk that an issuer of bonds held by the Portfolio fails to make timely interest or principal payments, potentially reducing the Portfolio's income or share price.

                          The value of your investment in the Portfolio will go up and down, which means that you could lose money. The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.


The accompanying bar chart and table provide some indication of the risks of investing in the Lazard Bond Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Lehman Intermediate Government/ Corporate Bond Index, an index calculated by Lehman Brothers. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES

            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]

                                 1992      5.69%
                                 1993      8.59%
                                 1994     -4.20%
                                 1995     16.20%
                                 1996      4.36%
                                 1997      8.56%
                                 1998      5.77%



--------------------------------------------------------------------------------
   Best quarter:             6/30/95           6.15%
   Worst quarter:            3/31/94          (2.40)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)

                               INCEPTION     PAST        PAST       SINCE
                                  DATE       YEAR       5 YEARS    INCEPTION

INSTITUTIONAL SHARES            11/12/91     5.77%       5.93%       6.69%
--------------------------------------------------------------------------------
OPEN SHARES                      3/5/97      5.42%        N/A        6.93%
--------------------------------------------------------------------------------
LEHMAN INTERMEDIATE                          8.43%       6.60%       7.35%
GOV'T/CORP. BOND INDEX                                          (Institutional)
                                                                    8.66%
                                                                    (Open)
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.



EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 initial investment
o 5% annual return each year
o redemption at the end of each period

o no changes in operating
  expenses, except for the first year
  periods reflected in the table.

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


Annual Portfolio
Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


--------------------------------------------------------------------------------
                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           .50%                    .50%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            .29%                    .46%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        .79%                    1.21%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                            .01%                     .11%
--------------------------------------------------------------------------------
Net Expenses*                             .78%                    1.10%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fees and/or reimburse the Portfolio through December 31, 1999 to the extent Total Annual Portfolio Operating Expenses exceed in any fiscal year 1.28% and 1.60% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.

                                      1          3           5          10
LAZARD BOND PORTFOLIO                YEAR+     YEARS+      YEARS+      YEARS+


--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                 $ 80       $251        $438        $977
--------------------------------------------------------------------------------
OPEN SHARES                          $112       $373        $654       $1,456
--------------------------------------------------------------------------------


  + Year 1 fees and expenses are based on a contractual agreement.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE

                          The Portfolio seeks maximum total return from a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT      The Portfolio invests primarily in high-yielding
STRATEGIES                corporate fixed-income securities rated, at the time
                          of purchase, below investment grade ("junk bonds").
                          While the Portfolio's emphasis is currently on high-yielding corporate bonds, it may also invest in mortgage-related securities, asset-backed securities, zero coupon securities, municipal securities, preferred stock and convertible securities of U.S. and non-U.S. issuers. The Portfolio may invest, to a limited extent, in companies in, or governments of, emerging market countries.


PRINCIPAL INVESTMENT      High yield bonds involve greater credit risk than
RISKS                     investment grade bonds. They tend to be more volatile
                          in price, less liquid and are considered speculative.
                          The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                          Other risk factors could have an effect on the Portfolio's performance, including:

                          o if there is a decline in the credit quality of a
                            bond, or a perception of a decline, the bond's value could fall, potentially lowering the Portfolio's share price
                          o if the Portfolio's mortgage-related securities are
                            paid off substantially earlier or later than expected, the Portfolio's share price or yield could be hurt
                          o the price and yield of non-U.S. debt securities
                            could be affected by factors ranging from political and economic instability to changes in currency exchange rates

                          The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.



                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

       As of the date of this prospectus, the Portfolio had not completed a year of operations.
              Accordingly, no performance information is provided.

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.



EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 INITIAL INVESTMENT
o 5% annual return each year
o redemption at the end of each period

o no changes in operating expenses,
  except for the first year periods
  reflected in the table

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Annual Portfolio
Operating Expenses

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                           .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                    .25%
--------------------------------------------------------------------------------
Other expenses                            .80%                    8.77%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        1.55%                   9.77%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                            .50%                   8.42%
--------------------------------------------------------------------------------
Net Expenses*                             1.05%                   1.35%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fee and/or reimburse the Portfolio through December 31, 1999 to the extent Total Annual Portfolio Operating Expenses exceed in any fiscal year 1.05% and 1.35% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.




LAZARD HIGH YIELD                     1          3           5          10
PORTFOLIO                            Year+     Years+      Years+      Years+

INSTITUTIONAL SHARES                 $107       $441        $797       $1,803
--------------------------------------------------------------------------------
OPEN SHARES                          $137      $2,067      $3,817      $7,513
--------------------------------------------------------------------------------

  + Year 1 fees and expenses are based on a contractual agreement.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks maximum total return from a
                          combination of capital appreciation and current income.

PRINCIPAL INVESTMENT      The Portfolio generally invests at least 80% of its
STRATEGIES                total assets in fixed-income securities of companies
                          within, or governments, their agencies or instrumentalities of, at least three different non-U.S. countries. The Investment Manager currently intends to invest the Portfolio's assets primarily in companies within, or governments of, Continental
                          Europe, the United Kingdom, Canada and the Pacific
                          Basin. The Portfolio invests primarily in non-U.S.
                          fixed-income securities of varying maturities. The
                          Portfolio typically invests more than half of its total assets in corporate bonds, mortgage-related securities and asset-backed securities. The Portfolio typically invests less than half of its total assets in foreign government obligations. The Portfolio generally invests at least 85% of its total assets in investment grade fixed-income securities and may invest up to 15% of its total assets in fixed-income securities rated below investment grade ("junk" bonds). Under normal market conditions, the Portfolio's effective duration (a measure of interest rate sensitivity) will range between two and eight years.

PRINCIPAL INVESTMENT      While bonds are designed to produce a stable stream of
RISKS                     income, their prices move inversely with changes in
                          interest rates. The Portfolio is subject to credit risk, or the risk that an issuer of bonds held by the Portfolio fails to make timely interest or principal payments, potentially reducing the Portfolio's income or share price. The Portfolio's performance will be influenced by political, social and economic factors of non-U.S. countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                          Mortgage-related securities can have a different interest rate sensitivity than other bonds, because of prepayments and other factors. For example, when interest rates fall, mortgage-related securities may be paid off earlier than expected, and the Portfolio may reinvest those assets at lower rates. This lessens these securities appreciation potential when interest rates decline. When interest rates rise, mortgage-related securities may decline less in price, given their generally higher coupon.

                          The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.


The accompanying bar chart and table provide some indication of the risks of investing in the Lazard International Fixed-Income Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Salomon World Government Bond Index Ex-U.S., an index compiled by Salomon Smith Barney. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES


           [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]

                               1992       2.03%
                               1993      15.67%
                               1994       4.17%
                               1995      19.38%
                               1996       5.52%
                               1997      -5.58%
                               1998      13.20%


--------------------------------------------------------------------------------
   Best quarter:             3/31/95          13.20%
   Worst quarter:            3/31/97          (5.63)%
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.



EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 initial investment
o 5% annual return each year
o redemption at the end of each period

o no changes in operating expenses,
  except for the first year periods
  reflected in the table

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)


                                INCEPTION     PAST        PAST        SINCE
                                   DATE       YEAR       5 YEARS    INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES              11/8/91    13.20%       7.00%       7.86%
--------------------------------------------------------------------------------
OPEN SHARES                       1/8/97     12.92%        N/A        3.72%
--------------------------------------------------------------------------------
SALOMON WORLD                                17.19%       8.26%       9.61%
GOVERNMENT BOND                                                  (Institutional)
INDEX EX-U.S.                                                         6.81%
                                                                      (Open)
--------------------------------------------------------------------------------


Annual Portfolio
Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management Fees                            .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                     .25%
--------------------------------------------------------------------------------
Other expenses                             .35%                    .92%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        1.10%                   1.92%
--------------------------------------------------------------------------------
Fee Waiver and
Expense Reimbursement*                     .01%                    .57%
--------------------------------------------------------------------------------
Net Expenses*                             1.09%                   1.35%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fees and/or reimburse the Portfolio through December 31, 1999 to the extent Total Annual Portfolio Operating Expenses exceed in any fiscal year 1.09% and 1.35% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.


LAZARD INTERNATIONAL                  1          3           5          10
FIXED-INCOME PORTFOLIO               Year+     Years+      Years+      Years+


INSTITUTIONAL SHARES                 $111       $349        $605       $1,339
--------------------------------------------------------------------------------
OPEN SHARES                          $137       $548        $984       $2,197
--------------------------------------------------------------------------------

  + Year 1 fees and expenses are based on a contractual agreement.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD STRATEGIC YIELD PORTFOLIO

INVESTMENT OBJECTIVE      The Portfolio seeks total return from a combination of
                          capital appreciation and current income.

PRINCIPAL INVESTMENT      The Portfolio invests in a wide variety of U.S. and
STRATEGIES                non-U.S. fixed-income securities. The Portfolio
                          typically invests approximately half of its total assets in investment grade corporate bonds, mortgage-related securities and asset-backed securities. The Portfolio typically invests approximately half of its total assets in fixed-income securities rated below investment grade ("junk" bonds), emerging markets securities, structured notes and local currency-denominated bonds. Structured notes are securities that provide cash flows based on the movements of underlying variables, such as exchange rates or interest rates. At least 95% of these fixed-income securities will be rated, at the time of purchase, at least CCC by S&P or Caa by Moody's, or the unrated equivalent as determined by the Investment
                          Manager. The remaining 5% may be rated as low as the lowest rating assigned by S&P or Moody's.

                          Consequently, the Portfolio may invest all of its assets in fixed-income securities rated below investment grade. The Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated fixed-income securities of foreign issuers.

PRINCIPAL INVESTMENT      While bonds are designed to produce a stable stream of
RISKS                     income, their prices move inversely with changes in
                          interest rates. High yield bonds involve greater credit risk than investment grade bonds. They tend to be more volatile in price, less liquid and are considered speculative.


                          The Portfolio's performance will be influenced by political, social and economic factors affecting non-U.S. countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


                          Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of emerging market issuers often are subject to rapid and large changes in price.

                          Mortgage-related securities can have a different interest rate sensitivity than other bonds, because of prepayments and other factors. For example, when interest rates fall, mortgage-related securities may be paid off earlier than expected, and the Portfolio may reinvest those assets at lower rates. This lessens these securities appreciation potential when interest rates decline. When interest rates rise, mortgage-related securities may decline less in price, given their generally higher coupon.

                          The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in market value of a single company or industry.

The accompanying bar chart and table provide some indication of the risks of investing in the Lazard Strategic Yield Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the One Month LIBOR U.S. Dollar Fixed Index, an average derived from sixteen quotations provided by banks determined by the British Bankers Association. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.


FEES AND EXPENSES
-----------------

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.



EXPENSE EXAMPLE
---------------

Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 INITIAL INVESTMENT
o 5% annual return each year
o redemption at the end of each period

o no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                            FOR INSTITUTIONAL SHARES

            [FIGURES BELOW REPRESENTS BAR CHART IN THE PRINTED FORM]


                                1992       5.96%
                                1993      15.60%
                                1994      -2.34%
                                1995      13.56%
                                1996      13.74%
                                1997       5.30%
                                1998       0.75%


--------------------------------------------------------------------------------
   Best quarter:          3/31/93        6.33
   Worst quarter:         9/30/98       (3.78)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 1998)

                                INCEPTION     PAST        PAST       SINCE
                                   DATE       YEAR       5 YEARS    INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES             10/31/91     0.75%       6.00%       7.36%
--------------------------------------------------------------------------------
OPEN SHARES                       1/23/97     0.37%        N/A        2.12%
--------------------------------------------------------------------------------
ONE MONTH LIBOR                               5.54%       5.44%       4.88%
USD FIXED INDEX                                                  (Institutional)
                                                                      5.61%
                                                                     (Open)
--------------------------------------------------------------------------------

Annual Portfolio
Operating Expenses

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                      INSTITUTIONAL               OPEN
                                         SHARES                  SHARES
--------------------------------------------------------------------------------
Management fees                            .75%                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                      None                     .25%
--------------------------------------------------------------------------------
Other expenses                             .15%                    .28%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                        .90%                    1.28%
--------------------------------------------------------------------------------


LAZARD STRATEGIC                       1          3           5          10
YIELD PORTFOLIO                      Year       Years       Years       Years

INSTITUTIONAL SHARES                 $92        $287        $498        $1,108
--------------------------------------------------------------------------------
OPEN SHARES                          $130       $406        $702        $1,545
--------------------------------------------------------------------------------

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
================================================================================


                             LAZARD EQUITY PORTFOLIO
================================================================================


                      Ticker Symbol: LZEQX (Institutional)
                                     LZEOX (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------


The Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


The Portfolio generally invests at least 80% of its total assets in equity securities. The Portfolio may invest up to 20% of its total assets in U.S. Government securities and investment grade debt obligations of U.S. corporations. The Portfolio also may invest up to 10% of its total assets in non-U.S. equity or debt securities that trade in U.S. markets.


The Portfolio may engage, to a limited extent, in various investment techniques, such as options transactions, leveraging and lending portfolio securities.

The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.


RISK FACTORS
------------

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing smaller companies). Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.

Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.


While the Portfolio may engage in options transactions primarily to hedge its portfolio, it may use options to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility.


                            LAZARD MID CAP PORTFOLIO
================================================================================

                      Ticker Symbol: LZMIX (Institutional)
                                     N/A (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------


The Mid Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of medium-size U.S. companies in the range of the Russell Midcap Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Russell Midcap Index is composed of selected common stocks of medium-size U.S. companies.


The Portfolio generally invests at least 80% of its total assets in the equity securities of undervalued medium-size companies. The Portfolio may invest up to 20% of its total assets in the equity securities of larger capitalization companies or investment grade debt securities. The Portfolio may also invest up to 15% of its total assets in non-U.S. equity or debt securities.


The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions, foreign currency transactions, leveraging, short-selling and lending portfolio securities.

The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.


RISK FACTORS
------------

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing larger companies). Mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of

================================================================================

the Portfolio's investments will rise and fall based on investor perception. Investments in value stocks are subject to the risk that they may never reach what the Investment Manager believes is their full value. They also may decline in price, even though in theory they are already undervalued. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.


While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Portfolio's gains or losses.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.


                           LAZARD SMALL CAP PORTFOLIO
================================================================================

                      Ticker Symbol: LZSCX (Institutional)
                                     LZCOX (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------


The Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies.


The Portfolio generally invests at least 80% of its total assets in equity securities of small U.S. companies. These securities generally have one or more of the following characteristics:


o  have the potential to become a larger factor in the company's business;

o  have significant debt but have high levels of free cash flow; and

o have a relatively short corporate history with the expectation that the business may grow.


The Portfolio may invest up to 20% of its total assets in equity securities of larger U.S. companies or investment grade debt securities. The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.


RISK FACTORS
------------

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing larger companies). Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the Portfolio's investments will rise and fall based on investor perception only. Investments in value stocks are subject to the risk that they may never reach what the Investment Manager believes is their full value. They also may decline in price, even though in theory they are already undervalued. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.


The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared

================================================================================


with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.


                          LAZARD BANTAM VALUE PORTFOLIO
================================================================================


                      Ticker Symbol: LABVX (Institutional)
                                     N/A (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------


The Bantam Value Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of small U.S. companies with market capitalizations under $500 million that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

The Portfolio generally invests at least 80% of its total assets in equity securities of small U.S. companies. The Portfolio may invest up to 20% of its total assets in equity securities of large U.S. companies or investment grade debt securities. The Portfolio also may invest up to 10% of its total assets in non-U.S. equities or investment grade debt securities that trade in U.S. markets.

The Portfolio may engage, to a limited extent, in various investment techniques, such as options transactions and lending portfolio securities.

The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the investment Manager's expectations.


RISK FACTORS
------------

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing larger companies). Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the Portfolio's investments will rise and fall based on investor perception only. Investments in value stocks are subject to the risk that they may never reach what the Investment Manager believes is their full value. They also may decline in price, even though in theory they are already undervalued. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.


While the Portfolio may engage in options transactions primarily to hedge its portfolio, it may use options to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility.


At times, the Portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.


The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.



                         LAZARD GLOBAL EQUITY PORTFOLIO
================================================================================

                       Ticker Symbol: LZGEX(Institutional)
                                      N/A (Open)


INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------


The Global Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large companies, (those whose market value is more than $1 billion) both U.S. and non-U.S., that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

The Portfolio generally invests at least 80% of its total assets in equity securities, including American and Global Depositary Receipts, of companies located in at least four different countries, including the United States. The allocation of the Portfolio's assets among geographic regions may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Investment Manager currently intends to invest at least 25% of the Portfolio's total assets in securities of U.S. companies.

================================================================================

The Portfolio may invest up to 20% of its total assets in investment grade fixed-income securities. The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

RISK FACTORS
------------


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards. To the extent the Portfolio invests in companies in emerging market countries, these countries generally have economic structures that are less diverse and mature and political systems that are less stable, than those of developed countries.


Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.


While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.




                              LAZARD INTERNATIONAL
                                EQUITY PORTFOLIO
================================================================================


                      Ticker Symbol: LZIEX (Institutional)
                                     LZIOX (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------


The International Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the MSCI Europe, Australasia and Far East Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

The Portfolio generally invests at least 80% of its total assets in equity securities of companies located in at least three different foreign countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Investment Manager currently intends to invest the Portfolio's assets primarily in companies based in developed markets.

The Portfolio may invest up to 20% of its total assets in investment grade fixed-income securities and short-term money market instruments. The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.


RISK FACTORS
-----------

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards.

================================================================================

Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.


While the Portfolio may engage in foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.




                              LAZARD INTERNATIONAL
                               SMALL CAP PORTFOLIO
================================================================================

                      Ticker Symbol: LZISX (Institutional)
                                     N/A (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------


The International Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies in the range of the Morgan Stanley Capital International Europe, Australasia and Far East Small Cap Index (the "MSCI EAFE Small Cap Index") that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The MSCI EAFE Small Cap Index is an unmanaged index of securities listed on foreign stock exchanges.

The Portfolio generally invests at least 80% of its total assets in equity securities, including American and Global Depositary Receipts, of small non-U.S. companies.

The Portfolio generally invests at least 65% of its total assets in equity securities of small companies located in at least three foreign countries. The allocation of the Portfolio's assets among geographic regions may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Investment Manager currently intends to invest the Portfolio's assets primarily in companies based in Continental Europe, the United Kingdom, the Pacific Basin, Latin America and Canada.

The Portfolio may invest up to 20% of its total assets in equity securities of large companies or investment grade debt securities. The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.


RISK FACTORS
------------

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards.


Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the Portfolio's investments will rise and fall based on investor perception only. Investments in value stocks are subject to the risk that they may never reach what the Investment Manager believes is their full value. They also may decline in price, even though in theory they are already undervalued. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.


While the portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their

================================================================================


underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

                        LAZARD EMERGING MARKETS PORTFOLIO
================================================================================

                      Ticker Symbol: LZEMX (Institutional)
                                     N/A (Open)


INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------


The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal business activities are located in emerging market countries that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International Emerging Markets (Free) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, Sri Lanka, South Africa, Taiwan, Thailand, Turkey and Venezuela.

The Portfolio generally invests at least 65% of its total assets in equity securities, including American and Global Depositary Receipts, of companies whose principal business activities are located in emerging market countries. The Portfolio invests at least 65% of its total assets in equity securities of companies in at least three different foreign countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Europe.

The Portfolio may invest, to a limited extent, in closed-end investment companies that invest in emerging market securities. When the Investment Manager believes it is warranted, the Portfolio may invest, without limitation, in high quality fixed-income securities or the equity securities of U.S. companies.

The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.


RISK FACTORS
------------

The securities markets of emerging market countries can be extremely volatile. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.


While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

================================================================================

                              LAZARD BOND PORTFOLIO
================================================================================


Ticker Symbol: LZBDX (Institutional)
               N/A (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------

The Bond Portfolio seeks to build and preserve capital. The Portfolio invests in a range of bonds and other fixed-income securities, including mortgage-backed securities, asset-backed securities, municipal securities, corporate fixed-income securities and U.S. Government securities. The allocation of the Portfolio's assets among fixed-income sectors may shift from time to time based on the Investment Manager's judgment.


The Portfolio invests the major portion of its assets in investment grade bonds and other fixed-income securities or the unrated equivalent as determined by the Investment Manager. The Portfolio may invest up to 10% of its total assets in bonds and other fixed-income securities rated, at the time of purchase, below investment grade and as low as the lowest rating assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or the unrated equivalent ("junk bonds") as determined by the Investment Manager.


The Portfolio generally invests at least 80% of its total assets in bonds and other fixed-income securities with maturities of greater than one year. The Investment Manager anticipates that, under normal market conditions, the Portfolio's effective duration will range between two and seven years. Duration is a measure of how sensitive the securities held by the Portfolio may be to changes in interest rates.


The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions and lending portfolio securities.

The Portfolio typically sells a fixed-income security when new information changes the Investment Manager's fundamental view of the issuer, the current price appreciation makes the future value of the security less attractive or the market sector becomes overvalued relative to other sectors.


RISK FACTORS
------------

While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio is subject to credit risk, or the risk that an issuer of bonds held by the Portfolio fails to make timely interest or principal payments, potentially reducing the Portfolio's income or share price.

The Portfolio's investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Lower-rated bonds tend to be more volatile, less liquid and are considered speculative.

While the Portfolio may engage in options and futures transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. Although the Portfolio would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the bond market and may result in the Portfolio not achieving its investment objective.

At times, the Portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.


The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.


                           LAZARD HIGH YIELD PORTFOLIO
================================================================================

                      Ticker Symbol: LZHYX (Institutional)
                                     N/A (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------

The High Yield Portfolio seeks maximum total return from a combination of capital appreciation and current income. The Portfolio invests primarily in U.S. high-yielding, fixed-income securities rated, at the time of purchase, below investment grade ("junk" bonds).


The Portfolio generally invests at least 80% of its total assets in bonds and other fixed-income securities rated, at the time of purchase, below investment grade by S&P or Moody's and as low as the lowest rating assigned by S&P and Moody's, or the unrated equivalent as determined by the Investment Manager. While the Portfolio's investment

================================================================================

emphasis is currently on high-yielding corporate bonds, it may also invest in mortgage-related securities, asset-backed securities, zero coupon securities, municipal securities, preferred stock and convertible securities of U.S. and non-U.S. issuers. The Portfolio may invest, to a limited extent in companies in, or governments of, emerging market countries. When the Investment Manager believes it appropriate based on market conditions, the Portfolio may invest in investment grade securities or the unrated equivalent as determined by the Investment Manager.

The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions, foreign currency transactions, leveraging, short-selling and lending portfolio securities.

The Portfolio typically sells a fixed-income security when new information changes the Investment Manager's fundamental view of the issuer, the current price appreciation makes the future value of the security less attractive or the market sector becomes overvalued relative to other sectors.


RISK FACTORS
------------

While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds. They tend to be more volatile in price, less liquid and are considered speculative. As with stocks, the prices of junk bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general.

Other risk factors could have an effect on the Portfolio's performance:


    o if an issuer fails to make timely interest or principal payments

    o if there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the Portfolio's share price

    o if the Portfolio's mortgage-related securities are paid off substantially earlier or later than expected, the Portfolio's share price or yield could be hurt

    o the price and yield of non-U.S. debt securities could be affected by factors ranging from political and economic instability to changes in currency exchange rates

    o during unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like


While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the Portfolio's gains or losses.


Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the high yield bond market and may result in the Portfolio not achieving its investment objective.

At times, the Portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

                        LAZARD INTERNATIONAL FIXED-INCOME
                                   PORTFOLIO
================================================================================

                      Ticker Symbol: LZIFX (Institutional)
                                     N/A (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------

The International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation. The Portfolio invests primarily in non-U.S. fixed-income securities of varying maturities.


The Portfolio typically invests more than half of its total assets in corporate bonds, mortgage-related securities and asset-backed securities. The Portfolio typically invests less than half of its total assets in foreign government obligations.

================================================================================


The Portfolio generally invests at least 80% of its total assets in fixed-income securities of companies within, or governments, their agencies or instrumentalities of, at least three different non-U.S. countries. The Portfolio may invest in any region of the world, including emerging market countries. However, the Investment Manager currently intends to invest the Portfolio's assets primarily in companies within, or governments of, Continental Europe, the United Kingdom, Canada and the Pacific Basin. The Portfolio also may invest in American or Global Depositary Receipts issued in relation to a pool of fixed-income securities in which the Portfolio could invest directly.

The Portfolio generally invests at least 85% of its total assets in investment grade fixed-income securities or the unrated equivalent as determined by the Investment Manager. The Portfolio may invest up to 15% of its total assets in fixed-income securities rated, at the time of purchase, below investment grade and as low as the lowest rating assigned by S&P and Moody's or the unrated equivalent as determined by the Investment Manager.

The Investment Manager anticipates that, under normal market conditions, the Portfolio's effective duration will range between two and eight years. Duration is a measure of how sensitive the securities held by the Portfolio may be to changes in interest rates.


The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

The Portfolio typically sells a fixed-income security when new information changes the Investment Manager's fundamental view of the issuer, the current price appreciation makes the future value of the security less attractive or the market sector becomes overvalued relative to other sectors.


RISK FACTORS
------------

While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio is subject to credit risk, or the risk that an issuer of bonds held by the Portfolio fails to make timely interest or principal payments, potentially reducing the Portfolio's income or share price.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards.

The Portfolio's investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Lower-rated bonds tend to be more volatile, less liquid and are considered speculative.


Mortgage-related securities can have a different interest rate sensitivity than other bonds, because of prepayments and other factors. For example, when interest rates fall, mortgage-related securities may be paid off earlier than expected, and the Portfolio may reinvest those assets at lower rates. This lessens these securities' appreciation potential when interest rates decline. When interest rates rise, mortgage-related securities may decline less in price, given their generally higher coupon.


While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the bond market and may result in the Portfolio not achieving its investment objective.

At times, the Portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

================================================================================

                        LAZARD STRATEGIC YIELD PORTFOLIO
================================================================================

                      Ticker Symbol: LZSYX (Institutional)
                                     N/A (Open)

INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------


The Strategic Yield Portfolio seeks total return from a combination of capital appreciation and current income. The Portfolio invests primarily in a wide variety of U.S. and non-U.S. fixed-income securities. The Portfolio typically invests approximately half of its total assets in investment grade corporate bonds, mortgage-related securities and asset-backed securities. The Portfolio typically invests approximately half of its total assets in fixed-income securities rated below investment grade ("junk" bonds), emerging markets securities, structured notes and local currency-denominated bonds. Structured notes are securities that provide cash flows based on the movements of underlying variables, such as exchange rates or interest rates.

At least 95% of these fixed-income securities will be rated, at the time of purchase, at least CCC by S&P or Caa by Moody's, or the unrated equivalent as determined by the Investment Manager. The remaining 5% may be rated, at the time of purchase, as low as the lowest rating assigned by S&P and Moody's. Consequently, the Portfolio may invest all of its assets in fixed-income securities rated below investment grade.


The Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated fixed-income securities of foreign issuers. The Portfolio may invest without limitation in U.S. dollar denominated fixed-income securities of foreign issuers. The Portfolio also may invest in American or Global Depositary Receipts issued in relation to a pool of fixed-income securities in which the Portfolio could invest directly.

When, in the Investment Managers judgment, business or financial conditions warrant, the Portfolio may assume a temporary defensive position and invest without limit in investment grade fixed-income securities or short-term money market instruments.


The Portfolio may engage, to a limited extent, in various investment techniques, such as options transactions, foreign currency transactions and lending portfolio securities.

The Portfolio typically sells a fixed-income security when new information changes the Investment Manager's fundamental view of the issuer, the current price appreciation makes the future value of the security less attractive or the market sector becomes overvalued relative to other sectors.


RISK FACTORS
------------

While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


The Portfolio is subject to credit risk, or the risk that an issuer of bonds held by the Portfolio fails to make timely interest or principal payments, potentially reducing the Portfolio's income or share price.


The Portfolio's investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Lower-rated bonds tend to be more volatile, less liquid and are considered speculative.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards.


Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of emerging market issuers often are subject to rapid and large changes in price.

Mortgage-related securities can have a different interest rate sensitivity than other bonds, because of prepayments and other factors. For example, when interest rates fall, mortgage-related securities may be paid off earlier than expected, and the Portfolio may reinvest those assets at lower rates. This lessens these securities' appreciation potential when interest rates decline. When interest rates rise, mortgage-related securities may decline less in price, given their generally higher coupon.


While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

                        INVESTMENT OBJECTIVES, STRATEGIES
                              AND RISKS (CONTINUED)
================================================================================

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the bond market and may result in the Portfolio not achieving its investment objective.

At times, the Portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

                                 FUND MANAGEMENT
================================================================================


INVESTMENT MANAGER
------------------


Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolios. The Investment Manager provides day-to-day management of the Portfolios' investments and assists in the overall management of the Portfolios' affairs. The Investment Manager is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager provides investment management services to client discretionary accounts with assets totaling approximately $64 billion as of March 31, 1999. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net asset value. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 1998, the Investment Manager waived a portion of its management fees with respect to each Portfolio, which resulted in the Portfolios paying the Investment Manager a management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio's average daily net asset value.




                                        Effective Annual Rate
                         Investment         of Investment
                         Management          Management
Name of Portfolio        Fee Payable    Fee Paid After Waiver
-----------------        -----------    ---------------------
                                      Institutional     Open
                                         Shares        Shares
Equity Portfolio            .75%         .75%          .75%
Mid Cap Portfolio           .75%         .57%          .45%
Small Cap Portfolio         .75%         .75%          .75%
Bantam Value Portfolio      .75%         .72%          .50%
Global Equity Portfolio     .75%        0.00%         0.00%
International Equity
  Portfolio                 .75%         .75%          .75%
International Small Cap
  Portfolio                 .75%         .75%          .25%
Emerging Markets
  Portfolio                1.00%        1.00%          .85%
Bond Portfolio              .50%         .50%          .40%
High Yield Portfolio        .75%         .39%         0.00%
International Fixed-
  Income Portfolio          .75%         .75%          .19%
Strategic Yield Portfolio   .75%         .75%          .75%


PRINCIPAL PORTFOLIO MANAGERS


All of the Portfolios are managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of each of the Portfolios are as follows:

EQUITY PORTFOLIO--Herbert W. Gullquist (since inception) and Michael S. Rome (since 1991)

MID CAP PORTFOLIO--Herbert W. Gullquist and Eileen Alexanderson (each since inception)

SMALL CAP PORTFOLIO--Herbert W. Gullquist and Eileen Alexanderson (each since inception)

BANTAM VALUE PORTFOLIO--Herbert W. Gullquist and Eileen Alexanderson (each since inception)

GLOBAL EQUITY PORTFOLIO--Herbert W. Gullquist, John R. Reinsberg and Michael S. Rome (each since inception)

INTERNATIONAL EQUITY PORTFOLIO--Herbert W. Gullquist (since inception) and John
R. Reinsberg (since January 1992)

INTERNATIONAL SMALL CAP PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

BOND PORTFOLIO--Thomas F. Dunn (since January 1995) and Ira O. Handler (since August 1997)

HIGH YIELD PORTFOLIO--Thomas F. Dunn and Peter R.S. Bakker (each since inception)

INTERNATIONAL FIXED-INCOME PORTFOLIO--Thomas F. Dunn (since January 1995) and Ira O. Handler (since June 1992)

STRATEGIC YIELD PORTFOLIO--Thomas F. Dunn (since January 1995) and Ira O. Handler (since 1993)


BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

EILEEN ALEXANDERSON. Ms. Alexanderson has been a Managing Director of the Investment Manager since January 1997. Prior thereto, Ms. Alexanderson was a Senior Vice President of the Investment Manager. She joined the Investment Manager in 1979.

PETER R.S. BAKKER. Mr. Bakker has been a Senior Vice President of the Investment Manager since January 1998 (a Vice President from January 1996 to January 1998). He joined the Investment Manager in May 1995. Prior thereto, he was a Senior Vice President of NatWest Markets.

THOMAS F. DUNN. Mr. Dunn is a Managing Director of the Investment Manager. He joined the Investment Manager in January 1995. Prior thereto, he was a Senior Vice President of Goldman Sachs Asset Management.

HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of the Investment Manager since 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since 1982. He joined the Investment Manager in November 1982.

IRA O. HANDLER. MR. HANDLER HAS BEEN A MANAGING DIRECTOR OF THE INVESTMENT MANAGER SINCE JANUARY 1998 (A SENIOR VICE PRESIDENT FROM JANUARY 1994 TO JANUARY
1998). HE JOINED THE INVESTMENT MANAGER IN 1992.

JOHN R. REINSBERG. Mr. Reinsberg is a Managing Director of the Investment Manager. He joined the Investment Manager in January 1992.

MICHAEL S. ROME. Mr. Rome is a Managing Director of the Investment Manager. He joined the Investment Manager in March 1991.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as each Portfolio's administrator.

DISTRIBUTOR

Lazard Freres acts as distributor for the Portfolios.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities.

YEAR 2000 ISSUES


Each Portfolio could be adversely affected if the computer systems used by the Investment Manager and the Fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Portfolios, the Investment Manager is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. While the Portfolios cannot, at this time, predict the degree of impact, it is possible that foreign markets will be less prepared than U.S. markets.


                             SHAREHOLDER INFORMATION
================================================================================


                                     GENERAL
================================================================================

Portfolio shares are sold, without a sales charge, on a continuous basis at the net asset value per share ("NAV") next determined after an order in proper form is received by the Fund's Transfer Agent, Boston Financial Data Services, Inc., or another agent of the Fund. The NAV is determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Board. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value. Other debt securities are valued using available market quotations or at fair value which may be determined by one or more pricing services.

Foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its NAVand thus affect the Portfolio's NAVon days when shareholders will not be able to buy or sell the Portfolio's shares.

================================================================================

MINIMUM INVESTMENTS

All purchases made by check should be in U.S. dollars and made payable to "The Lazard Funds, Inc." Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.

--------------------------------------------------------------------------------
                                  INITIAL         SUBSEQUENT
                               INVESTMENT        INVESTMENTS
--------------------------------------------------------------------------------
   Institutional Shares        $1,000,000             $5,000
-------------------------------------------------------------------------------
   Open Shares                     10,000              1,000
-------------------------------------------------------------------------------
   IRA Rollover/Transfer-
     Open Shares                   10,000              1,000
-------------------------------------------------------------------------------

                                HOW TO BUY SHARES
================================================================================

INITIAL PURCHASE
         BY MAIL
         -------

1. Complete a Purchase Application. Indicate the services to be used.

2. Mail the Purchase Application and a check for $10,000 or more for Open Shares, or $1,000,000 or more for Institutional Shares, payable to "The Lazard Funds, Inc." to:

         The Lazard Funds, Inc.
         P.O. Box 9363
         Boston, Massachusetts
         02205-9363
         Attention: (Name of
         Portfolio and
         Class of Shares)

         BY WIRE
         -------

1. Call (800) 986-3455 toll free from any state and provide the following:


o  the Portfolio(s) and Class of shares to be invested in
o  name(s) in which shares are to be registered
o  address
o  social security or tax identification number
o  dividend payment election
o  amount to be wired
o  name of the wiring bank, and
o name and telephone number of the person to be contacted in connection with the order.

An account number will then be assigned.

2. Instruct the wiring bank to transmit the specified amount in federal funds, giving the wiring bank the account name(s) and assigned account number, to the Custodian:

       ABA #: 011000028
       State Street Bank and Trust Company
       Boston, Massachusetts
       Custody and Shareholder Services Division
       DDA 9905-2375
       Attention: (Name of Portfolio and Class of Shares)
       The Lazard Funds, Inc.
       Shareholder's Name and Account Number

3. Complete a Purchase Application. Indicate the services to be used. Mail the Purchase Application to the address set forth in Item 2 under "Initial Purchase--By Mail."

ADDITIONAL PURCHASES
--------------------
       BY MAIL
       -------

1. Make a check payable to "The Lazard Funds, Inc." Write the shareholder's account number on the check.

2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the address set forth in Item 2 under "Initial Purchase--By Mail."

       BY WIRE
       -------

Instruct the wiring bank to transmit the specified amount in federal funds to State Street Bank and Trust Company, as instructed in Item 2 under "Initial Purchase -- By Wire."


PURCHASES THROUGH THE AUTOMATIC INVESTMENT PLAN
(OPEN SHARES ONLY)


Investors may participate in the Automatic Investment Plan by purchasing Open Shares of any Portfolio at regular intervals selected by the investor. The Automatic Investment Plan enables an investor to make regularly scheduled rinvestments and may provide investors with a convenient way to invest for long-term financial goals. An account must be opened with a minimum investment of $10,000. Thereafter, the minimum periodic investment is $250. To obtain an Automatic Investment Plan application, call the Fund at (800) 823-6300.

================================================================================

INDIVIDUAL RETIREMENT ACCOUNTS (OPEN SHARES ONLY)

The Fund may be used as an instrument for existing IRAs. Completion of a Lazard Funds IRA application is required. The minimum initial investment for an IRA rollover account is $10,000. For a Direct IRA Account, a $5 establishment fee and a $12 annual maintenance and custody fee is payable to State Street for each IRA Fund account; in addition, a $10 termination fee will be charged and paid to State Street when the account is closed. For more information on IRAs, call the Fund at (800) 823-6300.

DISTRIBUTION AND SERVICE (12B-1) FEES
(OPEN SHARES ONLY)

The Fund has adopted a plan under rule 12b-1 that allows each Portfolio to pay Lazard Freres a fee at the annual rate of .25% of the value of the average daily net assets of a Portfolio's Open Shares for the sale of a Portfolio's Open Shares and for services provided to holders of Open Shares. Because these fees are deducted from the Portfolio's assets on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost shareholders more than paying other types of sales charges.

                               HOW TO SELL SHARES
================================================================================


GENERAL

The Fund imposes no charges when shares are sold. Securities dealers and other institutions may charge their clients a fee for effecting sales of Portfolio shares. Upon receipt by the Transfer Agent, Lazard Freres or another agent of a sale request in proper form, Portfolio shares will be sold at their next determined NAV. Payment of sale proceeds may be made in securities.

Checks for sale proceeds ordinarily will be mailed within seven days. Where the shares to be sold had been purchased by check, the sale proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.

                                 SELLING SHARES

THROUGH THE TRANSFER AGENT:


Shareholders who do not have a brokerage account with Lazard Freres should submit their sale requests to the Transfer Agent by mail (see Items 1-4 below).

1. Write a letter of instruction to the Fund. Indicate the dollar amount, or number and Portfolio and Class, of shares to be sold, the shareholder's account number, and social security or taxpayer identification number.

2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

3. If shares to be sold have a value of $50,000 or more, the signature(s) must be guaranteed by a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System, broker-dealer, registered securities association or clearing agency, or other participant in a signature guarantee program. Signature guarantees by a notary public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the sale request.

4. Mail the letter to the Transfer Agent at the following address:
The Lazard Funds, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Attention: (Name of Portfolio and Class of Shares)


TELEPHONE REDEMPTIONS:


A shareholder may redeem shares by calling the Transfer Agent. To redeem shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such redemption or a Telephone Redemption Authorization Form. The Transfer Agent's toll-free number for redemptions is (800) 986-3455. In order to confirm that telephone instructions for redemptions are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.


THROUGH A LAZARD FRERES BROKERAGE ACCOUNT:


Shareholders who have a brokerage account with Lazard Freres should contact their Lazard Freres account representative for specific instructions on how to sell Portfolio shares.

                                INVESTOR SERVICES
================================================================================


AUTOMATIC REINVESTMENT PLAN allows your dividends and capital gain distributions to be reinvested in additional shares of your Portfolio or another Portfolio.


AUTOMATIC INVESTMENTS allows you to purchase Open Shares through automatic deductions from a designated bank account.

================================================================================


INDIVIDUAL RETIREMENT ACCOUNTS. Call us at (800) 823-6300 for more information and an IRA kit.


EXCHANGE PRIVILEGE allows you to exchange shares of one Portfolio that have been held for seven days or more for shares of the same Class of another Portfolio in an identically registered account. Shares will be exchanged at the next determined NAV. There is no cost associated with this service. All exchanges are subject to the minimum initial investment requirements.


A shareholder may exchange shares by writing or calling the Transfer Agent. To exchange shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such exchanges or a signed letter requesting that the exchange privilege be added to the account. The Transfer Agent's toll-free number for exchanges is (800) 986-3455. In order to confirm that telephone instructions for exchanges are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

The Fund reserves the right to limit the number of times shares may be exchanged between Portfolios, to reject any telephone exchange order, or to otherwise modify or discontinue exchange privileges at any time.

TELEPHONE REDEMPTION allows you to redeem shares at the net asset value next determined after you call the Transfer Agent with your request.


                                GENERAL POLICIES
================================================================================


The Fund reserves the right to:

               o Redeem an account, with notice, if the value of the account falls below $1,000 due to redemptions

               o Convert Institutional Shares held by a shareholder whose account is less than $1,000,000 to Open Shares, upon written notice to the shareholder

               o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC

               o  Change the required minimum investment amounts

               o Delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions received without notice, excessive trading, or during unusual market conditions)

               o Make a redemption-in-kind (a payment in portfolio securities instead of in cash) if it is determined that a redemption is too large and/or may cause harm to the Portfolio and its shareholders

               o Refuse any purchase or exchange request if such request could adversely affect the Portfolio's NAV, including if such person or group has engaged in excessive trading (to be determined in the Fund's discretion)

               o Close an account due to excessive trading after prior warning and notification

================================================================================

                      ACCOUNT POLICIES, DIVIDENDS AND TAXES
                      -------------------------------------


ACCOUNT STATEMENTS

You will receive quarterly statements detailing your account activity. All investors will also receive a yearly statement detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are normally declared and paid annually but may be declared and paid twice annually for each of the Equity Portfolios. Income dividends are normally declared each business day and paid monthly for each of the Fixed-Income Portfolios. Net capital gains, if any, are normally distributed annually but may be distributed twice annually.

Dividends and distributions of a Portfolio will be invested in additional shares of the same Class of the Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date.

TAX INFORMATION


Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Portfolio.


All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it in additional shares. An exchange of one Portfolio's shares for shares of another Portfolio will be treated as a sale of the Portfolio's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Portfolio held the applicable investment, not the length of time that you held your Portfolio shares. When you do sell your Portfolio shares, a capital gain may be realized, except for IRA accounts.

Federal law requires a Portfolio to withhold taxes on distributions paid to shareholders who:


o  fail to provide a social security number or taxpayer identification number

o fail to certify that their social security number or taxpayer identification number is correct

o  fail to certify that they are exempt from withholding


                              FINANCIAL HIGHLIGHTS
                              --------------------


The tables on the following pages describe each Portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single Portfolio share. "Total return" shows how much your investment in a Portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information in the tables has been independently audited by Anchin, Block & Anchin LLP, whose report, along with the Portfolios' financial statements, is included in the Fund's annual report, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                                        YEAR ENDED
                                                           --------------------------------------------------------------------
INSTITUTIONAL SHARES                                         12/31/98       12/31/97      12/31/96       12/31/95       12/31/94
                                                             --------       --------      --------       --------       --------
Net asset value, beginning of period ..................      $  19.98       $ 19.24        $ 17.41        $ 13.75       $ 13.89
                                                             --------       --------       --------      --------        -------
Income (loss) from investment operations:
  Net investment income ...............................          0.28          0.22           0.33           0.23          0.14
  Net realized and unrealized gain (loss) .............          3.10          4.54           3.06           4.93          0.44
                                                             --------       --------       --------      --------        -------
  Total from investment operations ....................          3.38          4.76           3.39           5.16          0.58
                                                             --------       --------       --------      --------        -------
Less distributions from and in excess of:
  Net investment income ...............................         (0.26)        (0.22)         (0.33)         (0.18)        (0.15)
  Net realized gain ...................................         (1.35)        (3.80)         (1.23)         (1.32)        (0.57)
                                                             --------       --------       --------      --------        -------
  Total distributions .................................         (1.61)        (4.02)         (1.56)         (1.50)        (0.72)
                                                             --------       --------       --------      --------        -------
Net asset value, end of period ........................       $ 21.75       $ 19.98        $ 19.24        $ 17.41       $ 13.75
                                                             ========       ========       ========      ========        =======
TOTAL RETURN (A) ......................................         17.3%          25.1%          19.9%         37.7%           4.2%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands) ..............      $361,126       $333,575       $278,605      $163,787        $89,105
Ratios to average net assets:
  Net expenses (b) ....................................         0.85%          0.86%          0.89%         0.92%          1.05%
  Gross expenses (b) ..................................         0.85%          0.87%          0.89%         0.92%          1.05%
  Net investment income (b) ...........................         1.28%          1.00%          1.87%         1.45%          1.15%
Portfolio turnover rate ...............................           76%            78%            66%           81%            67%

                                                              YEAR      FOR THE PERIOD
                                                              ENDED       2/5/97* TO
OPEN SHARES                                                 12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period ..................      $  19.99        $ 20.19
                                                             --------        -------
Income (loss) from investment operations:
  Net investment income ...............................          0.20          0.13
  Net realized and unrealized gain (loss) .............          3.12          3.62
                                                             --------        -------
  Total from investment operations ....................          3.32          3.75
                                                             --------        -------
Less distributions from and in excess of:
  Net investment income ...............................         (0.20)        (0.15)
  Net realized gains ..................................         (1.35)        (3.80)
                                                             --------        -------
  Total distributions .................................         (1.55)        (3.95)
                                                             --------        -------
Net asset value, end of period ........................      $  21.76        $ 19.99
                                                             ========        =======
TOTAL RETURN (A) ......................................         17.0%          18.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..............      $117,624        $22,811
Ratios to average net assets:
  Net expenses (b) ....................................         1.12%          1.22%
  Gross expenses (b) ..................................         1.12%          1.35%
  Net investment income (b) ...........................         0.96%          0.60%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD MID-CAP PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                              YEAR      FOR THE PERIOD
                                                              ENDED       11/4/97* TO
INSTITUTIONAL SHARES                                        12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period ..................       $ 10.26        $ 10.00
                                                              -------        -------
Income (loss) from investment operations:
  Net investment income ...............................          0.05           0.02
  Net realized and unrealized gain (loss) .............          0.31           0.26
                                                              -------        -------
  Total from investment operations ....................          0.36           0.28
                                                              -------        -------
LESS DISTRIBUTIONS FROM AND IN EXCESS OF:
  Net investment income ...............................         (0.05)         (0.02)
  Net realized gain ...................................         (0.11)            --
                                                              -------        -------
  Total distributions .................................         (0.16)         (0.02)
                                                              -------        -------
Net asset value, end of period ........................       $ 10.46        $ 10.26
                                                              =======        =======
TOTAL RETURN (A) ......................................          3.7%           2.8%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..............       $55,731        $49,779
Ratios to average net assets:
  Net expenses (b) ....................................         1.05%          1.05%
  Gross expenses (b) ..................................         1.23%          1.44%
  Net investment income (b) ...........................         0.48%          1.02%
Portfolio turnover rate ...............................           86%             1%

                                                              YEAR      FOR THE PERIOD
                                                              ENDED       11/4/97* TO
OPEN SHARES                                                 12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period ..................       $ 10.26        $ 10.00
                                                              -------        -------
Income (loss) from investment operations:
  Net investment income ...............................          0.02           0.01
  Net realized and unrealized gain (loss) .............          0.32           0.26
                                                              -------        -------
  Total from investment operations ....................          0.34           0.27
                                                              -------        -------
Less distributions from and in excess of:
  Net investment income ...............................         (0.04)         (0.01)
  NET REALIZED GAIN ...................................         (0.11)            --
                                                              -------        -------
  Total distributions .................................         (0.15)         (0.01)
                                                              -------        -------
Net asset value, end of period ........................       $ 10.45        $ 10.26
                                                              =======        =======
TOTAL RETURN (A) ......................................          3.4%           2.7%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..............       $16,345         $1,806
Ratios to average net assets:
  Net expenses (b) ....................................         1.35%          1.35%
  Gross expenses (b) ..................................         1.66%          4.97%
  Net investment income (b) ...........................         0.29%          0.72%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD SMALLCAP PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                                                                        YEAR ENDED
                                                           --------------------------------------------------------------------
INSTITUTIONAL SHARES                                        12/31/98       12/31/97      12/31/96       12/31/95       12/31/94
                                                            --------       --------      --------       --------       --------
Net asset value, beginning of period ..................    $    20.02     $    18.44       $  15.95      $  14.35       $  15.26
                                                           ----------     ----------       --------      --------       --------
Income (loss) from investment operations:
  Net investment income ...............................          0.08           0.07           0.11          0.13           0.07
  Net realized and unrealized gain (loss) .............         (2.60)          4.92           3.68          2.95           0.22
                                                           ----------     ----------       --------      --------       --------
  Total from investment operations ....................         (2.52)          4.99           3.79          3.08           0.29
                                                           ----------     ----------       --------      --------       --------
Less distributions from and in excess of:
  Net investment income ...............................         (0.01)         (0.06)         (0.11)        (0.16)         (0.04)
  Net realized gain ...................................         (0.10)         (3.35)         (1.19)        (1.32)         (1.16)
                                                           ----------     ----------       --------      --------       --------
  Total distributions .................................         (0.11)         (3.41)         (1.30)        (1.48)         (1.20)
                                                           ----------     ----------       --------      --------       --------
Net asset value, end of period ........................    $    17.39     $    20.02       $  18.44       $ 15.95       $  14.35
                                                           ==========     ==========       ========      ========       ========
TOTAL RETURN (A) ......................................       (12.6)%          28.1%          23.9%         21.5%           2.0%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..............    $1,411,503     $1,445,075       $981,405      $646,371       $429,673
Ratios to average net assets:
  Net expenses (b) ....................................         0.81%          0.82%          0.84%         0.84%          0.85%
  Gross expenses (b) ..................................         0.81%          0.82%          0.84%         0.84%          0.85%
  Net investment income (b) ...........................         0.50%          0.35%          0.60%         0.90%          0.51%
Portfolio turnover rate ...............................           46%            56%            51%           70%            70%

                                                              YEAR      FOR THE PERIOD
                                                              ENDED       1/30/97* TO
OPEN SHARES                                                 12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period ....................     $ 20.02        $ 18.75
                                                              -------        -------
Income (loss) from investment operations:
  Net investment income .................................        0.03           0.01
  Net realized and unrealized gain (loss) ...............       (2.60)          4.61
                                                              -------        -------
  Total from investment operations ......................       (2.57)          4.62
                                                              -------        -------
Less distributions from and in excess of:
  Net investment income .................................          --            --
  Net realized gain .....................................       (0.10)         (3.35)
                                                              -------        -------
  Total distributions ...................................       (0.10)         (3.35)
                                                              -------        -------
Net asset value, end of period ..........................     $ 17.35        $ 20.02
                                                              =======        =======
TOTAL RETURN (A) ........................................     (12.9)%          25.6%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ................     $93,547        $46,097
Ratios to average net assets:
  Net expenses (b) ......................................       1.09%          1.14%
  Gross expenses (b) ....................................       1.09%          1.23%
  Net investment income (b) .............................       0.21%          0.12%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD BANTAMVALUE PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                   YEAR ENDED          FOR THE PERIOD
                                                           -------------------------      3/1/96* TO
INSTITUTIONAL SHARES                                        12/31/98       12/31/97       12/31/96
                                                           ----------     ----------      --------
Net asset value, beginning of period ....................     $ 14.32        $ 12.58        $ 10.00
                                                              -------        -------        -------
Income (loss) from investment operations:
  Net investment income .................................          --             --           0.22
  Net realized and unrealized gain (loss) ...............       (1.98)          4.12           3.11
                                                              -------        -------        -------
  Total from investment operations ......................       (1.98)          4.12           3.33
                                                              -------        -------        -------
Less distributions from and in excess of:
  Net investment income .................................          --             --          (0.22)
  Net realized gain .....................................       (0.15)         (2.38)         (0.53)
                                                              -------        -------        -------
  Total distributions ...................................       (0.15)         (2.38)         (0.75)
                                                              -------        -------        -------
Net asset value, end of period ..........................     $ 12.19        $ 14.32        $ 12.58
                                                              =======        =======        =======
TOTAL RETURN (A) ........................................     (13.8)%          33.9%          33.3%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ................     $59,737        $69,972        $34,549
Ratios to Average Net Assets:
  Net expenses (b) ......................................       1.05%          1.05%          1.05%
  Gross expenses (b) ....................................       1.09%          1.14%          1.91%
  Net investment income (b) .............................     (0.40)%        (0.42)%          2.80%
Portfolio turnover rate .................................         95%           110%           262%

                                                               YEAR      FOR THE PERIOD
                                                               ENDED       1/23/97* TO
OPEN SHARES                                                  12/31/98       12/31/97
                                                             ---------      ---------
Net asset value, beginning of period ....................      $14.26         $13.13
                                                               ------         ------
Income (loss) from investment operations:
  Net investment income (loss) ..........................       (0.04)            --
  Net realized and unrealized gain (loss) ...............       (1.96)          3.51
                                                               ------         ------
  Total from investment operations ......................       (2.00)          3.51
                                                               ------         ------
Less distributions from and in excess of:
  Net investment income .................................          --            --
  Net realized capital gains ............................       (0.15)         (2.38)
                                                               ------         ------
  Total distributions ...................................       (0.15)         (2.38)
                                                               ------         ------
Net asset value, end of period ..........................      $12.11         $14.26
                                                               ======         ======
TOTAL RETURN (A) ........................................     (14.0)%          27.8%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ................      $7,057         $8,348
Ratios to average net assets:
  Net expenses (b) ......................................       1.35%          1.35%
  Gross expenses (b) ....................................       1.60%          1.88%
  Net investment income (b) .............................     (0.70)%        (0.69)%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                                                  YEAR ENDED          FOR THE PERIOD
                                                           -------------------------    1/4/96* TO
INSTITUTIONAL SHARES                                        12/31/98       12/31/97      12/31/96
                                                           ----------     ----------     --------
Net asset value, beginning of period .....................    $ 11.91        $ 11.48         $10.00
                                                              -------        -------         ------
Income (loss) from investment operations:
  Net investment income ..................................       0.10           0.14           0.09
  Net realized and unrealized gain (loss) ................       1.90           1.58           1.49
                                                              -------        -------         ------
  Total from investment operations .......................       2.00           1.72           1.58
                                                              -------        -------         ------
Less distributions from and in excess of:
  Net investment income ..................................      (0.08)         (0.15)         (0.10)
  Net realized gain ......................................      (0.69)         (1.14)            --
                                                              -------        -------         ------
  Total distributions ....................................      (0.77)         (1.29)         (0.10)
                                                              -------        -------         ------
Net asset value, end of period ...........................    $ 13.14        $ 11.91         $11.48
                                                              =======        =======         ======
TOTAL RETURN (A) .........................................      17.1%          15.3%          15.8%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .................    $17,710        $10,359         $9,784
Ratios to average net assets:
  Net expenses (b) .......................................      1.05%          1.05%          1.05%
  Gross expenses (b) .....................................      2.18%          2.55%          5.06%
  Net investment income (b) ..............................      1.07%          1.02%          1.70%
Portfolio turnover rate ..................................        48%            64%            74%

                                                              Year      For the period
                                                              Ended       1/30/97* to
Open Shares                                                 12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period .....................    $ 11.92        $ 11.31
                                                              -------        -------
Income (loss) from investment operations:
  Net investment income (loss) ...........................       0.09           0.08
  Net realized and unrealized gain (loss) ................       1.88           1.78
                                                              -------        -------
  Total from investment operations .......................       1.97           1.86
                                                              -------        -------
Less distributions from and in excess of:
  Net investment income ..................................      (0.04)         (0.11)
  Net realized gain ......................................      (0.69)         (1.14)
                                                              -------        -------
  Total distributions ....................................      (0.73)         (1.25)
                                                              -------        -------
Net asset value, end of period ...........................    $ 13.16        $ 11.92
                                                              =======        =======
TOTAL RETURN (A) .........................................      16.8%          16.7%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .................    $ 4,824        $ 2,290
Ratios to average net assets:
  Net expenses (b) .......................................      1.35%          1.35%
  Gross expenses (b) .....................................      2.85%          4.23%
  Net investment income (b) ..............................      0.77%          0.67%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                                        YEAR ENDED
                                                           --------------------------------------------------------------------
INSTITUTIONAL SHARES                                        12/31/98       12/31/97      12/31/96       12/31/95       12/31/94
                                                            --------       --------       --------      --------       --------
Net asset value, beginning of period ...................   $    13.97     $    13.62     $    12.50    $    11.23       $  12.32
                                                           ----------     ----------     ----------    ----------       --------
Income (loss) from investment operations:
  Net investment income ................................         0.18           0.22           0.17          0.19           0.08
  Net realized and unrealized gain (loss) ..............         2.03           1.40           1.76          1.29          (0.05)
                                                           ----------     ----------     ----------    ----------       --------
  Total from investment operations .....................         2.21           1.62           1.93          1.48           0.03
                                                           ----------     ----------     ----------    ----------       --------
Less distributions from and in excess of:
  Net investment income ................................        (0.14)         (0.34)         (0.19)        (0.09)            --
  Net realized gain ....................................        (0.81)         (0.93)         (0.62)        (0.12)         (1.12)
                                                           ----------     ----------     ----------    ----------       --------
  Total distributions ..................................        (0.95)         (1.27)         (0.81)        (0.21)         (1.12)
                                                           ----------     ----------     ----------    ----------       --------
Net asset value, end of period .........................   $    15.23     $   13.97      $    13.62    $    12.50       $  11.23
                                                           ==========     ==========     ==========    ==========       ========
TOTAL RETURN (A) .......................................        16.0%          11.8%          15.6%         13.1%           0.2%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...............   $2,879,289     $2,099,724     $1,816,173    $1,299,549       $831,877
Ratios to average net assets:
  Net expenses (b) .....................................        0.90%          0.89%          0.91%         0.95%          0.94%
  Gross expenses (b) ...................................        0.90%          0.89%          0.91%         0.95%          0.94%
  Net investment income (b) ............................        1.37%          1.18%          1.93%         1.82%          0.75%
Portfolio turnover rate ................................          41%            37%            39%           63%           106%

                                                              YEAR      FOR THE PERIOD
                                                              ENDED       1/23/97* TO
OPEN SHARES                                                 12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period ...................   $    13.95     $    13.29
                                                           ----------     ----------
Income (loss) from investment operations:
  Net investment income ................................         0.18           0.16
  Net realized and unrealized gain (loss) ..............         2.00           1.71
                                                           ----------     ----------
  Total from investment operations .....................         2.18           1.87
                                                           ----------     ----------
Less distributions from and in excess of:
  Net investment income ................................        (0.09)         (0.28)
  Net realized gain ....................................        (0.81)         (0.93)
                                                           ----------     ----------
  Total distributions ..................................        (0.90)         (1.21)
                                                           ----------     ----------
Net asset value, end of period .........................   $    15.23     $    13.95
                                                           ==========     ==========
TOTAL RETURN (A) .......................................        15.8%          14.1%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...............   $   47,303     $   10,794
Ratios to average net assets:
  Net expenses (b) .....................................        1.24%          1.25%
  Gross expenses (b) ...................................        1.24%          1.61%
  Net investment income (b) ............................        1.02%          0.37%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALLCAP PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                        YEAR ENDED
                                                           --------------------------------------------------------------------
INSTITUTIONAL SHARES                                        12/31/98       12/31/97      12/31/96       12/31/95       12/31/94
                                                            --------       --------      --------       --------       --------
Net asset value, beginning of period ...................     $  11.69       $  11.93       $  10.52      $  10.38        $ 10.86
                                                             --------       --------       --------      --------        -------
Income (loss) from investment operations:
  Net investment income ................................         0.05           0.07           0.08          0.14           0.07
  Net realized and unrealized gain (loss) ..............         0.83          (0.03)          1.55          0.06          (0.55)
                                                             --------       --------       --------      --------        -------
  Total from investment operations .....................         0.88           0.04           1.63          0.20          (0.48)
                                                             --------       --------       --------      --------        -------
Less distributions from and in excess of:
  Net investment income ................................        (0.05)         (0.07)         (0.08)           --             --
  Net realized gain ....................................        (1.12)         (0.21)         (0.14)        (0.06)            --
                                                             --------       --------       --------      --------        -------
  Total distributions ..................................        (1.17)         (0.28)         (0.22)        (0.06)            --
                                                             --------       --------       --------      --------        -------
  Net asset value, end of period .......................     $  11.40       $  11.69       $  11.93      $  10.52        $ 10.38
                                                             ========       ========       ========      ========        =======
TOTAL RETURN (A) .......................................         7.6%           0.3%          15.6%          1.9%         (4.5)%
Net assets, end of period (in thousands) ...............     $177,779       $141,695       $126,973      $115,534        $83,432
Ratios to average net assets:
  Net expenses (b) .....................................        1.04%          1.09%          1.12%         1.13%          1.05%
  Gross expenses (b) ...................................        1.04%          1.09%          1.12%         1.13%          1.26%
  Net investment income (b) ............................        0.81%          0.73%          1.67%         1.56%          0.95%
Portfolio turnover rate ................................          56%            63%           101%          118%           113%

                                                              YEAR      FOR THE PERIOD
                                                              ENDED       1/23/97* TO
OPEN SHARES                                                 12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period ...................     $  11.69       $  12.32
                                                             --------       --------
Income (loss) from investment operations:
  Net investment income (loss) .........................         0.01           0.02
  Net realized and unrealized gain (loss) ..............         0.83          (0.42)
                                                             --------       --------
  Total from investment operations .....................         0.84          (0.40)
                                                             --------       --------
Less distributions from and in excess of:
  Net investment income ................................        (0.03)         (0.02)
  Net realized capital gains ...........................        (1.12)         (0.21)
                                                             --------       --------
  Total distributions ..................................        (1.15)         (0.23)
                                                             --------       --------
Net asset value, end of period .........................       $11.38       $  11.69
                                                             ========       ========
TOTAL RETURN (A) .......................................         7.2%         (3.2)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...............      $ 2,646        $ 1,873
Ratios to average net assets:
  Net expenses (b) .....................................        1.43%          1.43%
  Gross expenses (b) ...................................        1.93%          3.39%
  Net investment income (b) ............................        0.43%          0.34%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                 YEAR ENDED                         FOR THE PERIOD
                                                           ------------------------------------------------------     7/15/94* TO
INSTITUTIONAL SHARES                                        12/31/98       12/31/97      12/31/96       12/31/95       12/31/94
                                                            ---------      ---------     --------       --------       --------

Net asset value, beginning of period .....................   $   9.20       $  11.21       $   9.24       $  9.86        $ 10.00
                                                             --------       --------       --------       -------        -------
Income (loss) from investment operations:
  Net investment income ..................................       0.10           0.10           0.07          0.08           0.01
  Net realized and unrealized gain (loss) ................      (2.26)         (1.18)          2.11         (0.66)         (0.15)
                                                             --------       --------       --------       -------        -------
  Total from investment operations .......................      (2.16)         (1.08)          2.18         (0.58)         (0.14)
                                                             --------       --------       --------       -------        -------
Less distributions from and in excess of:
  Net investment income ..................................      (0.10)         (0.09)         (0.08)        (0.04)            --
  Net realized gain ......................................         --          (0.84)         (0.13)           --             --
                                                             --------       --------       --------       -------        -------
  Total distributions ....................................      (0.10)         (0.93)         (0.21)        (0.04)            --
                                                             --------       --------       --------       -------        -------
Net asset value, end of period ...........................   $   6.94       $   9.20       $  11.21       $  9.24        $  9.86
                                                             ========       ========       ========       =======        =======
TOTAL RETURN (A) .........................................    (23.5)%         (9.8)%          23.6%        (5.9)%         (1.4)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .................   $298,033       $236,340       $145,328       $35,216        $17,025
Ratios to average net assets:
  Net expenses (b) .......................................      1.28%          1.32%          1.38%         1.30%          1.30%
  Gross expenses (b) .....................................      1.29%          1.33%          1.48%         2.00%          2.31%
  Net investment income (b) ..............................      1.84%          1.26%          1.40%         1.22%          0.31%
Portfolio turnover rate ..................................        36%            40%            51%          102%            31%

                                                              YEAR      FOR THE PERIOD
                                                              ENDED       1/8/97* TO
OPEN SHARES                                                 12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period .....................   $   9.20       $  11.45
                                                             --------       --------
Income (loss) from investment operations:
  Net investment income ..................................       0.11           0.07
  Net realized and unrealized gain (loss) ................      (2.26)         (1.42)
                                                             --------       --------
  Total from investment operations .......................      (2.15)         (1.35)
                                                             --------       --------
Less distributions from and in excess of:
  Net investment income ..................................      (0.08)         (0.07)
  Net realized gain ......................................         --          (0.83)
                                                             --------       --------
  Total distributions ....................................      (0.08)         (0.90)
                                                             --------       --------
Net asset value, end of period ...........................     $ 6.97       $   9.20
                                                             ========       ========
TOTAL RETURN (A) .........................................    (23.3)%        (12.0)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .................     $8,191         $7,769
Ratios to average net assets:
  Net expenses (b) .......................................      1.60%          1.60%
  Gross expenses (b) .....................................      1.76%          1.93%
  Net investment income (b) ..............................      1.54%          1.01%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                                                                       YEAR ENDED
                                                           --------------------------------------------------------------------
INSTITUTIONAL SHARES                                         12/31/98       12/31/97      12/31/96       12/31/95       12/31/94
                                                             --------       --------      --------       --------       --------
Net asset value, beginning of period ....................    $  10.03        $  9.88        $ 10.10       $  9.24        $ 10.28
                                                             --------        -------        -------       -------        -------
Income (loss) from investment operations:
  Net investment income .................................        0.55           0.59           0.56          0.60           0.58
  Net realized and unrealized gain (loss) ...............        0.01           0.23          (0.14)         0.86          (1.01)
                                                             --------        -------        -------       -------        -------
  Total from investment operations ......................        0.56           0.82           0.42          1.46          (0.43)
                                                             --------        -------        -------       -------        -------
Less distributions from and in excess of:
  Net investment income .................................       (0.55)         (0.60)         (0.57)        (0.60)         (0.58)
  Net realized gain .....................................       (0.15)         (0.07)         (0.07)           --          (0.03)
                                                             --------        -------        -------       -------        -------
  Total distributions ...................................       (0.70)         (0.67)         (0.64)        (0.60)         (0.61)
                                                             --------        -------        -------       -------        -------
Net asset value, end of period ..........................    $   9.89        $ 10.03        $  9.88       $ 10.10        $  9.24
                                                             ========        =======        =======       =======        =======
TOTAL RETURN (A) ........................................        5.8%           8.6%           4.4%         16.2%         (4.2)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ................    $100,397        $92,428        $69,906       $46,083        $24,494
Ratios to average net assets:
  Net expenses (b) ......................................       0.78%          0.80%          0.80%         0.80%          0.80%
  Gross expenses (b) ....................................       0.79%          0.81%          0.88%         0.97%          1.23%
  Net investment income (b) .............................       5.45%          5.81%          5.77%         6.07%          6.11%
Portfolio turnover rate .................................        335%           447%           460%          244%           121%

                                                              YEAR      FOR THE PERIOD
                                                              ENDED       3/5/97* TO
OPEN SHARES                                                 12/31/98       12/31/97
                                                            ---------      --------
Net asset value, beginning of period ....................     $ 10.02         $ 9.86
                                                              -------         ------
Income (loss) from investment operations:
  Net investment income .................................        0.52           0.46
  Net realized and unrealized gain (loss) ...............        0.01           0.24
                                                              -------         ------
  Total from investment operations ......................        0.53           0.70
                                                              -------         ------
Less distributions from and in excess of:
  Net investment income .................................       (0.52)         (0.47)
  Net realized gain .....................................       (0.15)         (0.07)
                                                              -------         ------
  Total distributions ...................................       (0.67)         (0.54)
                                                              -------         ------
Net asset value, end of period ..........................     $  9.88         $10.02
                                                              =======         ======
TOTAL RETURN (A) ........................................        5.4%           7.2%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ................     $15,226         $7,283
Ratios to average net assets:
  Net expenses (b) ......................................       1.10%          1.10%
  Gross expenses (b) ....................................       1.21%          1.49%
  Net investment income (b) .............................       5.11%          5.46%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                         For the period
                                                           1/2/98* to
INSTITUTIONAL SHARES                                        12/31/98
                                                            ---------
Net asset value, beginning of period ...................      $ 10.00
                                                              -------
Income (loss) from investment operations:
  Net investment income (loss) .........................         0.88
  Net realized and unrealized gain (loss) ..............        (0.57)
                                                              -------
  Total from investment operations .....................         0.31
                                                              -------
Less distributions from and in excess of:
  Net investment income ................................        (0.89)
  Net realized gain ....................................           --
                                                              -------
  Total distributions ..................................        (0.89)
                                                              -------
Net asset value, end of period .........................      $  9.42
                                                              =======
TOTAL RETURN (A) .......................................         2.9%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...............      $41,935
Ratios to average net assets:
  Net expenses (b) .....................................        1.05%
  Gross expenses (b) ...................................        1.55%
  Net investment income (b) ............................        8.87%
Portfolio turnover rate ................................         418%

                                                          FOR THE PERIOD
                                                            2/24/98* TO
Open Shares                                                 12/31/98
                                                            ---------
Net asset value, beginning of period ...................       $10.37
                                                               ------
Income (loss) from investment operations:
  Net investment income ................................         0.72
  Net realized and unrealized gain (loss) ..............        (0.94)
                                                               ------
  Total from investment operations .....................        (0.22)
                                                               ------
Less distributions from and in excess of:
  Net investment income ................................        (0.73)
  Net realized gain ....................................           --
                                                               ------
  Total distributions ..................................        (0.73)
                                                               ------
Net asset value, end of period .........................       $ 9.42
                                                               ======
TOTAL RETURN (A) .......................................       (2.2)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...............        $ 949
Ratios to average net assets:
  Net expenses (b) .....................................        1.35%
  Gross expenses (b) ...................................        9.77%
  Net investment income (b) ............................        8.59%

SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                                        YEAR ENDED
                                                           --------------------------------------------------------------------
INSTITUTIONAL SHARES                                        12/31/98       12/31/97      12/31/96       12/31/95       12/31/94
                                                            --------       --------      --------       --------       --------
Net asset value, beginning of period ...................     $   9.63       $  10.78        $ 10.85       $ 10.23       $  10.51
                                                             --------       --------        -------       -------       --------
Income (loss) from investment operations:
  Net investment income ................................         0.32           0.40           0.54          0.70           0.59
  Net realized and unrealized gain (loss) ..............         0.98          (1.05)          0.03          1.25          (0.16)
                                                             --------       --------        -------       -------       --------
  Total from investment operations .....................         1.30          (0.65)          0.57          1.95           0.43
                                                             --------       --------        -------       -------       --------
Less distributions from and in excess of:
  Net investment income ................................        (0.22)         (0.13)         (0.59)        (1.13)         (0.59)
  Net realized gain ....................................           --          (0.12)         (0.05)        (0.20)         (0.12)
  Capital ..............................................           --          (0.25)            --            --             --
                                                             --------       --------        -------       -------       --------
  Total distributions ..................................        (0.22)         (0.50)         (0.64)        (1.33)         (0.71)
                                                             --------       --------        -------       -------       --------
Net asset value, end of period .........................     $  10.71       $   9.63        $ 10.78       $ 10.85       $  10.23
                                                             ========       ========        =======       =======       ========
TOTAL RETURN (A) .......................................        13.2%         (5.6)%           5.5%         19.4%           4.2%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...............     $115,500       $110,185        $88,430       $45,624        $35,803
Ratios to average net assets:
  Net expenses (b) .....................................        1.09%          1.06%          1.05%         1.05%          1.05%
  Gross expenses (b) ...................................        1.10%          1.10%          1.21%         1.25%          1.51%
  Net investment income (b) ............................        4.27%          5.13%          5.54%         5.99%          5.68%
Portfolio turnover rate ................................         187%           166%           242%          190%            66%

                                                              YEAR        PERIOD FROM
                                                              ENDED       1/2/97* TO
OPEN SHARES                                                 12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period ...................     $   9.63       $  10.64
                                                             --------       --------
Income (loss) from investment operations:
  Net investment income (loss) .........................         0.31           0.43
  Net realized and unrealized gain (loss) ..............         0.96          (0.98)
                                                             --------       --------
  Total from investment operations .....................         1.27          (0.55)
                                                             --------       --------
Less distributions from and in excess of:
  Net investment income ................................        (0.21)         (0.08)
  Net realized capital gains ...........................           --          (0.12)
  Capital ..............................................           --          (0.26)
                                                             --------       --------
  Total distributions ..................................        (0.21)         (0.46)
                                                             --------       --------
Net asset value, end of period .........................     $  10.69       $   9.63
                                                             ========       ========
TOTAL RETURN (A) .......................................        12.9%         (4.8)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...............     $  4,751       $  2,772
Ratios to average net assets:
  Net expenses (b) .....................................        1.35%          1.35%
  Gross expenses (b) ...................................        1.92%          2.71%
  Net investment income (b) ............................        4.01%          4.68%


SEE NOTES TO FINANCIAL HIGHLIGHTS.

--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                                         YEAR ENDED
                                                           --------------------------------------------------------------------
INSTITUTIONAL SHARES                                        12/31/98       12/31/97      12/31/96       12/31/95       12/31/94
                                                            --------       --------      --------       --------       --------
Net asset value, beginning of period ..................      $   9.66       $  10.01       $   9.52       $  9.10        $ 10.13
                                                             --------       --------       --------       -------        -------
Income (loss) from investment operations:
  Net investment income ...............................          0.76           0.81           0.76          0.75           0.76
  Net realized and unrealized gain (loss) .............         (0.69)         (0.28)          0.50          0.43          (0.99)
                                                             --------       --------       --------       -------        -------
  Total from investment operations ....................          0.07           0.53           1.26          1.18          (0.23)
                                                             --------       --------       --------       -------        -------
Less distributions from and in excess of:
  Net investment income ...............................         (0.44)         (0.82)         (0.77)        (0.76)         (0.76)
  Net realized gain ...................................            --          (0.06)            --            --          (0.04)
  Capital .............................................         (0.28)            --             --            --             --
                                                             --------       --------       --------       -------        -------
  Total distributions .................................         (0.72)         (0.88)         (0.77)        (0.76)         (0.80)
                                                             --------       --------       --------       -------        -------
Net asset value, end of period ........................      $   9.01       $   9.66       $  10.01       $  9.52        $  9.10
                                                             ========       ========       ========       =======        =======
TOTAL RETURN (A) ......................................          0.8%           5.3%          13.7%         13.6%         (2.3)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..............      $397,599       $399,452       $199,083       $78,474        $62,328
Ratios to average net assets:
  Net expenses (b) ....................................         0.90%          0.94%          1.08%         1.09%          1.05%
  Gross expenses (b) ..................................         0.90%          0.95%          1.08%         1.09%          1.15%
  Net investment income (b) ...........................         6.94%          7.42%          7.88%         8.02%          8.03%
Portfolio turnover rate ...............................          276%           161%           189%          205%           195%

                                                              YEAR      FOR THE PERIOD
                                                              ENDED       1/23/97* TO
OPEN SHARES                                                 12/31/98       12/31/97
                                                            ---------      ---------
Net asset value, beginning of period ..................      $   9.66       $  10.08
                                                             --------       --------
Income (loss) from investment operations:
  Net investment income (loss) ........................          0.73           0.72
  Net realized and unrealized gain (loss) .............         (0.69)         (0.35)
                                                             --------       --------
  Total from investment operations ....................          0.04           0.37
                                                             --------       --------
Less distributions from and in excess of:
  Net investment income ...............................         (0.40)         (0.73)
  Net realized gain ...................................            --          (0.06)
  Capital .............................................         (0.28)            --
                                                             --------       --------
  Total distributions .................................         (0.68)         (0.79)
                                                             --------       --------
Net asset value, end of period ........................      $   9.02       $   9.66
                                                             ========       ========
TOTAL RETURN (A) ......................................          0.4%           3.8%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..............      $ 22,460       $ 15,300
Ratios to average net assets:
  Net expenses (b) ....................................         1.28%          1.39%
  Gross expenses (b) ..................................         1.28%          1.44%
  Net investment income (b) ...........................         6.60%          6.92%


NOTES TO FINANCIAL HIGHLIGHTS:
*Commencement of operations.
(a) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.
(b) Annualized for periods of less than one year.

For more information about the Portfolios, the following documents are available free upon request:


ANNUAL/SEMIANNUAL REPORTS (REPORTS):
------------------------------------

The Fund's annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):
------------------------------------------
The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

o  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6312

--------------------------------------------------------------------------------

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the Portfolios by contacting the Fund at:


                             The Lazard Funds, Inc.
                              30 Rockefeller Plaza
                            New York, New York 10112
                            Telephone: 1-800-823-6300
                           http://www.lazardfunds.com

--------------------------------------------------------------------------------

================================================================================


THE LAZARD FUNDS, INC.                    TRANSFER AGENT AND
30 Rockefeller Plaza                      DIVIDEND DISBURSING AGENT
New York, New York 10112                  Boston Financial Data Services, Inc.
Telephone: (800) 823-6300                 P.O. Box 9363
http://www.lazardfunds.com                Boston, Massachusetts 02205-9363


INVESTMENT MANAGER                        INDEPENDENT PUBLIC ACCOUNTANTS
Lazard Asset Management                   Anchin, Block & Anchin LLP
30 Rockefeller Plaza                      1375 Broadway
New York, New York 10112                  New York, New York 10018


DISTRIBUTOR                               LEGAL COUNSEL
Lazard Freres & Co. LLC                   Stroock & Stroock & Lavan LLP
30 Rockefeller Plaza                      180 Maiden Lane
New York, New York 10112                  New York, New York 10038-4982


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

LAZARDFUNDS
      30 Rockefeller Plaza
      New York, NY 10112
      Telephone 800.823.6300
      http://www.lazardfunds.com






NO SALES OR REDEMPTION CHARGES

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.





[Graphic Omitted]

LazardFunds

          30 Rockefeller
          Plaza New York, NY 10112
          Telephone 800.823.6300
          http://www.lazardfunds.com



No Sales or Redemption Charges

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

LazardFunds
Lazard Small Cap Portfolio
Lazard  International  Equity Portfolio
Lazard Emerging Markets Portfolio


Prospectus
May 1, 1999


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


TABLE OF CONTENTS
--------------------------------------------------------------------------------
CAREFULLY REVIEW THIS IMPORTANT SECTION, WHICH SUMMARIZES EACH PORTFOLIO'S INVESTMENTS, RISKS, PAST PERFORMANCE AND FEES.

REVIEW THIS SECTION FOR INFORMATION ON INVESTMENT STRATEGIES AND THEIR RISKS. REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE AND ORGANIZATIONS WHO OVERSEE THE PORTFOLIOS.
REVIEW THIS SECTION FOR DETAILS ON HOW SHARES ARE
VALUED, HOW TO PURCHASE, SELL AND EXCHANGE
SHARES, RELATED CHARGES AND PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.


                            PAGE

                              4    RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                              4    Lazard Small Cap Portfolio
                              6    Lazard International Equity Portfolio

                              8    Lazard Emerging Markets Portfolio

                             10    INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                             10    Lazard Small Cap Portfolio
                             10    Lazard International Equity Portfolio
                             11    Lazard Emerging Markets Portfolio


                             12     FUND MANAGEMENT

                             12    Investment Manager
                             12    Principal Portfolio Managers
                             13    Administrator
                             13    Distributor
                             13    Custodian
                             14    SHAREHOLDER INFORMATION
                             14    GENERAL

                             14    How to Buy Shares
                             15    Distribution and Service (12b-1) Fees
                             15    How to Sell Shares
                             16    Investor Services
                             16    General Policies
                             17    Account Policies, Dividends and Taxes


REVIEW THIS SECTION FOR      17    FINANCIAL HIGHLIGHTS
RECENT FINANCIAL INFORMATION.

WHERE TO LEARN MORE ABOUT          BACK COVER
THE PORTFOLIOS



LAZARD ASSET MANAGEMENT, A DIVISION OF LAZARD FRERES & CO. LLC ("LAZARD FRERES"), SERVES AS EACH PORTFOLIO'S INVESTMENT MANAGER.

The Portfolios:

The Portfolios The Lazard Funds, Inc. (the "Fund") consists of twelve separate Portfolios, only three of which, Lazard Small Cap Portfolio, Lazard International Equity Portfolio and Lazard Emerging Markets Portfolio, are being offered through this Prospectus. Each Portfolio has its own investment objective, strategies and risk/return profile and invests in different securities, depending on its investment objective. Each Portfolio can be expected to have a different degree of risk and yield or return. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.


                            You should be aware that the Portfolios:

                            o Are not bank deposits

                            o Are not guaranteed, endorsed or insured by any
                              bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                            o Are not guaranteed to achieve their stated goals

                            Each Portfolio offers Institutional Shares and Open Shares. Institutional Shares and Open Shares have different investment minimums and different expense ratios.



Who May Want to Invest?     EQUITY PORTFOLIOS

                            Lazard Small Cap Portfolio
                            Lazard International Equity Portfolio
                            Lazard Emerging Markets Portfolio

                            These Portfolios will invest primarily in equity securities, including common stocks, preferred stocks and convertible securities of both U.S. and non-U.S. issuers. The Investment Manager seeks to identify undervalued securities based on earnings, cash flow or asset values. The Investment Manager focuses on individual stock selection rather than on general stock market trends.

                            The securities in which the Portfolios will invest generally have one or more of the following characteristics:

                            o are undervalued relative to their earnings, cash
                              flow or asset values;
                            o have an attractive price/value relationship with
                              expectations that some catalyst will cause the per- ception of value to change within two years;
                            o are out of favor due to circumstances which are
                              unlikely to harm the company's franchise or earnings power;
                            o have low projected P/E or
                              price-to-cash flow multiples;

                            Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Equity Portfolios' performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).


                            Consider investing in these Portfolios if you are:
                            o seeking a long-term goal such as retirement

                            o looking to add a growth component to your
                              portfolio

                            o willing to accept higher risks of investing in the
                              stock market in exchange for potentially higher long-term returns

                            These Portfolios may not be appropriate if you are:

                            o pursuing a short-term goal or investing emergency
                              reserves

                            o uncomfortable with an investment that will go up
                              and down in value

                   RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================

LAZARD SMALL CAP PORTFOLIO
INVESTMENT OBJECTIVE               The Portfolio seeks long-term capital
                                   appreciation.

PRINCIPAL  INVESTMENT  STRATEGIES  The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

PRINCIPAL INVESTMENT  RISKS        While stocks have historically been a leading
                                   choice of long-term investors, they do
                                   fluctuate in price. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                                   Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

                                   The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.




The accompanying bar chart and table provide some indication of the risks of investing in the Lazard Small Cap Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Russell 2000 Index, an unmanaged index of smaller capitalization common stocks. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.


                         Performance Bar Chart and Table
                         -------------------------------
                     Year-by-year Total Returns as of 12/31
                            for Institutional Shares

 24.75       24.75%      1992
 30.09       30.09%      1993
 2.03         2.03%      1994
 21.52       21.52%      1995
 23.93       23.93%      1996
 28.06       28.06%      1997
-12.62      -12.62%      1998

--------------------------------------------------------------------------------
Best quarter:           12/31/98      18.39%
Worst quarter:           9/30/98    (25.53)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                    (For the Periods Ended December 31, 1998)

                         Inception      Past        Past         Since
                            Date        Year       5 Years      Inception
--------------------------------------------------------------------------------
Institutional Shares      10/30/91    (12.62)%     11.45%        16.11%
--------------------------------------------------------------------------------
Open Shares                1/30/97    (12.86)%       N/A          4.82%
--------------------------------------------------------------------------------
Russell 2000 Index                     (2.55%)     11.86%        13.89%
                                                             (Institutional)
                                                                  8.49%
                                                                 (Open)
--------------------------------------------------------------------------------

FEES AND EXPENSES
As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.


EXPENSE EXAMPLE
Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:


o $10,000 initial investment
o 5% annual return each year
o redemption at the end of each period
o no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Annual Portfolio
Operating Expenses
(expenses that are deducted from Portfolio assets)
                                           Institutional           Open
                                              Shares              Shares
--------------------------------------------------------------------------------
Management fees                                .75%                .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                           None                .25%
--------------------------------------------------------------------------------
Other expenses                                 .06%                .09%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             .81%               1.09%
--------------------------------------------------------------------------------



LAZARD SMALL CAP                1          3           5         10
PORTFOLIO                     Year       Years       Years      Years

INSTITUTIONAL SHARES          $ 83       $259        $450      $1,002
--------------------------------------------------------------------------------
OPEN SHARES                   $111       $347        $601      $1,329
--------------------------------------------------------------------------------

                   RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================
LAZARD INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE                    The Portfolio seeks long-term capital
                                        appreciation.

PRINCIPAL  INVESTMENT STRATEGIES        The Portfolio invests primarily in
                                        equity securities, principally common
                                        stocks, of relatively large non-U.S.
                                        companies with market capitalizations in the range of the Morgan Stanley Capital
                                        International (MSCI) Europe, Australasia and Far East Index that the Investment
                                        Manager believes are undervalued based
                                        on their earnings, cash flow or asset
                                        values. In choosing stocks for the
                                        Portfolio, the Investment Manager looks
                                        for established companies in
                                        economically developed countries. The
                                        percentage of the Portfolio's assets
                                        invested in particular geographic
                                        sectors may shift from time to time
                                        based on the Investment Manager's
                                        judgment. Ordinarily, the Portfolio
                                        invests in at least three different
                                        foreign countries.

PRINCIPAL  INVESTMENT RISKS             While stocks have historically been a
                                        leading choice of long-term investors,
                                        they do fluctuate in price. The
                                        Portfolio's performance will be
                                        influenced by political, social and
                                        economic factors. These risks include
                                        changes in currency exchange rates, a
                                        lack of adequate company information,
                                        political instability and differing
                                        auditing and legal standards. The value
                                        of your investment in the Portfolio will go up and down, which means that you could lose money.

                                        Value stocks involve the risk that they
                                        may never reach what the Investment
                                        Manager believes is their full market
                                        value. They also may decline in price,
                                        even though in theory they are already
                                        underpriced.

                                        The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

The accompanying bar chart and table provide some indication of the risks of investing in the Lazard International Equity Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index, an unmanaged index comprised of international equities. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.

                         Performance Bar Chart and Table
                         -------------------------------
                     Year-by-year Total Returns as of 12/31
                            for Institutional Shares

-6.62       -6.62%      1992
31.05       31.05%      1993
 0.24        0.24%      1994
13.14       13.14%      1995
15.64       15.64%      1996
11.84       11.84%      1997
16.04       16.04%      1998
--------------------------------------------------------------------------------
Best quarter:                         12/31/98                 17.96%
Worst quarter:                         9/30/98                (17.11)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                    (For the Periods Ended December 31, 1998)
                            Inception Past Past Since
                           Date Year 5 Years Inception
--------------------------------------------------------------------------------
Institutional Shares   10/29/91    16.04%     11.22%          11.26%
--------------------------------------------------------------------------------
Open Shares             1/23/97    15.82%       N/A           15.44%
--------------------------------------------------------------------------------
MSCI Europe,                       20.00%      9.19%           8.65%
Australasia and                                           (Institutional)
Far East Index                                                12.82%
                                                              (Open)
--------------------------------------------------------------------------------
                                       6

FEES AND EXPENSES
As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.


EXPENSE EXAMPLE
Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:


o $10,000 initial investment
o 5% annual return each year
o redemption at the end of each period
o no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Annual Portfolio
Operating Expenses
(expenses that are deducted from Portfolio assets)
                                           Institutional           Open
                                              Shares              Shares
--------------------------------------------------------------------------------
Management fees                                .75%                .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                           None                .25%
--------------------------------------------------------------------------------
Other expenses                                 .15%                .24%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             .90%               1.24%
--------------------------------------------------------------------------------



LAZARD SMALL CAP                1          3           5         10
PORTFOLIO                     Year       Years       Years      Years

INSTITUTIONAL SHARES          $ 92       $287        $498      $1,108
--------------------------------------------------------------------------------
OPEN SHARES                   $126       $393        $681      $1,500
--------------------------------------------------------------------------------

                   RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
================================================================================
LAZARD EMERGING MARKETS PORTFOLIO

INVESTMENT OBJECTIVE                    The Portfolio seeks long-term capital
                                        appreciation.

PRINCIPAL INVESTMENT STRATEGIES         The Portfolio invests primarily in
                                        equity securities, principally common
                                        stocks, of non-U.S. companies whose
                                        principal activities are in emerging
                                        market countries that the Investment
                                        Manager believes are undervalued based
                                        on their earnings, cash flow or asset
                                        values.
                                        Emerging market countries include all
                                        countries represented by the Morgan
                                        Stanley Capital International Emerging
                                        Markets (Free) Index, which currently
                                        includes: Argentina, Brazil, Chile,
                                        China, Colombia, the Czech Republic,
                                        Egypt, Greece, Hungary, India,
                                        Indonesia, Israel, Jordan, Korea,
                                        Malaysia, Mexico, Morocco, Pakistan,
                                        Peru, Philippines, Poland, Russia, Sri
                                        Lanka, South Africa, Taiwan, Thailand,
                                        Turkey and Venezuela.

PRINCIPAL INVESTMENT RISKS              The securities markets of emerging
                                        market countries can be extremely
                                        volatile. The Portfolio's performance
                                        will be influenced by political, social
                                        and economic factors affecting companies in emerging market countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                                        Value stocks involve the risk that they
                                        may never reach what the Investment
                                        Manager believes is their full market
                                        value. They also may decline in price,
                                        even though in theory they are already
                                        underpriced.

                                        The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.




The accompanying bar chart and table provide some indication of the risks of investing in the Lazard Emerging Markets Portfolio by showing the Portfolio's annual returns and its long-term performance. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table compares the performance of the Portfolio's Institutional Shares and Open Shares over time to that of the Morgan Stanley Capital International
(MSCI) Emerging Markets (Free) Index and the International Finance Corp. (IFC) Investable Total Return Index, an index of emerging markets securities that represents 65% of market capital compiled by the International Finance Corporation. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.


                         Performance Bar Chart and Table
                         -------------------------------
                     Year-by-year Total Returns as of 12/31
                            for Institutional Shares


 -5.88       -5.88%      1995
 23.63       23.63%      1996
 -9.84       -9.84%      1997
-23.49      -23.49%      1998

--------------------------------------------------------------------------------

Best quarter:                          6/30/97                 12.07%
Worst quarter:                         9/30/98                (23.59)%
--------------------------------------------------------------------------------

FEES AND EXPENSES
As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.


EXPENSE EXAMPLE
Use the table at the right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:


o $10,000 initial investment
o 5% annual return each year
o redemption at the end of each period
o no changes in operating expenses, except for the first year periods reflected in the table

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


                          Average Annual Total Returns
                    (For the Periods Ended December 31, 1998)

                           Inception              Past            Since
                              Date                Year           Inception
--------------------------------------------------------------------------------
Institutional Shares         7/15/94            (23.49)%          (5.10)%
--------------------------------------------------------------------------------
Open Shares                   1/8/97            (23.30)%         (17.99)%
--------------------------------------------------------------------------------
MSCI Emerging                                   (25.34)%          (8.70)%
Markets (Free) Index                                          (Institutional)
                                                                 (19.40)%
                                                                  (Open)
--------------------------------------------------------------------------------
IFC Investable Total                             (22.02)%         (8.85)%
Return Index                                                  (Institutional)
                                                                 (19.53)%
                                                                  (Open)
--------------------------------------------------------------------------------



Annual Portfolio
Operating Expenses
(expenses that are deducted from portfolio assets)


                                        Institutional               Open
                                           Shares                  Shares
--------------------------------------------------------------------------------
Management fees                             1.00%                   1.00%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) fees                        None                    .25%
--------------------------------------------------------------------------------
Other expenses                              .29%                    .51%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                          1.29%                   1.76%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                              .01%                    .16%
--------------------------------------------------------------------------------
Net Expenses*                               1.28%                   1.60%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fees and/or reimburse the Portfolio through December 31, 1999 to the extent Total Annual Portfolio Operating Expenses exceed in any fiscal year 1.28% and 1.60% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.

Lazard Emerging Markets      1               3               5              10
Portfolio                  Year+          Years+          Years+          Years+

Institutional Shares       $130            $408            $707           $1,556
--------------------------------------------------------------------------------
Open Shares                $163            $539            $939           $2,060
--------------------------------------------------------------------------------
        + Year 1 fees and expenses are based on a contractual agreement.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
================================================================================


                           LAZARD SMALL CAP PORTFOLIO
                      Ticker Symbol: LZSCX (Institutional)
                                  LZCOX (Open)

INVESTMENT OBJECTIVE AND STRATEGIES

The Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies.


The Portfolio generally invests at least 80% of its total assets in equity securities of small U.S. companies. These securities generally have one or more of the characteristics shown on page2, and/or:


o    have the potential to become a larger factor in the company's business;

o    have significant debt but have high levels of free cash flow; and

o have a relatively short corporate history with the expectation that the business may grow.

The Portfolio may invest up to 20% of its total assets in equity securities of larger U.S. companies or investment grade debt securities. The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.

RISK FACTORS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing larger companies). Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the Portfolio's investments will rise and fall based on investor perception only. Investments in value stocks are subject to the risk that they may never reach what the Investment Manager believes is their full value. They also may decline in price, even though in theory they are already undervalued. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.


Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

                              LAZARD INTERNATIONAL
                                EQUITY PORTFOLIO
================================================================================
                      Ticker Symbol: LZIEX (Institutional)
                                  LZIOX (Open)

INVESTMENT OBJECTIVE AND STRATEGIES


The International Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large foreign companies with market capitalizations in the range of the MSCI Europe, Australasia and Far East Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio generally invests at least 80% of its total assets in equity securities of companies located in at least three different foreign countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Investment Manager currently intends to invest the Portfolio's assets primarily in companies based in developed markets.



The Portfolio may invest up to 20% of its total assets in investment grade fixed-income securities and short-term money market instruments. The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.

================================================================================

RISK FACTORS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards.

Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the Portfolio not achieving its investment objective.

While the Portfolio may engage in foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.


                        LAZARD EMERGING MARKETS PORTFOLIO
================================================================================
                      Ticker Symbol: LZEMX (Institutional)
                                   N/A (Open)

INVESTMENT OBJECTIVE AND STRATEGIES

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal business activities are located in emerging market countries that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International Emerging Markets (Free) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, Sri Lanka, South Africa, Taiwan, Thailand, Turkey and Venezuela.


The Portfolio generally invests at least 65% of its total assets in equity securities, including American and Global Depositary Receipts, of companies whose principal business activities are located in emerging market countries. The Portfolio invests at least 65% of its total assets in equity securities of companies in at least three different foreign countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Europe.

The Portfolio may invest, to a limited extent, in closed-end investment companies that invest in emerging market securities.


The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.


The Portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Management Manager's expectations.


RISK  FACTORS


The securities markets of emerging market countries can be extremely volatile. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors.

================================================================================

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market and may result in the portfolio not achieving its investment objective.

While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

                                FUND MANAGEMENT
================================================================================

INVESTMENT MANAGER


Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolios. The Investment Manager provides day-to-day management of the Portfolios' investments and assists in the overall management of the Portfolios'affairs. The Investment Manager is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager provides investment management services to client discretionary accounts with assets totaling approximately $64 billion as of March 31, 1999. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.


The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net asset value. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 1998, the Investment Manager waived a portion of its management fees with respect to each Portfolio, which resulted in the Portfolios paying the Investment Manager a management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio's average daily net asset value.

                                                      Effective Annual Rate
                               Investment                of Investment
                               Management                 Management
Name of Portfolio              Fee Payable           Fee Paid After Waiver
-----------------              -----------           ---------------------
                                                    Institutional        Open
                                                      Shares            Shares

Small Cap Portfolio              .75%                  .75%              .75%
International Equity
  Portfolio                      .75%                  .75%              .75%
Emerging Markets
  Portfolio                     1.00%                 1.00%              .85%

PRINCIPAL PORTFOLIO MANAGERS

All of the Portfolios are managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of each of the Portfolios are as follows:

SMALL CAP PORTFOLIO--Herbert W. Gullquist and Eileen Alexanderson (each since inception)

INTERNATIONAL EQUITY PORTFOLIO--Herbert W. Gullquist (since inception) and John
R. Reinsberg (since January 1992)

EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

EILEEN ALEXANDERSON. Ms. Alexanderson has been a Managing Director of the Investment Manager since January 1997. Prior thereto, Ms. Alexanderson was a Senior Vice President of the Investment Manager. She joined the Investment Manager in 1979.


HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of the Investment Manager since 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since 1982. He joined the Investment Manager in November 1982.

JOHN R. REINSBERG. Mr. Reinsberg is a Managing Director of the Investment Manager. He joined the Investment Manager in January 1992.

ADMINISTRATOR


State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as each Portfolio's administrator.

DISTRIBUTOR


Lazard Freres acts as distributor for the Portfolios.


CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities. YEAR 2000 ISSUES Each Portfolio could be adversely affected if the computer systems used by the Investment Manager and the Fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Portfolios, the Investment Manager is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. While the Portfolios cannot, at this time, predict the degree of impact, it is possible that foreign markets will be less prepared than U.S. markets.

                            SHAREHOLDER INFORMATION
================================================================================
                                     GENERAL
--------------------------------------------------------------------------------


Portfolio shares are sold, without a sales charge, on a continuous basis at the net asset value per share ("NAV") next determined after an order in proper form is received by the Fund's Transfer Agent, Boston Financial Data Services, Inc., Or another agent of the Fund. The NAV is determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Board. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value. Other debt securities are valued using available market quotations or at fair value which may be determined by one or more pricing services.


Foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its NAVand thus affect the Portfolio's NAVon days when shareholders will not be able to buy or sell the Portfolio's shares.


MINIMUM INVESTMENTS

All purchases made by check should be in U.S. dollars and made payable to "The Lazard Funds, Inc." Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.

---------------------------------------------------------------
                      INITIAL SUBSEQUENT INVESTMENT INVESTMENTS
---------------------------------------------------------------
Institutional Shares      $1,000,000           $5,000
---------------------------------------------------------------
Open Shares                   10,000            1,000
---------------------------------------------------------------
IRA Rollover/Transfer-
  Open Shares                 10,000            1,000
---------------------------------------------------------------

================================================================================
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

INITIAL PURCHASE
          BY MAIL
1.  Complete a Purchase Application. Indicate the services to be used.

2. Mail the Purchase Application and a check for $10,000 or more for Open Shares, or $1,000,000 or more for Institutional Shares, payable to "The Lazard Funds, Inc." to:

      The Lazard Funds, Inc.
      P.O. Box 9363
      Boston, Massachusetts
      02205-9363
      Attention: (Name of Portfolio and Class of Shares)

      BY WIRE

1.  Call (800) 986-3455 toll free from any state and provide the following:

o the Portfolio(s) and Class of shares to be invested in

o name(s) in which shares are to be  registered

o address

o social  security or tax  identification  number

o dividend  payment election

o amount to be wired

o name of the wiring bank, and

o name and telephone number of the person to be contacted in connection with the order.

An account number will then be assigned.

2. Instruct the wiring bank to transmit the specified amount in federal funds, giving the wiring bank the account name(s) and assigned account number, to the Custodian:

    ABA #: 011000028
    State Street Bank and Trust Company
    Boston, Massachusetts
    Custody and Shareholder Services Division
    DDA 9905-2375
    Attention: (Name of Portfolio and Class of Shares)
    The Lazard Funds, Inc.
    Shareholder's Name and Account Number

3. Complete a Purchase Application. Indicate the services to be used. Mail the Purchase Application to the address set forth in Item 2 under "Initial Purchase--By Mail."

================================================================================

ADDITIONAL PURCHASES
    BY MAIL

1. Make a check payable to "The Lazard Funds, Inc." Write the shareholder's account number on the check.

2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the address set forth in Item 2 under "Initial Purchase -- By Mail."

    BY WIRE

Instruct the wiring bank to transmit the specified amount in federal funds to State Street Bank and Trust Company, as instructed in Item 2 under "Initial Purchase -- By Wire."

PURCHASES THROUGH THE AUTOMATIC INVESTMENT PLAN (OPEN SHARES ONLY)

Investors may participate in the Automatic Investment Plan by purchasing Open Shares of any Portfolio at regular intervals selected by the investor. The Automatic Investment Plan enables an investor to make regularly scheduled investments and may provide investors with a convenient way to invest for long-term financial goals. An account must be opened with a minimum investment of $10,000. Thereafter, the minimum periodic investment is $250. To obtain an Automatic Investment Plan application, call the Fund at (800) 823-6300.

INDIVIDUAL  RETIREMENT  ACCOUNTS  (OPEN  SHARES ONLY)

The Fund may be used as an instrument for existing IRAs. Completion of a Lazard Funds IRA application is required. The minimum initial investment for an IRA rollover account is $10,000. For a Direct IRA Account, a $5 establishment fee and a $12 annual maintenance and custody fee is payable to State Street for each IRA Fund account; in addition, a $10 termination fee will be charged and paid to State Street when the account is closed. For more information on IRAs, call the Fund at (800) 823-6300.

DISTRIBUTION AND SERVICE (12B-1) FEES (OPEN SHARES ONLY)


The Fund has adopted a plan under rule 12b-1 that allows each Portfolio to pay Lazard Freres a fee at the annual rate of .25% of the value of the average daily net assets of a Portfolio's Open Shares for the sale of a Portfolio's Open Shares and for services provided to holders of Open Shares. Because these fees are deducted from the Portfolio's assets on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost shareholders more than paying other types of sales charges.


                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

GENERAL

The Fund imposes no charges when shares are sold. Securities dealers and other institutions may charge their clients a fee for effecting sales of Portfolio shares. Upon receipt by the Transfer Agent, Lazard Freres or another agent of a sale request in proper form, Portfolio shares will be sold at their next determined NAV. Payment of sale proceeds may be made in securities.

Checks for sale proceeds ordinarily will be mailed within seven days. Where the shares to be sold had been purchased by check, the sale proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.

                                 SELLING SHARES

THROUGH THE TRANSFER AGENT:

Shareholders who do not have a brokerage account with Lazard Freres should submit their sale requests to the Transfer Agent by mail (see Items 1-4 below).

1. Write a letter of instruction to the Fund. Indicate the dollar amount, or number and Portfolio and Class, of shares to be sold, the shareholder's account number, and social security or taxpayer identification number.

2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

3. If shares to be sold have a value of $50,000 or more, the signature(s) must be guaranteed by a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System, broker-dealer, registered securities association or clearing agency, or other participant in a signature guarantee program. Signature guarantees by a notary public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the sale request.

================================================================================

4.  Mail the letter to the Transfer Agent at the following address:
The Lazard Funds, Inc.
P.O.  Box  9363
Boston,  Massachusetts  02205-9363
Attention:  (Name  of Portfolio and Class of Shares)

TELEPHONE  REDEMPTIONS:

A shareholder may redeem shares by calling the Transfer Agent. To redeem shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such redemption or a Telephone Redemption Authorization Form. The Transfer Agent's toll-free number for redemptions is (800) 986-3455. In order to confirm that telephone instructions for redemptions are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

THROUGH A LAZARD FRERES BROKERAGE ACCOUNT:

Shareholders who have a brokerage account with Lazard Freres should contact their Lazard Freres account representative for specific instructions on how to sell Portfolio shares.

                                INVESTOR SERVICES
--------------------------------------------------------------------------------

AUTOMATIC REINVESTMENT PLAN allows your dividends and capital gain distributions to be reinvested in additional shares of your Portfolio or another Portfolio.

AUTOMATIC INVESTMENTS allows you to purchase Open Shares through automatic deductions from a designated bank account.

INDIVIDUAL RETIREMENT ACCOUNTS. Call us at (800) 823-6300 for more information and an IRA kit.

EXCHANGE PRIVILEGE allows you to exchange shares of one Portfolio that have been held for seven days or more for shares of the same Class of another Portfolio in an identically registered account. Shares will be exchanged at the next determined NAV. There is no cost associated with this service. All exchanges are subject to the minimum initial investment requirements.

A shareholder may exchange shares by writing or calling the Transfer Agent. To exchange shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such exchanges or a signed letter requesting that the exchange privilege be added to the account. The Transfer Agent's toll-free number for exchanges is (800) 986-3455. In order to confirm that telephone instructions for exchanges are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

The Fund reserves the right to limit the number of times shares may be exchanged between Portfolios, to reject any telephone exchange order, or to otherwise modify or discontinue exchange privileges at any time.

TELEPHONE REDEMPTION allows you to redeem shares at the net asset value next determined after you call the Transfer Agent with your request.

                                GENERAL POLICIES
--------------------------------------------------------------------------------

The Fund reserves the right to:

          o Redeem an account, with notice, if the value of the account falls below $1,000 due to redemptions

          o Convert Institutional Shares held by a shareholder whose account is less than $1,000,000 to Open Shares, upon written notice to the shareholder

          o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC

          o  Change the required minimum investment amounts

          o Delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions received without notice, excessive trading, or during unusual market conditions)

          o Make a redemption-in-kind (a payment in portfolio securities instead of in cash) if it is determined that a redemption is too large and/or may cause harm to the Portfolio and its shareholders

          o Refuse any purchase or exchange request if such request could adversely affect the Portfolio's NAV, including if such person or group has engaged in excessive trading (to be determined in the Fund's discretion)

          o Close an account due to excessive trading after prior warning and notification

================================================================================

ACCOUNT POLICIES, DIVIDENDS AND TAXES

ACCOUNT STATEMENTS

You will receive quarterly statements detailing your account activity. All investors will also receive a yearly statement detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS


Income dividends are normally declared and paid annually but may be declared and paid twice annually for each of the Portfolios. Net capital gains, if any, are normally distributed annually but may be distributed twice annually.


Dividends and distributions of a Portfolio will be invested in additional shares of the same Class of the Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date.

TAX INFORMATION


Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Portfolio.


All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it in additional shares. An exchange of one Portfolio's shares for shares of another Portfolio will be treated as a sale of the Portfolio's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Portfolio held the applicable investment, not the length of time that you held your Portfolio shares. When you do sell your Portfolio shares, a capital gain may be realized, except for IRA accounts.

Federal law requires a Portfolio to withhold taxes on distributions paid to shareholders who:

o   fail to provide a social security number or taxpayer identification number

o fail to certify that their social security number or taxpayer identification number is correct

o   fail to certify that they are exempt from withholding

                              FINANCIAL HIGHLIGHTS

The tables on the following pages describe each Portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single Portfolio share. "Total return" shows how much your investment in a Portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information in the tables has been independently audited by Anchin, Block & Anchin LLP, whose report, along with the Portfolios' financial statements, is included in the Fund's annual report, which is available upon request.

                              FINANCIAL HIGHLIGHTS
================================================================================
LAZARD SMALLCAP PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                        YEAR ENDED
                                               -----------------------------------------------------------------
INSTITUTIONAL SHARES                            12/31/98      12/31/97     12/31/96        12/31/95    12/31/94
                                               ----------    ----------    ---------      ---------    ---------
Net asset value, beginning of period ....      $    20.02    $    18.44    $   15.95      $   14.35    $   15.26
                                               ----------    ----------    ---------      ---------    ---------
Income (loss) from investment operations:
  Net investment income .................            0.08          0.07         0.11           0.13         0.07
  Net realized and unrealized gain (loss)           (2.60)         4.92         3.68           2.95         0.22
                                               ----------    ----------    ---------      ---------    ---------
  Total from investment operations ......           (2.52)         4.99         3.79           3.08         0.29
                                               ----------    ----------    ---------      ---------    ---------
Less distributions from and in excess of:
  Net investment income .................           (0.01)        (0.06)       (0.11)         (0.16)       (0.04)
  Net realized gain .....................           (0.10)        (3.35)       (1.19)         (1.32)       (1.16)
                                               ----------    ----------    ---------      ---------    ---------
  Total distributions ...................           (0.11)        (3.41)       (1.30)         (1.48)       (1.20)
                                               ----------    ----------    ---------      ---------    ---------
Net asset value, end of period ..........      $    17.39    $    20.02    $   18.44      $   15.95    $   14.35
                                               ==========    ==========    =========      =========    =========
TOTAL RETURN (A) ........................           (12.6)%        28.1%        23.9%          21.5%         2.0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $1,411,503    $1,445,075    $ 981,405      $ 646,371    $ 429,673
Ratios to average net assets:
  Net expenses (b) ......................            0.81%         0.82%        0.84%          0.84%        0.85%
  Gross expenses (b) ....................            0.81%         0.82%        0.84%          0.84%        0.85%
  Net investment income (b) .............            0.50%         0.35%        0.60%          0.90%        0.51%
Portfolio turnover rate .................              46%           56%          51%            70%          70%

                                                 YEAR      FOR THE PERIOD
                                                 ENDED      1/30/97* TO
OPEN SHARES                                     12/31/98      12/31/97
                                               ----------    ----------
Net asset value, beginning of period ....      $    20.02    $    18.75
                                               ----------    ----------
Income (loss) from investment operations:
  Net investment income .................            0.03          0.01
  Net realized and unrealized gain (loss)           (2.60)         4.61
                                               ----------    ----------
  Total from investment operations ......           (2.57)         4.62
                                               ----------    ----------
Less distributions from and in excess of:
  Net investment income .................              --            --
  Net realized gain .....................           (0.10)        (3.35)
                                               ----------    ----------
  Total distributions ...................           (0.10)        (3.35)
                                               ----------    ----------
Net asset value, end of period ..........      $    17.35    $    20.02
                                               ==========    ==========
TOTAL RETURN (A) ........................           (12.9)%        25.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $   93,547    $   46,097
Ratios to average net assets:
  Net expenses (b) ......................            1.09%         1.14%
  Gross expenses (b) ....................            1.09%         1.23%
  Net investment income (b) .............            0.21%         0.12%


SEE NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                        YEAR ENDED
                                              -------------------------------------------------------------------
INSTITUTIONAL SHARES                           12/31/98     12/31/97      12/31/96        12/31/95       12/31/94
                                              ----------   ----------    -----------    ------------    ---------
Net asset value, beginning of period ....     $    13.97   $    13.62    $     12.50    $      11.23    $   12.32
                                              ----------   ----------    -----------    ------------    ---------
Income (loss) from investment operations:
  Net investment income .................           0.18         0.22           0.17            0.19         0.08
  NET REALIZED AND UNREALIZED GAIN (LOSS)           2.03         1.40           1.76            1.29        (0.05)
                                              ----------   ----------    -----------    ------------    ---------
  Total from investment operations ......           2.21         1.62           1.93            1.48         0.03
                                              ----------   ----------    -----------    ------------    ---------
Less distributions from and in excess of:
  Net investment income .................          (0.14)       (0.34)         (0.19)          (0.09)       --
  Net realized gain .....................          (0.81)       (0.93)         (0.62)          (0.12)       (1.12)
                                              ----------   ----------    -----------    ------------    ---------
  Total distributions ...................          (0.95)       (1.27)         (0.81)          (0.21)       (1.12)
                                              ----------   ----------    -----------    ------------    ---------
Net asset value, end of period ..........     $    15.23   $    13.97    $     13.62    $      12.50    $   11.23
                                              ==========   ==========    ===========    ============    =========
TOTAL RETURN (A) ........................           16.0%        11.8%          15.6%           13.1%         0.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $2,879,289   $2,099,724    $ 1,816,173    $  1,299,549    $ 831,877
Ratios to average net assets:
  Net expenses (b) ......................           0.90%        0.89%          0.91%           0.95%        0.94%
  Gross expenses (b) ....................           0.90%        0.89%          0.91%           0.95%        0.94%
  Net investment income (b) .............           1.37%        1.18%          1.93%           1.82%        0.75%
Portfolio turnover rate .................             41%          37%            39%             63%         106%

                                                YEAR     FOR THE PERIOD
                                                ENDED     1/23/97* TO
OPEN SHARES                                    12/31/98     12/31/97
                                              ----------   ----------
Net asset value, beginning of period ....     $    13.95   $    13.29
                                              ----------   ----------
Income (loss) from investment operations:
  Net investment income .................           0.18         0.16
  Net realized and unrealized gain (loss)           2.00         1.71
                                              ----------   ----------
  Total from investment operations ......           2.18         1.87
                                              ----------   ----------
Less distributions from and in excess of:
  Net investment income .................          (0.09)       (0.28)
  Net realized gain .....................          (0.81)       (0.93)
                                              ----------   ----------
  Total distributions ...................          (0.90)       (1.21)
                                              ----------   ----------
Net asset value, end of period ..........     $    15.23   $    13.95
                                              ==========   ==========
TOTAL RETURN (A) ........................           15.8%        14.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $   47,303   $   10,794
Ratios to average net assets:
  Net expenses (b) ......................           1.24%        1.25%
  Gross expenses (b) ....................           1.24%        1.61%
  Net investment income (b) .............           1.02%        0.37%


SEE NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                         YEAR ENDED                                FOR THE PERIOD
                                              ----------------------------------------------------------------       7/15/94* TO
INSTITUTIONAL SHARES                           12/31/98        12/31/97            12/31/96          12/31/95         12/31/94
                                              -----------     -----------         -----------       ----------       ----------
Net asset value, beginning of period ....     $      9.20     $     11.21         $      9.24       $     9.86       $    10.00
                                              -----------     -----------         -----------       ----------       ----------
Income (loss) from investment operations:
  Net investment income .................            0.10            0.10                0.07             0.08             0.01
  Net realized and unrealized gain (loss)           (2.26)          (1.18)               2.11            (0.66)           (0.15)
                                              -----------     -----------         -----------       ----------       ----------
  Total from investment operations ......           (2.16)          (1.08)               2.18            (0.58)           (0.14)
                                              -----------     -----------         -----------       ----------       ----------
Less distributions from and in excess of:
  Net investment income .................           (0.10)          (0.09)              (0.08)           (0.04)              --
  Net realized gain .....................              --           (0.84)              (0.13)              --               --
                                              -----------     -----------         -----------       ----------       ----------
  TOTAL DISTRIBUTIONS ...................           (0.10)          (0.93)              (0.21)           (0.04)              --
                                              -----------     -----------         -----------       ----------       ----------
Net asset value, end of period ..........     $      6.94     $      9.20         $     11.21       $     9.24       $     9.86
                                              ===========     ===========         ===========       ==========       ==========
TOTAL RETURN (A) ........................           (23.5)%          (9.8)%              23.6%            (5.9)%           (1.4)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $   298,033     $   236,340         $   145,328       $   35,216       $   17,025
Ratios to average net assets:
  Net expenses (b) ......................            1.28%           1.32%               1.38%            1.30%            1.30%
  Gross expenses (b) ....................            1.29%           1.33%               1.48%            2.00%            2.31%
  Net investment income (b) .............            1.84%           1.26%               1.40%            1.22%            0.31%
Portfolio turnover rate .................              36%             40%                 51%             102%              31%

                                                YEAR         FOR THE PERIOD
                                                ENDED          1/8/97* TO
OPEN SHARES                                    12/31/98         12/31/97
                                              -----------     -----------
Net asset value, beginning of period ....     $      9.20     $     11.45
                                              -----------     -----------
Income (loss) from investment operations:
  Net investment income .................            0.11            0.07
  Net realized and unrealized gain (loss)           (2.26)          (1.42)
                                              -----------     -----------
  Total from investment operations ......           (2.15)          (1.35)
                                              -----------     -----------
Less distributions from and in excess of:
  Net investment income .................           (0.08)          (0.07)
  Net realized gain .....................              --           (0.83)
                                              -----------     -----------
  Total distributions ...................           (0.08)          (0.90)
                                              -----------     -----------
Net asset value, end of period ..........     $      6.97     $      9.20
                                              ===========     ===========
TOTAL RETURN (A) ........................           (23.3)%         (12.0)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $     8,191     $     7,769
Ratios to average net assets:
  Net expenses (b) ......................            1.60%           1.60%
  Gross expenses (b) ....................            1.76%           1.93%
  Net investment income (b) .............            1.54%           1.01%


NOTES TO FINANCIAL HIGHLIGHTS:
*Commencement of operations.
(a) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.
(b) Annualized for periods less than one year.

For more information about the Portfolios, the following documents are available free upon request:



ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

o   Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6312

    You can get free copies of Reports and the SAI, or request other information and discuss your questions about the Portfolios by contacting the Fund at:

--------------------------------------------------------------------------------
                             The Lazard Funds, Inc.
                              30 Rockefeller Plaza
                            New York, New York 10112
                            Telephone: 1-800-823-6300
                           http://www.lazardfunds.com
--------------------------------------------------------------------------------


THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300
http://www.lazardfunds.com

INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

                             THE LAZARD FUNDS, INC.


                              30 Rockefeller Plaza
                            New York, New York 10112
                                 (800) 823-6300

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

            The Lazard Funds, Inc. (the "Fund") is a no-load, open-end management investment company known as a mutual fund. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Fund, dated May 1, 1999, as it may be revised from time to time, relating to the following twelve portfolios (individually, a "Portfolio" and collectively, the "Portfolios"):

Lazard Equity Portfolio                      Lazard Emerging Markets Portfolio
Lazard Mid Cap Portfolio                     Lazard Bond Portfolio
Lazard Small Cap Portfolio                   Lazard High Yield Portfolio
Lazard Bantam Value Portfolio                Lazard International Fixed-Income
Lazard Global Equity Portfolio                  Portfolio
Lazard International Equity Portfolio        Lazard Strategic Yield Portfolio
Lazard International Small Cap Portfolio

            Each Portfolio currently offers two classes of shares--Institutional Shares and Open Shares. Institutional Shares and open shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each Class.

            To obtain a copy of the Fund's Prospectus, please write or call the Fund at the address and telephone number given above.

            The most recent Annual Report and Semi-Annual Report to Shareholders for each Portfolio are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

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                                TABLE OF CONTENTS
                                                                            Page
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Description of the Fund and Portfolios ........................................3
Investment Restrictions ......................................................27
Management ...................................................................31
Determination of Net Asset Value .............................................38
Portfolio Transactions .......................................................39
How to Buy and How to Sell Shares ............................................41
Distribution and Servicing Plan ..............................................43
Dividends and Distributions ..................................................45
Taxation .....................................................................46
Performance Information ......................................................49
Information About the Fund and Portfolios ....................................53
Counsel and Independent Auditors .............................................66
Additional Information .......................................................66
Appendix .....................................................................67

                     DESCRIPTION OF THE FUND AND PORTFOLIOS

            The Fund is a Maryland corporation organized on May 17, 1991. Each Portfolio is a separate portfolio of the Fund, an open-end management investment company, known as a mutual fund. The Equity Portfolio is a diversified investment company, which means that, with respect to 75% of its total assets, the Equity Portfolio will not invest more than 5% of its assets in the securities of any single issuer. Each of the other Portfolios is a non-diversified investment company, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

            Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard Freres"), serves as the investment manager (the "Investment Manager") to each of the Portfolios.

            Lazard Freres is the distributor of each Portfolio's shares.

Certain Portfolio Securities

            The following information supplements and should be read in conjunction with the Fund's Prospectus.

            Depository Receipts. (All Portfolios, except the Small Cap Portfolio) Each of these Portfolios may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

            These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

            Foreign Government Obligations; Securities of Supranational Entities. (All Portfolios, except the Equity Portfolio and Small Cap Portfolio) Each of these Portfolios may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment

Manager to be of comparable quality to the other obligations in which the Portfolio may invest. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

            Convertible Securities. (All Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

            Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

            Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

            Warrants. (All Portfolios, except the International Equity Portfolio, Bond Portfolio and International Fixed-Income Portfolio) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. A Portfolio may invest up to 5% of its total assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities.

            Participation Interests. (All Portfolios) Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Investment Manager must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest.

            Each Portfolio may invest in corporate obligations denominated in U.S. or (except with respect to the Equity Portfolio and Small Cap Portfolio) foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." Each Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants." Each Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund, on behalf of the Portfolio, and the Borrower. In such cases, the Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower, but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, if the Borrower fails to pay principal and interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio were to enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

            Variable and Floating Rate Securities. (All Portfolios) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

            Each Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

            Each Portfolio also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

            Municipal Obligations. (Bond Portfolio, High Yield Portfolio and Strategic Yield Portfolio) In circumstances where the Investment Manager determines that investment in municipal obligations would facilitate the Portfolio's ability to accomplish its investment objective, each of these Portfolios may invest its assets in such obligations, including municipal obligations issued at a discount. Dividends on shares attributable to interest on municipal obligations held by the Portfolio will not be exempt from federal income taxes. Municipal obligations are susceptible to risks arising from the financial condition of the states, public bodies or municipalities issuing the securities. To the extent that state or local governmental entities are unable to meet their financial obligations, the income derived by the Portfolio from municipal obligations could be impaired.

            Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. Each of these Portfolios also may acquire call options on specific municipal obligations. The Portfolio generally would purchase these call options to protect the Portfolio from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

            Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

            While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Portfolio investments. Dividends received by shareholders on Portfolio shares which are attributable to interest income received by the Portfolio from municipal obligations generally will be subject to federal income tax. Each of these Portfolios will invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Portfolio investments. Each of these Portfolios currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

            Zero Coupon and Stripped U.S. Treasury Securities. (Bond Portfolio, High Yield Portfolio and Strategic Yield Portfolio) Each of these Portfolios may invest in zero coupon U.S. Treasury securities, which are Treasury notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

            Mortgage-Related Securities. (Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio and, to a limited extent, the Equity Portfolio, Mid Cap Portfolio, Small Cap Portfolio, Bantam Value Portfolio and Global Equity Portfolio) Mortgage-related securities are secured, directly or indirectly, by pools of mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. These securities also may include mortgage pass-through securities, interests in REMICs or other kinds of mortgage-backed securities. The mortgage-related securities which may be purchased include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates.

Residential Mortgage-Related Securities--Each of these Portfolios may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued by governmental agencies or instrumentalities, such as the GNMA, FNMA and FHLMC, or by private entities. Residential mortgage-related securities issued by private entities are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection is generally provided by having the holders of the subordinated class of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Commercial Mortgage-Related Securities--Each of these Portfolios may invest in commercial mortgage-related securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. Similar to residential mortgage-related securities, commercial mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

Subordinated Securities--Each of these Portfolios may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities--Collateralized mortgage obligations or "CMOs" are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) pass-through certificates issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs,
(c) unsecuritized conventional mortgages, (d) other mortgage-related securities or (e) any combination thereof. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a REMIC. The Bond Portfolio, High Yield Portfolio and International Fixed-Income Portfolio may invest, to a limited extent, in residual interests in REMICs. See "Taxation."

            Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date; these characteristics will vary from one tranche to another. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Each of these Portfolios also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as the LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

            Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The coupon varying inversely to a multiple of an applicable index creates a leverage factor. The markets for inverse floating rate CMOs with highly leveraged characteristics may at times be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity. It should be noted that inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.

Stripped Mortgage-Backed Securities--Each of these Portfolios also may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class received some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Real Estate Investment Trusts--Each of these Portfolios may invest in Real Estate Investment Trusts ("REITs"), although each of the Mid Cap Portfolio, Bantam Value Portfolio, Equity Portfolio, Global Equity Portfolio and Small Cap Portfolio currently intends to limit its investments in REITs to no more than 5% of its assets. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

            REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Government-Agency Securities--Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.

Government-Related Securities--Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States Government. FNMA is a government-sponsored organization owned entirely by private stockholders.

            Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States Government created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

Private Entity Securities--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

CMO Residuals--CMO Residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

            The cash flow generated by the Mortgage Assets underlying series of CMOs is applied first to make required payments of principal of and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO Residual represents dividend or interest income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the Mortgage Assets, the coupon rate of each class of CMOs, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the Mortgage Assets. In particular, the yield to maturity on CMO Residuals is extremely sensitive to prepayments on the related underlying Mortgage Assets in the same manner as an IO class of SMBS. See "Stripped Mortgage-Backed Securities," above. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to the level of the index upon which interest rate adjustments are based. As described above with respect to SMBS, in certain circumstances, the Portfolio may fail to fully recoup its initial investment in a CMO Residual.

            CMO Residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO Residuals may not have the liquidity of other more established securities trading in other markets. Transactions in CMO Residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO Residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO Residuals, whether or not registered under the Securities Act, may be subject to certain restrictions of transferability. Ownership of certain CMO Residuals imposes liability for certain of the expenses of the related CMO issuer on the purchaser. The Investment Manager will not purchase any CMO Residual that imposes such liability on the Portfolio.

Other Mortgage-Related Securities--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

            Asset-Backed Securities. (Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio) Each of these Portfolios may invest in asset-backed securities, including interests in pools of receivables, such as motor vehicle installment purchase obligations, credit card receivables, home equity loans, home improvement loans and manufactured housing loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to the collateralized mortgage obligations and mortgage pass-through securities described above. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

            Asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to so do, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related securities.

            Investment Companies. (All Portfolios) Each Portfolio may invest, to the extent permitted under the 1940 Act, in securities issued by investment companies which principally invest in securities of the type in which the Portfolio invests. Investments in the securities of investment companies may involve duplication of advisory fees and certain other expenses.

            Illiquid Securities. (All Portfolios) Each Portfolio may invest up to 10% (15% in the case of the Mid Cap Portfolio and High Yield Portfolio) of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-related securities, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

            Money Market Instruments. (All Portfolios) When the Investment Manager determines that adverse market conditions exist, a Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. Each Portfolio also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Investment Techniques

            The following information supplements and should be read in conjunction with the Fund's Prospectus.

            Borrowing Money. (All Portfolios) Each Portfolio, except as noted, is permitted to borrow money from banks for temporary or emergency (not leveraging) purposes, including to meet redemption requests which might require the untimely disposition of securities, in an amount up to 15% (5% for purposes other than meeting redemption requests) of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (including the amount borrowed) at the time the borrowing is made. The Equity Portfolio, however, may borrow for temporary purposes only to meet redemption requests in an amount up to 10% of the value of its total assets. While borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments. In addition, the Mid Cap Portfolio, Bantam Value Portfolio, Global Equity and, although currently it has no intention of doing so, Equity Portfolio may borrow for investment purposes to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of it total assets. See "Leverage" below.

            Leverage. (Equity Portfolio, Mid Cap Portfolio, Bantam Value Portfolio, Global Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio and High Yield Portfolio) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Portfolio's investment. Money borrowed for leveraging is limited to 33-1/3% of the value of the Portfolio's total assets. These borrowings would be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

            Each of these Portfolios may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at principal plus accrued interest. To the extent a Portfolio enters into a reverse repurchase agreement, the Portfolio will maintain in a segregated custodial account permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. Except for these transactions, each of these Portfolio's borrowings generally will be unsecured.

            Lending Portfolio Securities. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Portfolio an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% (10% with respect to the Equity Portfolio, Small Cap Portfolio, International equity Portfolio, Bond Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio) of the value of the Portfolio's total assets, and the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to al least 100% of the current market value of the loaned securities. Such loans are terminable by the Portfolio at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio. In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

            Derivatives. (All Portfolios) Each Portfolio may invest in, or enter into, derivatives to the extent described in the Prospectus, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

            Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

            Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

            If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

            Although neither the Fund nor any Portfolio will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in such derivatives. A Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Portfolio may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

            When required by the Commission, a Portfolio will segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.

            Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Investment Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions--In General. (All Portfolios, except the Equity Portfolio, Small Cap Portfolio, Bantam Value Portfolio, International Equity Portfolio and Strategic Yield Portfolio) Each of these Portfolios may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange, the Deutsche Termine Borse and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

            Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

            Successful use of futures by a Portfolio also is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

            Pursuant to regulations and/or published positions of the Commission, a Portfolio may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

            The Board of Directors has adopted the requirement that futures contracts and options on futures contracts be used by the Bond Portfolio or the International Fixed-Income Portfolio solely as a hedge and not for speculation. In addition to this requirement, the Board of Directors has also adopted two percentage restrictions on the use of futures contracts. The first restriction is that the Bond Portfolio and the International Fixed-Income Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on options on futures contracts would exceed 5% of the market value of the total assets of the Portfolio. The second restriction is that the aggregate market value of the outstanding futures contracts purchased by either the Bond Portfolio or International Fixed-Income Portfolio not exceed 50% of the market value of the total assets of such Portfolio. Neither of these restrictions will be changed by the Fund's Board of Directors without considering the policies and concerns of the various applicable federal and state regulatory agencies.

Specific Futures Transactions. Each of these Portfolios, except the Bond Portfolio, High Yield Portfolio and International Fixed-Income Portfolio, may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

            The Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and International Small Cap Portfolio may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

            Each of these Portfolios, except the Bond Portfolio, may purchase and sell currency futures. A currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

Options--In General. (All Portfolios, except the Small Cap Portfolio and International Equity Portfolio) Each of these Portfolios may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

            A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Portfolio is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

            There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. Each of these Portfolios may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

            Except as described below, each of the Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Bantam Value Portfolio will write call options on indices only if on such date the Portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When one of the Portfolios writes a call option on a broadly based stock market index, it will segregate or put into escrow with the Fund's custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If one of the Portfolios has written an option on an industry or market segment index, it will so segregate, escrow, or pledge at least five "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, escrowed or pledged, in the case of broadly based stock market index options, or 25% of such amount, in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Portfolio will so segregate, escrow or pledge an amount in cash, Treasury bills or other high grade short-term obligations equal in value to the difference. In addition, when one of the Portfolios writes a call on an index which is in-the-money at the time the call is written, the Portfolio will segregate with the Fund's custodian or pledge to the broker as collateral cash, Treasury bills or other high grade short-term obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national domestic or foreign securities exchange or quoted on the Nasdaq National Market System against which the Portfolio has not written a stock call option; however, if the Portfolio owns a call on the same index as the call written where the exercise price of the call owned is equal to or less than the exercise price of the call written, or greater than the call written if the difference is maintained by the Portfolio in permissible liquid assets in a segregated account with the Fund's custodian, it will not be subject to the requirements described in this paragraph.

            Each of these Portfolios, except the Equity Portfolio, Small Cap Portfolio, Bantam Value Portfolio and Bond Portfolio, may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

            Each of these Portfolios may purchase cash-settled options on interest rate swaps, interest rate swaps denominated in foreign currency (except in the case of the Equity Portfolio), and (except in the case of the Bond Portfolio and International Fixed-Income Portfolio) equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

            Successful use by a Portfolio of options will be subject to the Investment Manager's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Investment Manager's predictions are incorrect, the Portfolio may incur losses.

            Future Developments. The relevant Portfolios may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other Derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in the Prospectus or Statement of Additional Information.

            Short-Selling. (Mid Cap Portfolio and High Yield Portfolio) Each of these Portfolios may engage in short sales of securities. In these transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio, which would result in a loss or gain, respectively. The Portfolio also may make short sales "against the box," in which the Portfolio enters into a short sale of a security it owns. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets.

            Until the Portfolio closes its short position or replaces the borrowed security, it will: (a) maintain a segregated account, containing permissible liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position.

            Forward Commitments. (All Portfolios) A Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk or price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Portfolio intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. The Portfolio will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. At no time will the Portfolio have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.

            Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

            Swap Agreements. (All Portfolios) To the extent consistent with the Portfolio's investment objective and management policies as set forth herein, each Portfolio may enter into equity, interest rate, index, total return and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

            Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

            Foreign Currency Transactions. (All Portfolios, except the Equity Portfolio, Small Cap Portfolio, Bantam Value Portfolio and Bond Portfolio) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

            Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive in the exchange. The Portfolio's success in these transactions will depend principally on the Investment Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Investment Considerations and Risks

            Equity Securities. (All Portfolios, except the Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio) Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.

            The securities of the smaller companies in which the Small Cap, International Small Cap, Emerging Markets and Bantam Value Portfolios may invest may be subject to more abrupt or erratic market movements than larger, more established companies, because securities of smaller companies typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. Smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent on management for one or a few key persons, and can be more susceptible to losses and the risk of bankruptcy. In addition, securities of the small capitalization sector may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, and thus may create a greater chance of loss than by investing in securities of larger capitalization companies.

            Fixed-Income Securities. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

            The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain portfolio securities, such as those rated below investment grade by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's" and together with S&P, the "Rating Agencies"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security.

            Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. A Portfolio investing in such securities may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

            Mortgage-Related Securities. (Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio) As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is possible that the realized return of the security may differ materially from the return originally expected by the Investment Manager. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity (but not past its stated maturity), which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

            Certain mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, as described above, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their values highly volatile.

            In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if the market value of the security declines whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by these Portfolios, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in increased price volatility.

            Foreign Securities. (All Portfolios, except the Small Cap Portfolio) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

            Because evidences of ownership of such securities usually are held outside the United States, the Portfolios will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

            With respect to the Emerging Markets, International Fixed-Income, Strategic Yield and High Yield Portfolios, emerging market countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many emerging market countries providing investment opportunities for these Portfolios have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

            Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

            Foreign Currency Transaction. (All Portfolios, except the Equity Portfolio, Small Cap Portfolio, Bantam Value Portfolio and Bond Portfolio) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

            Simultaneous Investments by Other Portfolios or Funds. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other portfolios and accounts managed by the Investment Manager. If, however, such other portfolios or accounts desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

            Lower Rated Securities. (Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio). Each of these Portfolios may invest in securities rated below investment grade such as those rated Ba by Moody's or BB by S&P, and as low as the lowest rating assigned by the Rating Agencies (commonly known as junk bonds). They may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Portfolio will rely on the Investment Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

            You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

            Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

            Because there is no established retail secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

            These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

            The Portfolio may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Portfolio has no arrangement with any persons concerning the acquisition of such securities, and the Investment Manager will review carefully the credit and other characteristics pertinent to such new issues.

            The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities and pay-in-kind bonds, in which each of these Portfolios may invest. Pay-in-kind bonds pay interest through the issuance of additional securities. Zero coupon securities and pay-in-kind bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment.

Strategic Yield Portfolio--During the year ended December 31, 1998, the percentages of the Strategic Yield Portfolio's assets invested in securities rated in particular rating categories by S&P were, on a weighted average basis, as follows:

                                                     Percentage of
               S&P Ratings                           Total Investments
                                                     -----------------

               TSY                                   4.17%
               AGY                                  21.17%
               AAA                                  10.83%
               AA-                                   1.33%
               A+                                    0.56%
               A                                     3.19%
               A-                                    0.53%
               A1+                                   2.10%
               A1                                    3.94%
               A3                                    0.17%
               BBB+                                  0.29%
               BBB                                   0.39%
               BBB-                                  1.46%
               BB+                                   0.43%
               BB                                    2.96%
               BB-                                   1.27%
               B+                                    3.51%
               B                                     9.05%
               B-                                    8.76%
               CCC+                                  0.16%
               CCC                                   0.49%
               No Rating*                           23.24%
                                                    ------
                                                    100.0%

----------------------

* The Investment Manager estimates these securities to have an average rating of BBB.

            The actual distribution of the Portfolio's investments by ratings on any given date will vary. In addition, the distribution of the Portfolio's investments by ratings as set forth above should not be considered as representative of the Portfolio's future investment portfolio composition.

                             INVESTMENT RESTRICTIONS

            Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, the following investment restrictions, except as otherwise noted, are fundamental policies. However, the amendment of these restrictions to add an additional Portfolio, which amendment does not substantively affect the restrictions with respect to an existing Portfolio, will not require approval as described in the preceding sentence. None of the Portfolios may:

            (i) issue senior securities, borrow money or pledge or mortgage its assets, except that (A) each Portfolio may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities, as described in the Prospectus, (B) each of the Mid Cap Portfolio, International Small Cap Portfolio, High Yield Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Bantam Value Portfolio also may borrow money to the extent permitted under the 1940 Act and, as a non-fundamental policy, may pledge, hypothecate, mortgage or otherwise encumber its assets to secure permitted borrowings; provided, however, that the Portfolio will not make new investments to the extent borrowings exceed 5% of its total assets, except for borrowings covered within the interpretations of Section 18(f) of the 1940 Act, and (C) the Equity Portfolio may additionally utilize leverage as described in the Prospectus. For purposes of this investment restriction, a Portfolio's entry into options, forward contracts, futures contracts, including those related to indexes, shall not constitute borrowing;

            (ii) make loans, except loans of portfolio securities not having a value in excess of 33-1/3% (10% in the case of the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio, Bond Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio) of a Portfolio's total assets and except that each Portfolio may purchase debt obligations in accordance with its investment objectives and policies;

            (iii) invest in illiquid securities as defined in "Investment Objectives and Management Policies--Illiquid Securities" if immediately after such investment more than 10% (15% in the case of the Mid Cap Portfolio and High Yield Portfolio) of the value of the Portfolio's net assets, or, in the case of the Equity Portfolio, more than 10% of the value of that Portfolio's total assets, taken at market value, would be invested in such securities (this restriction is not a fundamental policy of the Mid Cap Portfolio, High Yield Portfolio, Global Equity Portfolio and Bantam Value Portfolio);

            (iv) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided, however, that this restriction is not a fundamental policy of the Mid Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and High Yield Portfolio, and provided further, that (A) the Mid Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and High Yield Portfolio may purchase securities of other investment companies to the extent permitted under the 1940 Act (this restriction is not a fundamental policy of these Portfolios) and (B) the Equity Portfolio, International Equity Portfolio and Small Cap Portfolio may purchase securities in an amount up to 5% of the value of the Portfolio's total assets in any one closed-end fund and may purchase in the aggregate securities of closed-end funds in an amount of up to 10% of the value of the Portfolio's total assets;

            (v) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Portfolio's investments in that industry would exceed 25% of the current value of such Portfolio's total assets, provided that there is no limitation with respect to investments in obligations of the U.S. Government, its agencies or instrumentalities;

            (vi) (A) purchase or sell real estate or real estate limited partnerships, except that a Portfolio may purchase and sell securities of companies which deal in real estate or interests therein and the Mid Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and High Yield Portfolio also may purchase and sell securities that are secured by real estate; (B) purchase or sell commodities or commodity contracts (except that the Mid Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and High Yield Portfolio may purchase and sell swaps, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices, the Mid Cap Portfolio, International Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio and High Yield Portfolio may purchase or sell foreign currency forward exchange contracts, the International Fixed-Income Portfolio and Bond Portfolio may enter into futures contracts and options on futures contracts, the International Fixed-Income Portfolio may enter into futures contracts on foreign currencies and the International Fixed-Income Portfolio and Strategic Yield Portfolio may purchase and write put and call options on foreign currencies); and (C) invest in interests in or leases relating to oil, gas, or other mineral exploration or development programs; provided, however, that this clause (C) is not a fundamental policy of the Equity Portfolio, Mid Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and High Yield Portfolio;

            (vii)-purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or, except for the Mid Cap Portfolio and High Yield Portfolio, make short sales of securities, provided, however, that this prohibition on short sales is not a fundamental policy of the Global Equity Portfolio and Bantam Value Portfolio;

            (viii)-underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed to be an underwriting; or

            (ix)-make investments for the purpose of exercising control or management; provided, however, that this restriction is not a fundamental policy of the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Bantam Value Portfolio. This restriction has not been adopted by the Mid Cap Portfolio or High Yield Portfolio.

            In addition to the restrictions noted above, the Equity Portfolio has adopted the following restrictions as fundamental policies. The Equity Portfolio may not:

            (i) purchase restricted securities, which are securities that must be registered under the Securities Act of 1933, as amended, before they may be offered or sold to the public, except that the Equity Portfolio may invest up to 5% of the value of its total assets, taken at cost, in such securities;

            (ii) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the United States Government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States; or

            (iii) purchase securities of an issuer if, as a result, as to 75% of the Portfolio's total assets, the Portfolio would own more than 10% of the voting securities of such issuer.

                                      * * *

            If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                                   MANAGEMENT

            The Fund's Board is responsible for the management and supervision of each Portfolio. The Board approves all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:

            Lazard Asset Management ................. Investment Manager
            Lazard Freres & Co. LLC ................. Distributor
            Boston Financial Data Services, Inc. .... Transfer Agent and
                                                      Dividend Disbursing Agent
            State Street Bank and Trust Company ..... Custodian

            The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 30 Rockefeller Plaza, New York, New York 10112.
                                                      Principal Occupation
Name, Address and Age         Position with Fund      During Past 5 Years
---------------------------   ---------------------   -------------------------

Norman Eig* (58)              Chairman of the Board   Vice Chairman and
                                                      Managing Director
                                                      (formerly General
                                                      Partner), Lazard Freres.

Herbert W. Gullquist* (61)    President, Director     Vice Chairman and
                                                      Managing Director
                                                      (formerly General
                                                      Partner), Lazard Freres;
                                                      Chief Investment Officer
                                                      of the Investment
                                                      Manager.

John J. Burke (70)            Director                Retired; Former Vice
50 Burning Tree Lane                                  Chairman, Director,
Butte, MT 59701                                       Montana Power Company.

Kenneth S. Davidson (54)      Director                Managing Partner,
Davidson Capital Management                           Davidson Capital
Corporation                                           Management Corporation;
635 Madison Avenue,                                   Director, Blackthorn Fund
16th Floor                                            N.V. and Ottertail Valley
New York, NY 10022                                    Railroad.

Carl Frischling* (62)         Director                Senior Partner, Kramer,
Kramer, Levin, Naftalis &                             Levin, Naftalis &
Frankel                                               Frankel; from 1992 to
919 Third Avenue                                      1994, Senior Partner,
New York, NY 10022                                    Reid & Priest.

Lester Z. Lieberman (68)      Director                Private Investor;
1500 Mt. Kemble Avenue                                Director of Dowel
Morristown, NJ 07960                                  Associates; Chairman of
                                                      the Board of Trustees of
                                                      Newark Beth Israel
                                                      Medical Center and
                                                      Irvington General
                                                      Hospital; Member of the
                                                      New Jersey State
                                                      Investment Council; prior
                                                      to 1994, Director of
                                                      United Jersey Bank, N.A.
                                                      and Clarkson University.

Richard Reiss, Jr. (55)       Director                Managing Partner, Georgica
Georgica Advisers LLC                                 Advisers LLC, an
1114 Avenue of the Americas                           investment manager.
New York, NY 10036

                                                      Principal Occupation
Name, Address and Age         Position with Fund      During Past 5 Years
---------------------------   ---------------------   -------------------------

John Rutledge (50)            Director                President, Rutledge &
Rutledge & Company                                    Company, an economics and
Office Park                                           investment advisory firm;
51 Weaver Street                                      Chairman, Claremont
Greenwich, CT 06831                                   Economics Institute.

William Katz (45)             Director                President and Chief
BBDO Worldwide Network                                Operating Officer of
1285 Avenue of the Americas                           BBDO, an advertising
New York, NY 10019                                    agency; from May 1994 to
                                                      February 1996, General
                                                      Manager of BBDO; prior
                                                      thereto, Executive Vice
                                                      President and Senior
                                                      Account Director of BBDO.


William G. Butterly,          Vice President,         Senior Vice President,
III (38)                      Secretary               Legal Affairs of the
                                                      Investment Manager.

James Giallanza (33)          Treasurer               Certified Public
                                                      Accountant; Vice President
                                                      of the Investment
                                                      Manager; from August 1990
                                                      to July 1998, Manager,
                                                      Price Waterhouse LLP.

-----------

*     An "interested person" of the Fund as defined in the 1940 Act.

            The Fund has adopted a Distribution and Servicing Plan with respect to shares of the Portfolios. So long as the Plan remains in effect, the Directors who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Fund.


            The Fund pays its Directors its allocable share of the aggregate of a fixed fee of $20,000 per annum and a per meeting fee of $1,000 for the Fund and Lazard Retirement Series, Inc., and reimburses them for their expenses. The aggregate amount of compensation paid to each Director by the Fund for the year ended December 31, 1998, was as follows:

                                                     Total Compensation from
                        Aggregate Compensation             the Fund and
Name of Director             from the Fund        Lazard Retirement Series, Inc.
----------------             -------------           ----------------------
John J. Burke                  $18,600                      $24,000
Kenneth S. Davidson            $18,600                      $24,000
Norman Eig                         N/A                          N/A
Carl Frischling                $18,600                      $24,000
Herbert W. Gullquist               N/A                          N/A
William Katz                   $18,600                      $24,000
Lester Z. Lieberman            $18,600                      $24,000
Richard Reiss, Jr.             $18,600                      $24,000
John Rutledge                  $18,600                      $24,000


            The Fund does not compensate officers or Directors who are employees or affiliated persons of the Investment Manager. As of April 6, 1999, the Fund's officers and Directors, as a group, owned less than 1% of the shares of each Portfolio.

Investment Manager and Investment Management Agreement

            Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, has entered into an investment management agreement with the Fund on behalf of each Portfolio (the "Management Agreement"). Pursuant to the Management Agreement, Lazard Asset Management regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.


            Lazard Asset Management is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking and related services, including investment management. It is a major underwriter of corporate securities, conducts a broad range of trading and brokerage activities in corporate and governmental bonds and stocks and acts as a financial adviser to utilities. Lazard Asset Management provides investment management services to client discretionary accounts with assets as of March 31, 1999 totaling approximately $64 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios. As of April 6, 1999, Lazard Asset Management held voting and dispositive power with respect to a sufficient number of shares of each Portfolio held by client accounts as to be considered a controlling person of such Portfolio.


            Under the terms of the Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund, except the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager. The Investment Manager will make available to the Portfolios such of the Investment Manager's members, directors, officers and employees as are reasonably necessary for the operations of each Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreement, the Investment Manager also pays each Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolios, may render investment advice, management and other services to others.

            As compensation for its services, each of the Portfolios has agreed to pay the Investment Manager an investment management fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio:

                                                         Investment Management
      Name of Portfolio                                      Fee Payable
     ------------------                                  ---------------------

      Equity Portfolio                                            .75%
      Mid Cap Portfolio                                           .75%
      Small Cap Portfolio                                         .75%
      Bantam Value Portfolio                                      .75%
      Global Equity Portfolio                                     .75%
      International Equity Portfolio                              .75%
      International Small Cap Portfolio                           .75%
      Emerging Markets Portfolio                                 1.00%
      Bond Portfolio                                              .50%
      High Yield Portfolio                                        .75%
      International Fixed-Income Portfolio                        .75%
      Strategic Yield Portfolio                                   .75%

            For the fiscal year ending December 31, 1999, the Investment Manager has agreed to waive its management fees or otherwise bear the expenses of the following Portfolios to the extent the aggregate expenses of the Portfolios exceed the percentage of the value of the Portfolio's average daily net assets set forth opposite the Portfolio's name:

                                     Maximum Total Portfolio Operating Expenses
                                     ------------------------------------------
Name of Portfolio                     Institutional Shares        Open Shares
-----------------                     --------------------        -----------
Mid Cap Portfolio                              1.05%                 1.35%
Bantam Value Portfolio                         1.05%                 1.35%
Global Equity Portfolio                        1.05%                 1.35%
International Small Cap Portfolio              1.04%                 1.43%
Emerging Markets Portfolio                     1.28%                 1.60%
Bond Portfolio                                  .78%                 1.10%
High Yield Portfolio                           1.05%                 1.35%
International Fixed-Income Portfolio           1.09%                 1.35%

            For the fiscal years ended December 31, 1996, 1997 and 1998, the management fees payable by each Portfolio, the amounts waived by the Investment Manager and the net fees paid to the Investment Manager were as follows:

                                    Fee Payable For      Fee Payable For      Fee Payable For
                                    Fiscal Year Ended    Fiscal Year Ended    Fiscal Year Ended
Name of Portfolio                   December 31, 1996    December 31, 1997    December 31, 1998
-----------------                   -----------------    -----------------    -----------------
Equity Portfolio                        $ 1,829,111          $ 2,475,417          $ 3,316,469
Mid Cap Portfolio                               N/A          $    56,562          $   459,760
Small Cap Portfolio                     $ 6,243,613          $ 8,868,261          $11,726,934
Bantam Value Portfolio                  $   134,134          $   418,572          $   575,206
Global Equity Portfolio                 $    39,032          $    87,691          $   119,985
International Equity Portfolio          $11,746,379          $15,062,772          $19,452,067
International Small Cap
  Portfolio                             $   870,310          $ 1,061,698          $ 1,354,903
Emerging Markets Portfolio              $   983,215          $ 2,418,181          $ 2,794,119
Bond Portfolio                          $   306,035          $   429,720          $   523,656
High Yield Portfolio                            N/A                  N/A          $   225,562
International Fixed-Income
  Portfolio                             $   462,235          $   772,515          $   857,644
Strategic Yield Portfolio               $   908,760          $ 2,447,618          $ 3,422,135

                                     Reduction in         Reduction in         Reduction in
                                     Fee For Fiscal       Fee For Fiscal       Fee For Fiscal
                                     Year Ended           Year Ended           Year Ended
Name of Portfolio                    December 31, 1996    December 31, 1997    December 31, 1998
-----------------                    -----------------    -----------------    -----------------
Equity Portfolio                                -0-          $    11,054                  -0-
Mid Cap Portfolio                               N/A          $    24,010          $   119,681
Small Cap Portfolio                             -0-          $    11,502                  -0-
Bantam Value Portfolio                  $   126,612          $    56,620          $    40,732
Global Equity Portfolio                 $    39,032          $    87,691          $   119,985
International Equity Portfolio                  -0-          $    16,852                  -0-
International Small Cap
  Portfolio                                     -0-          $    21,116          $    16,356
Emerging Markets Portfolio              $    87,108          $    19,725          $    17,870
Bond Portfolio                          $    37,009          $    21,802          $    11,309
High Yield Portfolio                            N/A                  N/A          $   107,939
International Fixed-Income
  Portfolio                             $   100,766          $    58,602          $    21,538
Strategic Yield Portfolio                       -0-          $     3,456                  -0-

                                    Net Fee Paid For      Net Fee Paid For     Net Fee Paid For
                                    Fiscal Year Ended     Fiscal Year Ended    Fiscal Year Ended
Name of Portfolio                   December 31, 1996     December 31, 1997    December 31, 1998
-----------------                   -----------------     -----------------    -----------------
Equity Portfolio                        $ 1,829,111          $ 2,464,363          $ 3,316,469
Mid Cap Portfolio                               N/A          $    32,552          $   340,079
Small Cap Portfolio                     $ 6,243,613          $ 8,856,759          $11,726,934
Bantam Value Portfolio                  $     7,522          $   361,952          $   534,474
Global Equity Portfolio                         -0-                  -0-                  -0-
International Equity Portfolio          $11,746,379          $15,045,920          $19,452,067
International Small Cap
  Portfolio                             $   870,310          $ 1,040,582          $ 1,338,547
Emerging Markets Portfolio              $   896,107          $ 2,398,456          $ 2,776,249
Bond Portfolio                          $   269,026          $   407,918          $   512,347
High Yield Portfolio                            N/A                  N/A          $   117,623
International Fixed-Income
  Portfolio                             $   361,469          $   713,913          $   836,106
Strategic Yield Portfolio               $   908,760          $ 2,444,162          $ 3,422,135

            Each Management Agreement provides that the relevant Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. Expenses attributable to each Portfolio will be charged against the assets of that Portfolio. Other expenses of the Fund will be allocated among the Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio. Expenses payable by each of the Portfolios include, but are not limited to, clerical salaries, brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund; the fees and expenses of the custodian and transfer agent of the Fund; clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders. In addition, the Open Shares of each Portfolio are subject to an annual distribution and servicing fee. See "Distribution and Servicing Plan." The organizational expenses of the Fund are being amortized and allocated among the International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio and Small Cap Portfolio.

            Each Management Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Investment Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement was approved by shareholders of the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio, International Fixed-Income

Portfolio, Bond Portfolio and Strategic Yield Portfolio on December 16, 1992 and initially by the Board on September 11, 1991 (and amended and restated on October 19, 1993); by the sole shareholder for the International Small Cap Portfolio and Emerging Markets Portfolio on August 25, 1993 and initially by the Board on July 20, 1993; by the sole shareholder for the Bantam Value Portfolio and Global Equity Portfolio and initially by the Board on October 16, 1995; and by the sole shareholder for the Mid Cap Portfolio and High Yield Portfolio and by the Board on July 29, 1997. The Management Agreement for each Portfolio was last approved by the Fund's Board, including a majority of the Directors who are not "interested persons" of any party to the Management Agreement, at a meeting held on October 27, 1998. Each Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 60 days' notice, by the Investment Manager. Each Management Agreement provides for automatic termination in the event of its assignment (as defined in the 1940
Act). Each Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, or of reckless disregard of its obligations thereunder, the Investment Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.


Administrator and Custodian

            The Fund has engaged State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, to provide certain administrative services to the Portfolios. Each Portfolio will bear the cost of such administrative expenses at the annual rate of $45,000 plus .02% of the value of the average daily net assets of each Class of the Portfolio up to $1 billion and .01% of the value of such assets over $1 billion.

            State Street also acts as the Fund's custodian. As the Fund's custodian, State Street, among other things, maintains a custody account or accounts in the name of each Portfolio; receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Portfolio and disburses the Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of any Portfolio or decide which securities any Portfolio will buy or sell.

Distributor

            Lazard Freres serves as the distributor of each Portfolio's shares and conducts a continuous offering pursuant to a "best efforts" arrangement. As the distributor, it accepts purchase and redemption orders for Portfolio shares. In addition, the distribution agreement obligates Lazard Freres to pay certain expenses in connection with the offering of Portfolio shares. After the prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Lazard Freres also will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors.

                        DETERMINATION OF NET ASSET VALUE

            Net asset value per share for each Class of each Portfolio is determined by State Street for the Fund on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is ordinarily closed on the following national holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of the total assets of the Portfolio represented by such Class, less all liabilities, by the total number of Portfolio shares of such Class outstanding.

            The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m., New York time). Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Board of Directors. Each security for which the primary market is on a national securities exchange is valued at the last sale price on the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.

            Any security held by a Portfolio for which the primary market is the Nasdaq National Market System is valued at the last sale price as quoted by such system or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.

            All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios also may be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

            The Bantam Value Portfolio, International Small Cap Portfolio and Small Cap Portfolio invest primarily in equity securities of companies with relatively small market capitalizations. Because of the difference between the bid and asked prices of over-the-counter securities, there may be an immediate reduction in the net asset value of the shares of the Bantam Value Portfolio, International Small Cap Portfolio or Small Cap Portfolio after such Portfolio has completed a purchase of securities that will be valued by the relevant Portfolio at their bid price, since those securities usually will have been purchased at or near the asked price.

            Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the net asset value of a Portfolio is not calculated. Each Portfolio calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange once on each day on which the New York Stock Exchange is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Board of Directors.

                             PORTFOLIO TRANSACTIONS

General

            Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for each Portfolio. In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, the Investment Manager seeks the best overall terms available, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Investment Manager will generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

            Purchases and sales of portfolio securities on a securities exchange are effected by the Investment Manager through brokers who charge a negotiated commission for their services based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Lazard Freres. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

            To the extent consistent with applicable provisions of the 1940 Act and the rules adopted by the Commission thereunder, the Fund's Board has determined that securities transactions for a Portfolio may be executed through Lazard Freres if, in the judgment of the Investment Manager, the use of Lazard Freres is likely to result in price and execution at least as favorable as those of other qualified brokers or dealers, and if, in the transaction, Lazard Freres charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

            Purchase and sale orders for securities held by a Portfolio may be combined with those for other Portfolios in the interest of the most favorable net results for all. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.

Research and Statistical Information

            When it can be done consistently with the policy of obtaining the best overall terms available, the Investment Manager may select brokers or dealers who supply market quotations to the Fund's custodian for valuation purposes, or who supply research, market and statistical information to the Investment Manager. Although such research, market and statistical information may be useful to the Investment Manager, it is only supplementary to the Investment Manager's own research efforts, since the information must still be analyzed, weighed and reviewed by the Investment Manager's staff. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Management Agreement with the Fund on behalf of the Portfolios. Such information may be useful to the Investment Manager in providing services to both the Portfolios and clients other than the Portfolios, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Manager in carrying out its obligations to the Portfolios. The total dollar amount of transactions pursuant to which brokerage was directed in consideration of research services provided during the year ended December 31, 1998, was $1,894,819,000, and the related commissions were $4,385,000. In addition, when it can be done consistently with the above stated policy, the Investment Manager may place orders with brokers and dealers (i) who refer persons to the Investment Manager for the purpose of purchasing shares of the Portfolios or (ii) who provide services to the Fund at no fee or for a reduced fee.

Brokerage Commissions

            In connection with its portfolio securities transactions for the fiscal years ended December 31, 1996, 1997 and 1998, each Portfolio indicated below paid brokerage commissions as follows:


Year Ended December 31, 1996

                                                                                                   Percentage of
                                                            Amount of           Percentage of      Total Brokerage
                                                            Brokerage           Total Brokerage    Transactions
                                         Brokerage          Commissions Paid    Commissions Paid   Effected Through
Name of Portfolio                        Commissions Paid   to Lazard Freres    to Lazard Freres   Lazard Freres
-----------------                        ----------------   ----------------    ----------------   -------------
Equity Portfolio                            $  483,954               -0-               -0-               -0-
Small Cap Portfolio                         $1,522,251           $ 4,465              0.29%             0.31%
Bantam Value Portfolio                      $  206,307           $12,195              5.91%             3.49%
Global Equity Portfolio                     $   29,963           $ 1,104              3.69%             9.28%
International Equity Portfolio              $2,707,977               -0-               -0-               -0-
International Small Cap Portfolio           $  580,942               -0-               -0-               -0-
Emerging Markets Portfolio                  $  621,547               -0-               -0-               -0-

Year Ended December 31, 1997

                                                                                                   Percentage of
                                                            Amount of           Percentage of      Total Brokerage
                                                            Brokerage           Total Brokerage    Transactions
                                         Brokerage          Commissions Paid    Commissions Paid   Effected Through
Name of Portfolio                        Commissions Paid   to Lazard Freres    to Lazard Freres   Lazard Freres
-----------------                        ----------------   ----------------    ----------------   -------------
Equity Portfolio                            $  592,299            -0-                  -0-               -0-
Mid Cap Portfolio                           $   59,461            -0-                  -0-               -0-
Small Cap Portfolio                         $2,003,525            -0-                  -0-               -0-
Bantam Value Portfolio                      $  231,614            -0-                  -0-               -0-
Global Equity Portfolio                     $   26,640            $45                 0.17%             0.19%
International Equity Portfolio              $3,041,586            -0-                  -0-               -0-
International Small Cap Portfolio           $  429,111            -0-                  -0-               -0-
Emerging Markets Portfolio                  $1,098,476            -0-                  -0-               -0-

Year Ended December 31, 1998

                                                                                                   Percentage of
                                                            Amount of           Percentage of      Total Brokerage
                                                            Brokerage           Total Brokerage    Transactions
                                         Brokerage          Commissions Paid    Commissions Paid   Effected Through
Name of Portfolio                        Commissions Paid   to Lazard Freres    to Lazard Freres   Lazard Freres
-----------------                        ----------------   ----------------    ----------------   -------------
Equity Portfolio                            $  802,204           $51,625              6.44%             7.24%
Mid Cap Portfolio                           $  183,975           $ 5,270              2.86%             2.73%
Small Cap Portfolio                         $2,544,527           $61,090              2.40%             0.95%
Bantam Value Portfolio                      $  273,070           $ 3,635              1.33%             1.50%
Global Equity Portfolio                     $   33,371           $ 2,734              8.87%            14.52%
International Equity Portfolio              $4,724,137               -0-               -0-               -0-
International Small Cap Portfolio           $  439,572               -0-               -0-               -0-
Emerging Markets Portfolio                  $1,016,826           $   812              0.23%             0.39%

                        HOW TO BUY AND HOW TO SELL SHARES

            General. The minimum initial investment for each Portfolio is $10,000 for Open Shares, unless the investor is a client of a securities dealer or other institution which has made an aggregate minimum initial purchase for its clients of at least $10,000, and $1,000,000 for Institutional Shares. Subsequent investments for each Portfolio must be at least $1,000 for Open Shares and $5,000 for Institutional Shares. For directors, members and employees of Lazard Freres and its affiliates, and the trustees of benefit plans covering any of the foregoing individuals, the minimum initial investment for each Portfolio is $5,000 for Institutional Shares. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund or Lazard Freres and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

            Securities dealers and other institutions effecting transactions in Portfolio shares for the accounts of their clients may charge their clients direct fees in connection with such transactions. The Fund and Lazard Freres reserve the right to reject any purchase order. All funds will be invested in full and fractional shares. Stock certificates will not be issued.

            Shares of each Portfolio may be purchased in exchange for securities which are permissible investments of that Portfolio, subject to the Investment Manager's determination that the securities are acceptable. Securities accepted in exchange for Portfolio shares will be valued at the mean between their bid and asked quotations. In addition, securities accepted in exchange for Portfolio shares are required to be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, The Nasdaq Stock Market, a recognized non-U.S. exchange or non-Nasdaq listing with at least two market makers.

            Purchases through the Transfer Agent. Orders for Portfolio shares will become effective at the net asset value per share next determined after receipt by the Transfer Agent or other agent of a check drawn on any member of the Federal Reserve System or after receipt by the Custodian or other agent of a bank wire or Federal Reserve Wire. Checks must be payable in United States dollars and will be accepted subject to collection at full face value. The Transfer Agent and Lazard Freres, in certain cases, may agree to next day settlement for certain purchases through the Transfer Agent.

            By investing in a Portfolio, a shareholder appoints the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares.

            Purchases through a Lazard Freres Brokerage Account. Shares of all of the Portfolios are sold by Lazard Freres only to customers of Lazard Freres without a sales charge, on a continuing basis at the net asset value of the Portfolio next determined after receipt of a purchase order by Lazard Freres. Payments must be made to Lazard Freres within three business days of the order. Because Lazard Freres does not forward investors' funds until the business day on which the order is settled, it may benefit from temporary use of these funds. Please contact your Lazard Freres account representative for specific instructions on how to purchase Portfolio shares through your Lazard Freres brokerage account.

            Authorized Brokers. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after such orders are accepted by an authorized broker or the broker's authorized designee.

            Redemption Commitment. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the rights to make payments in whole or part in securities (which may include non-marketable securities) or other assets of the Portfolio in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's investments are valued. If the recipient sold such securities, brokerage charges might be incurred.

            Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Commission by order may permit to protect the Portfolio's shareholders.

                         DISTRIBUTION AND SERVICING PLAN
                               (Open Shares Only)

            Open Shares are subject to a Distribution and Servicing Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Servicing Plan, the Fund pays Lazard Freres for advertising, marketing and distributing each Portfolio's Open Shares and for the provision of certain services to the holders of Open Shares a fee at an annual rate of .25% of the value of the average daily net assets of the Portfolio's Open Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in Conduct Rules of the NASD. Under the Distribution and Servicing Plan, Lazard Freres may make payments to third parties in respect of these services. From time to time, Lazard Freres may defer or waive receipt of fees under the Distribution and Servicing Plan while retaining the ability to be paid by the Fund under the Distribution and Servicing Plan thereafter. The fees payable to Lazard Freres under the Distribution and Servicing Plan for advertising, marketing and distributing Open Shares and for payments to third parties are payable without regard to actual expenses incurred.

            Rule 12b-1 (the "Rule") adopted by the Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Distribution and Servicing Plan") with respect to each Portfolio's

Open Shares, pursuant to which the Fund pays Lazard Freres for advertising, marketing and distributing Open Shares of the Portfolios and for the provision of certain services to the holders of Open Shares of the Portfolios. Lazard Freres may make payments to certain financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") for providing these services. The Fund's Board determined, in the exercise of its business judgment, that the Fund's Distribution and Servicing Plan is reasonably likely to benefit each Portfolio and holders of Open Shares.

            A quarterly report of the amounts expended under the Distribution Servicing Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution and Servicing Plan provides that it may not be amended to increase materially the costs which holders of Open Shares of a Portfolio may bear for distribution pursuant to the Distribution and Servicing Plan without such shareholders' approval and that other material amendments of the Distribution and Servicing Plan must be approved by the Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution and Servicing Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution and Servicing Plan. The Distribution and Servicing Plan was last so approved on October 27, 1998. As to each Portfolio, the Distribution and Servicing Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan or by vote of the holders of a majority of such Portfolio's Open Shares.

            For the fiscal year ended December 31, 1998, each Portfolio paid the Distributor the amount set forth below with respect to its Open Shares under the Distribution and Servicing Plan:

                                                  Amount Paid to Distributor
                                               Under Distribution and Servicing
                                                    Plan For Fiscal Period
       Name of Portfolio                            Ended December 31, 1998
       -----------------                            -----------------------

       Equity Portfolio                                    $219,862
       Mid Cap Portfolio                                   $ 22,660
       Small Cap Portfolio                                 $245,099
       Bantam Value Portfolio                              $ 21,161
       Global Equity Portfolio                             $  9,246
       International Equity Portfolio                      $ 76,823
       International Small Cap Portfolio                   $  8,134
       Emerging Markets Portfolio                          $ 29,160

       Bond Portfolio                                      $ 28,672
       High Yield Portfolio                                $    573
       International Fixed-Income Portfolio                $  9,533
       Strategic Yield Portfolio                           $ 48,934

                           DIVIDENDS AND DISTRIBUTIONS

            The Fund intends to declare as a dividend on the outstanding shares of each of the Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio substantially all of the Portfolio's net investment income at the close of each business day to shareholders of record at 4:00 p.m. (New York time). Net investment income for a Saturday, Sunday or holiday will be included in the dividend declared on the previous business day. Dividends declared on the shares of the Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio ordinarily will be paid on the last business day of each month. Shareholders who redeem all their shares of any of these Portfolios prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid. Shareholders of any of these Portfolios who redeem only a portion of their shares will be entitled to all dividends that are declared by unpaid on the redeemed shares on the next dividend payment date.

            Dividends from net investment income on the Equity Portfolio, Mid Cap Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Bantam Value Portfolio generally will be declared and paid at least annually and may be declared and paid twice annually.

            Dividends for each Class of a Portfolio will be calculated at the same time and in the same manner and will be of the same amount, except that certain expenses will be borne exclusively by one Class and not by the other, such as fees payable under the Distribution and Servicing Plan. Open Shares will receive lower per share dividends than Institutional Shares because of the higher expenses borne by Open Shares.

            Investment income for a Portfolio includes, among other things, interest income, accretion of market and original issue discount and amortization of premium and, in the case of the Equity Portfolio, Mid Cap Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Bantam Value Portfolio, also would include dividends.

            With respect to all of the Portfolios, net realized capital gains, if any, will be distributed at least annually and may be declared and paid twice annually. If a dividend check mailed to a shareholder who elected to receive dividends and/or capital gain distributions in cash is returned as undeliverable by the postal or other delivery service, such shareholder's distribution option automatically will be converted to all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Each Portfolio forwards to the Fund's custodian the monies for dividends to be paid in cash on the payment date.

                                    TAXATION

            Management believes that each Portfolio has qualified for the fiscal year ended December 31, 1998 as a "regulated investment company" under Subchapter M of the Code. It is intended that each such Portfolio will continue to so qualify as a regulated investment company, if such qualification is in the best interests of its shareholders. Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Fund as a whole. As a regulated investment company, a Portfolio will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Portfolio did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management of investment practices or policies by any government agency.

            Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder holds shares of a Portfolio for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

            Corporate shareholders of the Equity Portfolio, Mid Cap Portfolio, Small Cap Portfolio, Bantam Value Portfolio and Global Equity Portfolio will be eligible for the dividends-received deduction on the dividends (excluding the net capital gain dividends) paid by the Portfolio, to the extent that the Portfolio's income is derived from certain dividends received from domestic corporations. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Portfolio for 46 days or more during the 90-day period commencing 45 days before the shares become ex-dividend. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Portfolio is financed with indebtedness. It is anticipated that distributions from Portfolios, other than the Equity Portfolio, Mid Cap Portfolio, Small Cap Portfolio, Bantam Value Portfolio and Global Equity Portfolio, will not qualify for the dividends-received distribution. Each year the Fund will notify shareholders of the federal income tax status of distributions.

            The Bond Portfolio, High Yield Portfolio and International Fixed-Income Portfolio may invest in Real Estate Mortgage Investment Conduits ("REMICs"). Interests in REMICs are classified as either "regular" interests or "residual" interests. Under the Code, special rules apply with respect to the treatment of a portion of the Portfolio's income from REMIC residual interests. (Such portion is referred to herein as "Excess Inclusion Income.")

Excess Inclusion Income generally cannot be offset by net operating losses and, in addition, constitutes unrelated business taxable income to entities which are subject to the unrelated business income tax. The Code provides that a portion of Excess Inclusion Income attributable to REMIC residual interests held by regulated investment companies such as the Portfolios shall, pursuant to regulations, be allocated to the shareholders of such regulated investment company in proportion to the dividends received by such shareholders. Accordingly, shareholders of the Bond Portfolio, High Yield Portfolio and International Fixed-Income Portfolio generally will not be able to use net operating losses to offset such Excess Inclusion Income. In addition, if a shareholder of one of the Portfolios is an entity subject to the unrelated business income tax (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan, or another tax-exempt entity) and is allocated any amount of Excess Inclusion Income, such a shareholder may be required to file a return and pay a tax on such Excess Inclusion Income even though a shareholder might not have been required to pay such tax or file such return absent the receipt of such Excess Inclusion Income. The Investment Manager anticipates that only a small portion, if any, of the assets of the Bond Portfolio, High Yield Portfolio and International Fixed-Income Portfolio will be invested in REMIC residual interests. Accordingly, the amount of Excess Inclusion Income, if any, received by the Portfolios and allocated to their shareholders should be quite small. Shareholders that are subject to the unrelated business income tax should consult their own tax adviser regarding the treatment of their income derived from the Portfolios.

            Except as discussed above with respect to Excess Inclusion Income, a dividend or capital gains distribution with respect to shares held by a tax-deferred or qualified plan, such as an IRA, 403(b)(7) retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the income earned by the qualified plan.

            Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, all or a portion of the gain or loss realized from the disposition of foreign currency, non-U.S. dollar denominated debt instruments, and certain financial futures and options, may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

            Under Section 1256 of the Code, gain or loss realized by a Portfolio from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

            Offsetting positions held by a Portfolio involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

            If a Portfolio were treated as entering into straddles by reason of its future or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.

            The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if a Portfolio either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Portfolio generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Portfolio enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

            Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Portfolio's assets to be invested in various countries is not known.

            If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Portfolio may elect to "pass through" to its shareholders the amount of foreign income taxes paid by the Portfolio. Pursuant to such election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro rata shares of the foreign taxes paid by the Portfolio; (ii) treat their income from the Portfolio as being from foreign sources to the extent that the Portfolio's income is from foreign sources; and
(iii) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

            It is anticipated that each of the International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Bantam Value Portfolio will be operated so as to meet the requirements of the Code to "pass through" to shareholders of the Portfolio credits for foreign taxes paid, although there can be no assurance that these requirements will be met. Each shareholder will be notified within 45 days after the close of each taxable year of the Portfolio whether the foreign taxes paid by the Portfolio will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share of (i) the foreign taxes paid, and (ii) the Portfolio's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

            If a Portfolio invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Portfolio. In addition, gain realized from the sale, other disposition or marking-to-market of PFIC securities may be treated as ordinary income under Section 1291 or Section 1296 of the Code.

            Investment by a Portfolio in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing a Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute an amount equal to such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PERFORMANCE INFORMATION

            Current yield is computed pursuant to a formula which operates as follows: The amount of the relevant Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with the regulatory requirements) by such Portfolio during the period. That result is then divided by the product of:
(a) the average daily number of such Portfolio's shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by-2. A Portfolio's "actual distribution rate" is computed in the same manner as yield, except that actual income dividends declared per share during the period in question is substituted for net investment income per share.

            The yield and the actual distribution rate for the 30-day period ended December 31, 1998 for Institutional Shares and Open Shares of each Portfolio indicated below was as follows:

Name of Portfolio                 30-Day Yield              Distribution Rate
-----------------            ---------------------       ----------------------
                             Institutional    Open       Institutional     Open
                                Shares       Shares         Shares        Shares
                                ------       ------         ------        ------

Bond                             5.64%        5.27%          5.38%         5.02%
High Yield                       9.33%        9.03%          9.03%         8.74%
International Fixed-Income       3.21%        2.90%          1.13%         1.04%
Strategic Yield                  7.02%        6.61%          6.94%         5.99%

            Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

            The average annual total return of Institutional Shares and Open Shares for the indicated Portfolio and periods ended December 31, 1998 (the date listed in the footnote is the beginning of the period for the indicated Portfolio) was as follows:

Institutional Shares                       Average Annual Total Returns
                                       For Periods Ended December 31, 1998
                                       -----------------------------------

Name of Portfolio                    1-Year         5-Years         10-Years
-----------------                    ------         -------         --------

Equity                               17.31%          20.36%        16.83%(3)
International Equity                 16.04%          11.22%        11.26%(4)
International Fixed-Income           13.20%           7.00%         7.86%(5)
Bond                                  5.77%           5.93%         6.69%(6)
Strategic Yield                       0.75%           6.00%         7.36%(7)
Small Cap                           (12.62)%         11.45%        16.11%(8)

International Small Cap               7.55%           3.94%         5.58%(1)
Emerging Markets                    (23.49)%         (5.10)%(2)      N/A
Bantam Value                        (13.82)%         16.39%(9)       N/A
Global Equity                        17.10%          16.09%(10)      N/A
Mid Cap                               3.65%           5.58%(11)      N/A
High Yield                             N/A(12)         N/A           N/A

---------------
(1)   December 1, 1993.
(2)   July 15, 1994.
(3)   June 1, 1987.
(4)   October 29, 1991.
(5)   November 8, 1991.
(6)   November 12, 1991.
(7)   October 1, 1991.
(8)   October 30, 1991.
(9)   March 1, 1996.
(10)  January 4, 1996.
(11)  November 4, 1997.
(12)  January 2, 1998.

Open Shares                              Average Annual Total Returns
                                      For Periods Ended December 31, 1998
                                      -----------------------------------

Name of Portfolio                    1-Year         5-Years       10-Years
-----------------                    ------         -------       --------

Equity                               16.98%          18.95%(1)       N/A
International Equity                 15.82%          15.44%(2)       N/A
International Fixed-Income           12.92%           3.72%(3)       N/A
Bond                                  5.42%           6.93%(4)       N/A
Strategic Yield                       0.37%           2.12%(2)       N/A
Small Cap                           (12.86)%          4.82%(5)       N/A
International Small Cap               7.21%           1.97%(6)       N/A
Emerging Markets                    (23.30)%        (17.99)%(3)      N/A
Bantam Value                        (14.02)%          4.96%(2)       N/A
Global Equity                        16.82%          17.52%(5)       N/A
Mid Cap                               3.42%           5.34%(7)       N/A
High Yield                             N/A(8)          N/A           N/A

---------------
(1)   February 5, 1997.
(2)   January 23, 1997.
(3)   January 8, 1997.

(4)   March 5, 1997.
(5)   January 30, 1997.
(6)   February 13, 1997.
(7)   November 4, 1997.
(8)   February 24, 1998.

            Total return is calculated by subtracting the amount of the relevant Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

            The total return of Institutional Shares and Open Shares for the indicated Portfolio from inception through December 31, 1998 (the date listed in the footnote is the date operations commenced or, with respect to Open Shares, the initial public offering date for the indicated Portfolio) was as follows:

                                    Total Return Through December 31, 1998
                                    --------------------------------------

Name of Portfolio                  Institutional Shares        Open Shares
-----------------                  --------------------        -----------

Equity                                   403.93%(1)             39.08%(13)
Mid Cap                                    6.50%(2)              6.22%(2)
International Equity                     114.93%(3)             32.12%(14)
International Fixed-Income                72.06%(4)              7.49%(15)
Bond                                      59.05%(5)             13.03%(16)
Strategic Yield                           67.42%(6)              4.15%(14)
Small Cap                                191.73%(7)              9.44%(17)
International Small Cap                   31.80%(8)              3.74%(18)
Emerging Markets                         (20.86)%(9)           (32.49)%(15)
Bantam Value                              53.85%(10)             9.84%(14)
Global Equity                             56.27%(11)            36.34%(17)
High Yield                                 2.90%(12)            (2.24)%(19)

-------------------
(1)   June 1, 1987.
(2)   November 4, 1997.
(3)   October 29, 1991.
(4)   November 8, 1991.
(5)   November 12, 1991.
(6)   October 1, 1991.
(7)   October 30, 1991.
(8)   December 1, 1993.
(9)   July 15, 1994.
(10)  March 1, 1996.

(11)  January 4, 1996.
(12)  January 2, 1998.
(13)  February 5, 1997.
(14)  January 23, 1997.
(15)  January 8, 1997.
(16)  March 5, 1997.
(17)  January 30, 1997.
(18)  February 13, 1997.
(19)  February 24, 1998.

            A Portfolio's yield, actual distribution rate and total return are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities held by such Portfolio, its average portfolio maturity and its expenses. Yield, actual distribution rate and total return information is useful in reviewing a Portfolio's performance and such information may provide a basis for comparison with other investments but such information may not provide a basis for comparison with certificates of deposit, which pay a fixed rate of return, or money market funds, which seek a stable net asset value. Investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

            Performance of each Class will be calculated separately and will take into account any applicable distribution and service fees. As a result, at any given time, the performance of Open Shares should be expect to be lower than that of Institutional Shares.

            From time to time, the Fund may compare a Portfolio's performance against one or more broad-based indices or data from Lipper Analytical Services, Inc., Money Magazine, Morningstar, Inc. and other industry publications. In addition, the Fund may compare a Portfolio's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts.

                    INFORMATION ABOUT THE FUND AND PORTFOLIOS

            On January 1, 1992, the Fund on behalf of the Equity Portfolio acquired the assets and liabilities of Lazard Equity Fund, formerly a portfolio of Scudder Fund, Inc. ("Scudder Fund") an open-end, diversified management investment company. Lazard Freres has agreed to indemnify Scudder Fund and its directors from any and all claims arising out of the transfer of assets to the maximum extent that Scudder Fund would be so permitted by the Maryland General Corporation Law, subject to the limitations of the 1940 Act. In addition, the Fund has agreed to indemnify, with respect to the Equity Portfolio, the Scudder Fund and its directors and officers from claims arising out of acts or omissions occurring prior to the transfer to the same extent that such individuals could have been indemnified by the Scudder Fund. If, however, the Fund (or the Equity Portfolio) ceases to exist, Lazard Freres has agreed, in lieu of the Fund, to so indemnify to so indemnify the directors and officers of Scudder Fund.

            As of April 6, 1999, the following shareholders owned beneficially or of record 5% or more of the indicated Portfolio's outstanding shares:

                                                             Percentage of Total
                                                                Institutional
Name and Address                                              Shares Outstanding
----------------                                              ------------------

EQUITY PORTFOLIO

     Smith Barney Inc.                                              14.90%
     00109801250
     388 Greenwich Street
     New York, NY  10013-2339

     Seagrams Retirement Savings and Investment Trust                9.34%
     c/o The Bank of New York
     Attn: Alex Kovalenko
     1 Wall Street, 12th Floor
     New York, NY  10005-2501

     Lazard Freres & Co. LLC                                         7.04%
     Employee Savings Plan--Equity Fund
     Attn: Francis J. Conroy
     30 Rockefeller Plaza
     New York, NY  10112

MID CAP PORTFOLIO

     Lazard Freres & Co. LLC                                        16.09%
     District No. 9 IAMAW
     30 Rockefeller Plaza, 60th Floor
     New York, NY  10112

     Norwest Bank Colorado N.A.                                      5.53%
     Cust FBO City of Aurora Fire MPAP
     740 Broadway 8751
     Denver, CO  80203-3410

     SMALL CAP PORTFOLIO

     Merrill Lynch For The Sole                                      9.40%
     Benefit of Its Customers
     Attn:  Fund Admin LZSCX


     4800 Deer Lake Dr. East 2nd Floor
     Jacksonville, FL  32246-6484

                                                             Percentage of Total
                                                                Institutional
Name and Address                                              Shares Outstanding
----------------                                              ------------------

     Lazard Freres & Co. LLC                                         7.71%
     Mercantile Safe Deposit & Trust Co., Custodian for
     Bakery & Confectionery Intl.
     Pension Plan--Small Cap--A/C26501-25
     Attn: Charles Loritz
     PO Box 17002
     30 Rockefeller Plaza
     New York, NY  10112

     Northern Trust Trustee                                          5.34%
     FBO ITT Industries Master Retirement Trust 22-51598
     PO Box 92956
     Chicago, IL  60675-2956

BANTAM VALUE PORTFOLIO

     Lazard Freres & Co. LLC                                         9.92%
     United Food & Commercial
     Workers Unions & Empl Pen Fund Small Cap
     1800 Phoenix Blvd. Ste. 310
     30 Rockefeller Plaza
     New York, NY  10112

     Lazard Freres & Co. LLC                                         7.74%
     National Automatic Sprinkler Industry
     Small Cap Pension Fund
     Board of Trustees
     c/o Michael Jacobson
     8000 Corporate Drive
     30 Rockefeller Plaza
     New York, NY  10112

     Lazard Freres & Co. LLC                                         7.68%
     Graphic Communications Intl.
     Union Supplemental Retirement & Disability
     --Fund--Small Cap
     Attn: Mr. G L Griesbauer Jr.
     1900 L Street NW
     30 Rockefeller Plaza
     New York, NY  10112

                                                             Percentage of Total
                                                                Institutional
Name and Address                                              Shares Outstanding
----------------                                              ------------------



     Lazard Freres & Co. LLC                                         6.82%
     Ursinus College
     Attn:  Business Office
     P.O. Box 1000
     Main Street
     Collegeville, PA  19426-1000

     Lazard Freres & Co. LLC                                         5.55%
     Smith College
     Attn:  Jonathan Lovell
     Budget Director
     College Hall
     Northampton, MA  01063-0001

GLOBAL EQUITY PORTFOLIO

     Blue Cross Blue Shield of                                      58.86%
     Massachusetts Inc. Managed Care
     Attn:  Treasury 01/06
     100 Summer Street
     Boston, MA  02110-2106

     Lazard Freres & Co. LLC                                        10.12%
     The Baycrest Centre Foundation
     Helaine Maisels
     Admin Assistance Finance Dept.
     3560 Bathurst Street
     North York, Ontario

     Blue Cross Blue Shield of                                       9.33%
     Massachusetts Inc. Indemnity
     Attn:  Treasury 01/06
     100 Summer Street
     Boston, MA  02110-2106

     Lazard Freres & Co. LLC                                         8.42%
     Mount Sinai Hospital
     Foundation of Toronto
     Attn: Marty Stein
     331-600 University Avenue
     Toronto, Ontario

                                                             Percentage of Total
                                                                Institutional
Name and Address                                              Shares Outstanding
----------------                                              ------------------

INTERNATIONAL EQUITY PORTFOLIO

     Lazard Freres & Co. LLC                                         8.92%
     Mercantile Safe Deposit & Trust Co.
     Custodian for Bakery & Confectionery Intl. Eq.
     A/C26501-33
     Attn: Charles Loritz
     PO Box 17002
     30 Rockefeller Plaza
     New York, NY  10112

     Merrill Lynch For The Sole
     Benefit Of Its Customers
     Attn:  Fund Admin LZIEX
     4800 Deerlake Dr. E FL 2
     Jacksonville, FL  32246                                         5.50%

INTERNATIONAL SMALL CAP PORTFOLIO

     Lazard Freres & Co. LLC                                         7.57%
     The George Washington
     University Int'l Small Cap
     Attn:  Louis Katz & Courtney Lowe
     2121 I Street
     707 Rice Hall
     30 Rickefeller Plaza
     New York, NY 10112

     Lazard Freres & Co. LLC
     United Air Lines Inc. Pension & Welfare Plans                  5.83%
     Administration Committee
     Attn: David V Drystra
     PO Box 66100
     30 Rockefeller Plaza
     New York, NY  10112

                                                             Percentage of Total
                                                                Institutional
Name and Address                                              Shares Outstanding
----------------                                              ------------------

EMERGING MARKETS PORTFOLIO

     Lazard Freres & Co. LLC                                         5.85%
     University of British Columbia
     Faculty Pension Plan
     Stanley Hamilton/Dir Ops
     235-2075 Wesbrook Mall
     Vancouver, BC

     Merrill Lynch For The Sole                                      5.74%
     Benefit Of Its Customers
     Attn:  Fund Admin LZEMX
     4800 Deer Lake Dr East 2nd Fl
     Jacksonville, FL  32246-6484

     Lazard Freres & Co. LLC                                         5.26%
     United Air Lines Inc. Pension & Welfare Plans
     Administration Committee
     Attn: David V Drystra
     PO Box 66100
     30 Rockefeller Plaza
     New York, NY  10112

BOND PORTFOLIO

     Lazard Freres & Co. LLC                                         7.30%
     Elaine Louise David-Weill
     C/O Janis Inscho
     Lazard Freres & Co. LLC
     30 Rockefeller Plaza
     New York, NY  10112

     Lazard Freres & Co. LLC                                         5.32%
     Local 1922 Pension Fund
     Attn:  Laurie Greco Fund Mngr
     1065 Old Country Road Suite 214
     Westbury, NY  11590-5628

                                                             Percentage of Total
                                                                Institutional
Name and Address                                              Shares Outstanding
----------------                                              ------------------

INTERNATIONAL FIXED-INCOME PORTFOLIO

     Lazard Freres & Co. LLC                                        32.08%
     Graphic Communications Intl.
     Union Supplemental Retirement
     Disability Fund--Fixed-Income A/C
     Attn: Mr. G L Griesbauer Jr.
     1900 L Street NW
     30 Rockefeller Plaza
     New York, NY  10112

     M & I Trust Co., Custodian for                                 18.50%
     CUNA Individual Acct Master Plan
     1000 N. Water St., 14th Floor
     Milwaukee, WI  53202-6648

     Smith Barney Inc.                                              10.11%
     00109801250
     388 Greenwich Street
     New York, NY  10013-2339

HIGH YIELD PORTFOLIO

     MAC & CO A/C IBWF8440002                                       49.08%
     Mutual Funds Operations
     P.O. Box 3198
     Pittsburgh, PA  15230-3198

     Lazard Freres & Co. LLC                                        16.06%
     Employee Security Fund of the
     30 Rockefeller Plaza 60th Floor
     New York, NY  10112-0002

     Lazard Freres & Co. LLC                                        12.89%
     Mass Bay Transportation
     30 Rockefeller Plaza 60th Floor
     New York, NY  10112-0002

     Lazard Freres & Co. LLC                                         7.49%
     Steamfitters Local Union 420
     30 Rockefeller Plaza 60th Fl.
     New York, NY  10112-0002

                                                             Percentage of Total
                                                                Institutional
Name and Address                                              Shares Outstanding
----------------                                              ------------------

     STRATEGIC YIELD PORTFOLIO                                      14.58%

     Lazard Freres & Co. LLC
     Mack Trucking Inc. Retirement Trust - Strategic Yield
     Attn:  Mark Cherry
     2100 Mack Blvd.
     Allentown, PA 18103-5622

     HEP & Co.                                                       9.17%
     MF MAC 9139-027
     Calabasas, CA

     Mac & Co A/C-CLRF5053712                                        6.50%
     Mutual Fund Operations
     P.O. Box 3198
     Pittsburgh, PA  15230-3198

     Lazard Freres & Co. LLC                                         5.74%
     DePauw University
     Attn:  Thomas S. Dixon
     313 South Locust Street
     Greencastle, IN  46135-1736

                                                           Percentage of Total
Name and Address                                         Open Shares Outstanding
----------------                                         -----------------------

EQUITY PORTFOLIO

     Connecticut General Life Ins. Co.                              83.97%
     One Commercial Plaza
     280 Trumbull Street
     Attn: Liz Pezda H-19-B
     P.O. Box 2975
     Hartford, CT  06104-2975

SMALL CAP PORTFOLIO

     Connecticut General Life Ins Co.                               68.53%
     One Commercial Plaza
     280 Trumbull St.
     Attn: Liz Pezda H-19-B
     P.O. Box 2975
     Hartford, CT  06104-2975

                                                           Percentage of Total
Name and Address                                         Open Shares Outstanding
----------------                                         -----------------------

BANTAM VALUE PORTFOLIO

     Charles Schwab & Co. Inc.                                     13.36%
     Special Custody Account
     For Benefit of Customers
     Attn:  Mutual Fund 101 Montgomery St.
     San Francisco, CA  94104

     Wendel & Co 725000                                             6.85%
     The Bank of New York
     Mutual Fund/Reorg Dept.
     PO Box 1066
     Wall Street Station
     New York, NY  10268-1066

GLOBAL EQUITY PORTFOLIO

     Cushion Trust Limited                                         27.26%
     21 Moorfields
     London EC2P 2HT United Kingdom

     Lazard Freres & Co. LLC                                       18.90%
     Gaetana Enders
     555 Park Avenue
     New York, NY  10021-8166

     Trifid Securities Limited                                      5.66%
     PO Box 108
     2-6 Church Street
     St. Helier
     Jersey
     Channel Islands JE4 8QD

     Lazard Freres & Co. LLC                                        5.53%
     Estate of H. Fred Baerwald
     Attn Jessica Bourgeois
     229 Berkeley Place
     Brooklyn, NY  11217-3801

                                                           Percentage of Total
Name and Address                                         Open Shares Outstanding
----------------                                         -----------------------

INTERNATIONAL EQUITY PORTFOLIO


     Connecticut General Life Insurance Co.                        35.73%
     One Commercial Plaza
     280 Trumbull St.
     Attn:  Liz Pezda H-19-B
     P.O. Box 2975
     Hartford, CT  06104-2975


     Smith Barney 401K Advisor Gr Tr                                6.72%
     Smith Barney Corporate Trust Co.
     DTD 01/01/1998 Pl Val Scvcs
     2 Tower Center
     PO Box 1063
     East Brunswick, NJ  08816-1063

EMERGING MARKETS PORTFOLIO


     Charles Schwab & Co. Inc                                      16.27%
     Special Custody Account
     For Benefit of Customers
     Attn:  Mutual Fund 101 Montgomery St.
     San Francisco, CA  94104


     Resource Partners LLC                                          9.64%
     225 Main Street
     Westport, CT  06880-3216

     Saxon & Co FBO A/C                                             8.03%
     10 01 042 0617829 52106N889
     P.O. Box 7780-1888
     Philadelphia, PA 19182-0001

     Sax & Co FBO                                                   7.94%
     A/C 10 01 042 0617730 52106N889
     P.O. Box 7780-1888
     Philadelphia, PA  19182-0001

     PCM Managed Equity Fund I LP                                   7.86%
     4200 Somerset Dr Ste 200
     Prairie Village, KS  66208-5244

                                                           Percentage of Total
Name and Address                                         Open Shares Outstanding
----------------                                         -----------------------

     INTERNATIONAL SMALL CAP PORTFOLIO

     Thomas J. Kohout Trustee                                      12.12%
     Thomas J. Kohout Trustee Rev Trust
     U/A 12/16/77 Restated 10/09/98
     1910 East Bay Tree Circle
     Lakeside Val Vista Estates
     Gilbert, AZ 85234-4938

     Marsha Von Mueffling Crawford                                  9.79%
     770 Park Ave. Apt. 6D
     New York, NY  10021-4153

     Wendel & Co A/C 154948                                         8.11%
     The Bank of New York
     Mutual Fund Reorg Dept.
     P.O. Box 1066
     Wall Street Station
     New York, NY  10268-1066

     Lazard Freres and Co. LLC                                      5.34%
     Jeremy N. Rubenstein
     Linda Tang Rubenstein
     Tenants by the Entirety
     5805 Rockmere Drive
     Bethesda, MD  20816-2445

BOND PORTFOLIO

     Lazard Freres and Co. LLC                                     11.63%
     SUNY Univ. Hospital @ Brooklyn
     Brooklyn Anesthesia Research
     PC Retirement Trust
     Attn:  Ed Hahn
     450 Clarkson Avenue
     30 Rockefeller Plaza
     New York, NY 10112

                                                           Percentage of Total
Name and Address                                         Open Shares Outstanding
----------------                                         -----------------------

     Lazard Freres & Co. LLC                                        9.83%
     The Catholic Cemeteries of The
     Archdiocese of Washington Inc.
     Attn Jane S. Landon
     13801 Georgia Avenue
     Silver Spring, MD  20906-5271

INTERNATIONAL FIXED-INCOME PORTFOLIO

     Lazard Freres & Co. LLC                                       13.29%
     Trust U/A DTD 10/30/96 Between
     Jane Engelhard Settlor & EG
     Beimfohr J. Bemberg S Craighead
     Mrs. Engelhard c/o Mrs. Simonton
     97 Main St.
     30 Rockefeller Plaza
     New York, NY 10112

     Lazard Freres & Co. LLC                                        6.11%
     NationsBank NA-Madeira School
     Attn:  Franklin B. Smith
     8328 Georgetown Pike
     McLean, VA  22102-1203

STRATEGIC YIELD PORTFOLIO

     Lazard Freres & Co. LLC                                        5.46%
     North Ottawa Community Hospital
     Funded Depreciation Account
     Attn:  Jim Davidson
     1309 Sheldon Road
     Grand Haven, MI  49417-2488

MID CAP PORTFOLIO

     Connecticut General Life Ins. Co.                             71.69%
     One Commercial Plaza
     280 Trumbull Street
     Attn Liz Pezda H-19-B
     P.O. Box 2975
     Hartford, CT  06104-2975

                                                           Percentage of Total
Name and Address                                         Open Shares Outstanding
----------------                                         -----------------------

HIGH YIELD PORTFOLIO

     Lazard Freres & Co. LLC                                       60.43%
     Marvin Josephson
     30 Rockefeller Plaza 60th Fl.
     New York, NY  10112-0002

     Casey C. Sasner                                                7.60%
     Rick M. Sasner JT Ten
     115 Monument Street
     Pacific Palisades, CA  90272-3856

     Lazard Freres & Co. LLC                                        7.13%
     Mitchel G. Garren
     30 Rockefeller Plaza 60th Fl.
     New York, NY  10112-0002

     Lazard Freres & Co. LLC                                        5.59%
     Frances J. Brooks
     30 Rockefeller Plaza 60th Fl.
     New York, NY  10112-0002

            A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

            Certain of the shareholders are investment management clients of the Investment Manager that have entered into agreements with the Investment Manager pursuant to which the Investment Manager has investment discretion and voting power over any assets held in the clients' accounts, including shares of the Portfolios. For purposes of the list above, the Fund considers the Investment Manager to be a beneficial owner of Portfolio shares held in management accounts on behalf of its investment management clients.

            Generally, all shares have equal voting rights and will be voted in the aggregate, and not by class, except where voting by Class is required by law or where the matter involved affects only one Class. As used in this Statement of Additional Information, the vote of a majority of the outstanding voting securities means, with respect to the Fund or a Portfolio, the vote of the lesser of (i)-67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be, are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

            Each share of the applicable Class of a Portfolio is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation of a Portfolio, shares of each Class of the Portfolio are entitled to receive the assets attributable to such Class of that Portfolio that are available for distribution based upon the relative net assets of the applicable Class.

            Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Fund.

                        COUNSEL AND INDEPENDENT AUDITORS

            Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982.

            Anchin, Block & Anchin LLP, 1375 Broadway, New York, New York 10018, has been selected as the independent auditors for the Fund.

                             ADDITIONAL INFORMATION

            The Fund's Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or this Statement of Additional Information as to the content of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

            A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in any Portfolio. In addition to the copy of the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Portfolio. For information on the special monthly summary of accounts, contact the Fund.

                                    APPENDIX

            Description of certain ratings.

S&P

Bond Ratings

                                       AAA

            Bonds rated AAA have the highest rating assigned to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                                       AA

            Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

            Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                                       BBB

            Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

            Bonds rated BB have less near-term vulnerability to default than other speculative grade bonds. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

                                        B

            Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

            Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

            The rating CC is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

            The rating C is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC- rating.

                                        D

            Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            S&P's letter ratings may be modified by the additional of a plus or a minus sign, which is used to show relative standing within the major ratings categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

            An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

            This designation indicates the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted within a plus sign (+) designation.

            Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

                                       Aaa

            Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

            Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities of fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

            Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

            Bond which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

            Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

            Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

            Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

            Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

            Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a rating for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Ratings

            The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

            Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                             THE LAZARD FUNDS, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

         (a)(1)   Articles of Incorporation1
         (a)(2)   Articles of Amendment7
         (a)(3)   Articles Supplementary7
         (b)      By-Laws1
         (d)(1) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Equity
                  Portfolio4
         (d)(2)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard International Fixed-Income
                  Portfolio4
         (d)(3)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard Bond Portfolio4
         (d)(4)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect
                  to the Lazard Strategic Yield Portfolio4
         (d)(5)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with
                  respect to the Lazard Small Cap Portfolio4
         (d)(6)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard Equity Portfolio4
         (d)(7)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard Emerging Market Portfolio3
         (d)(8)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard International Small Cap Portfolio3
         (d)(9)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard Global Equity Portfolio5
         (d)(10)  Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard Bantam Value Portfolio5
         (d)(11)  Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard Emerging World Funds Portfolio5
         (d)(12)  Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard Mid Cap Portfolio8
         (d)(13)  Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with respect to the Lazard High Yield Portfolio8
         (d)(14) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Mortgage Portfolio9
         (e)      Distribution Agreement, as revised7
         (g)      Form of Custodian Agreement2
         (h)(1)   Form of Transfer Agency and Service Agreement2
         (h)(2) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company5
         (i)      Opinion and Consent of Counsel6
         (j)      Consent of Independent Auditors
         (m)      Distribution and Servicing Plan8
         (n)      Financial Data Schedule
         (o)      Rule 18f-3 Plan7

               Other Exhibits:
               Power of Attorney of Messrs. Burke, Lieberman, Eig, Gullquist, Reiss and Rutledge3
               Power of Attorney of Mr. Davidson6
               Power of Attorney of Mr. Frischling7
               Power of Attorney of Mr. Katz8

---------------
     1. Incorporated by reference from Registrant's Registration Statement on Form N-1A (file Nos. 33-40682 and 811-6312) filed with the Securities and Exchange Commission on May 20, 1991.

     2. Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on July 23, 1991.

     3. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on September 1, 1993.

     4. Incorporated by reference from Registrant's Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission on March
          31, 1994.

     5. Incorporated by reference from Registrant's Post-Effective Amendment No. 8 filed with the Securities and Exchange Commission on October 13, 1995.

     6. Incorporated by reference from Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on December 27, 1995.

     7. Incorporated by reference from Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on August 15, 1996.

     8. Incorporated by reference from Registrant's Post-Effective Amendment No. 15 filed with the Securities and Exchange Commission on October 31, 1997.

     9.   To be filed by amendment.


Item 24.  Persons Controlled by or under Common Control with Registrant.
          None.


Item 25.  Indemnification


          Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation filed as Exhibit 1 and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnificaetion against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference also is made to the Investment Management Agreements and the Distribution Agreement filed as Exhibits 5 and 6, respectively.



Item 26. Business and Other Connections of Investment Advisers.

         The description of the Investment Manager under the Captions
         "Fund Management - Investment Manager" in the Prospectus and "Management" in the Statement of Additional Information consituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein. Following is a list of the General Members of Lazard Freres & Co. LLC, together with thier other business connections which are of substantial nature during the previous two years:

                          Name and Address of Company with
Name of General Member    which General Member is Connected         Capacity
----------------------    ---------------------------------         --------

Eileen D. Alexanderson    None

William Araskog           None

F. Harlan Batrus          Mutual of America Capital
                            Management Corp.                       Director
                          666 Fifth Avenue
                          New York, New York 10103

                          Ryan Labs, Inc.                          Director
                          350 Albany Street
                          New York, New York 10280


                          A. J. Technologies                       Owner
                          New York, New York


Gerardo Braggiotti        Lazard S.P.A.                        Managing Director
                          Via dell'Orso, 2
                          20121 Milano, Italia

                          Lazard Brothers & Co. Ltd.           Managing Director
                          21 Moorfields
                          London EC2P 2HT
                          England


                          Centrale of Mediobanca                   Director
                          S.P.A. (prior to 12/97)                  Centrale,
                          Milan Italy                              Sec Generale


Patrick J. Callahan, Jr.  Berry Metal Co.                          Director
                          Route 68
                          Harmony, Pennsylvania 16307

                          Michigan Wheel Corp.                     Director
                          1501 Buchanan Avenue
                          Southwest Grand Rapids, Michigan 49507

                          Rotation Dynamics Corp.                  Director
                          15 Salt Creek Lane
                          Suite 316
                          Hinsdale, Illinois 60521

                          Somerset Technologies, Inc.              Director
                          (prior to 12/97)
                          P.O. Box 791
                          New Brunswick, New Jersey 08903


                          BT Capital Corp.                         Director
                          New York, New York

Michel David-Weill       Lazard Freres & Co. LLC                   Chairman
                         30 Rockefeller Plaza
                         New York, New York 10020

                         Lazard Freres & Cie                    General Partner
                         121 Boulevard Haussmann
                         75382 Paris Cedex 08, France

                         Lazard Partners L.P.                      Chairman
                         30 Rockefeller Plaza
                         New York, New York 10020

                         Corporate Advisers, L.P.                  Member of
                         30 Rockefeller Plaza                      Investment
                         New York, New York 10020                Advisory Board


                         The Dannon Company, Inc.                  Director
                         22-11 38th Avenue
                         Long Island City, New York 11101

                         Eurafrance                                President and
                         12 Avenue Percier                         Chairman of
                         75008 Paris, France                       the Board

                         Exor Group                                Director
                         19 Avenue Montaigne
                         75008 Paris, France

                         Euralux                                   Director
                         8 Rue Ste-Zithe
                         2763 Luxembourg

                         Group Danone                              Director
                         7 Rue de Teheran
                         75008 Paris, France




                         ITT Industries, Inc.                      Director
                         320 Park Avenue
                         New York, New York 10022

                         La France S.A.                            Director
                         7 & 9 Boulevard Haussmann
                         75009 Paris, France


                         Lazard Brothers & Co., Limited            Deputy
                         21 Moorfields                            Chairman
                         London EC2P-2HT
                         England


                         Pearson plc                               Director
                         Millbank Tower
                         London SWI P4QZ

                         Publicis S.A.                             Director
                         133 Champs-Ezlysees
                         75008 Paris, France

                         S.A. de la Rue Imperiale de Lyo           Director
                         49, Rue de la Republique
                         Lyon (Rhone) 69002
                         France


                         Compagnie De Credit                       Premanent
                         121, Boulevard Haussmann a Paris Seme     rep. of LFC
                         France                                    (Director)

                         Maison Lazard S.A.                        Director
                         Paris, France

                         Maison Lazard & Cie                       General
                         Paris, France                             Partner

                         Maison Lazard Development                 Chairman
                         Paris, France

                         Parteger                                  Gerant
                         Paris, France                             (Partner)

                         Parteman                                  Gerant
                         Paris, France                             (Partner)

                         Partemiel                                 General
                         Paris, France                             Partner

                         Partena                                   General
                         Paris, France                             Partner

                         IFI SpA                                   Director
                         (prior to 9/98)
                         Torino, Italy

                         IFIL SpA                                  Director
                         Torino, Italy

                         Fonds Partenaires - Gestion Investments   Director
                         Paris, France


John V. Doyle            None

Thomas F. Dunn           None

Norman Eig               Lazard Freres & Co. LLC                   Vice Chairman
                         30 Rockefeller Plaza
                         New York, New York 10020

                         The Lazard Funds, Inc.                    Director,
                         30 Rockefeller Plaza                      Chairman
                         New York, New York 10020

                         Lazard Retirement Series, Inc.            Director,
                         30 Rockefeller Plaza                      Chairman
                         New York, New York 10020

                         Lazard Investment Funds                   Director
                         Limited
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Pension Management, Inc.           Director,
                         30 Rockefeller Plaza                   Chief Investment
                         New York, New York 10020                  Officer &
                                                                   Treasurer

                         Lazard Asset Management                   Director
                         Holdings Limited
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard Asset Management                   Director
                         Pacific Co.
                         Level 49, Governor Phillip Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia

                         Lazard Asset Management                   Director
                         Limited
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard Asset Management                   Member of the
                         (Deutschland) GmbH                        Supervisory
                         Ulmenstrasse 37-39                        Board
                         60325 Frankfurt am Main
                         Federal Republic of Germany

                         Lazard Asset Management                   Managing
                         (Deutschland) Gesellschaft                Director
                         fur Beteiligungen mbH
                         Ulmenstrasse 37-39
                         60325 Frankfurt am Main
                         Federal Republic of Germany


                         Lazard Asset Management (CI) Holdings Ltd. Director Lazard House P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands


Richard P. Emerson       None


Peter R. Ezersky         Cakewalk LLC                              Board Member
                         New York, New York

Eli H. Fink              Deloitte & Touche LLP                     Partner,
                         (Prior to 4/98)                           Vice Chairman
                         1633 Broadway
                         New York, New York 10019


Jonathan F. Foster       None


Robert P. Freeman        Lazard Freres Real Estate Investors, LLC  President
                         30 Rockefeller Plaza
                         New York, New York 10020

                         The Fortress Group, Inc.                  Director
                         (prior to 9/98)
                         1650 Tyson Blvd. Suite 600
                         McLean, VA  22102


                         ARV Assisted Living, Inc.                  Director
                         245 Fischer Ave., Suite D-1
                         Costa Mesa, CA  92626


                         United Dominion Realty Trust              Director
                         10 South Sixth Street
                         Richmond, Virginia 23219


Albert H. Garner         None

James S. Gold            Smart & Final Inc.                        Director
                         4700 South Boyle Avenue
                         Los Angeles, California 90058


                         The Hain Food Group                       Director
                         59 Charles Lindbergh Blvd.
                         Uniondale, NY  11553


Jeffrey A. Golman        None


Steven J. Golub          Lazard Freres & Co. LLC                   Chief
                         30 Rockefeller Plaza                      Financial
                         New York, New York 10020                  Officer


                         Mineral Technologies Inc.                 Director
                         405 Lexington Avenue
                         New York, New York 10174-1901

Herbert W. Gullquist     Lazard Freres & Co., LLC                  Vice Chairman
                         30 Rockefeller Plaza
                         New York, New York 10020

                         The Lazard Funds, Inc.                    Director,
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Retirement Series                  Director,
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Far East Investors                 Director
                         Limited
                         Lazard House, P.O. Box 108
                         2-6 Church Street, St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Asset Management (Canada), Inc.    Director,
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Pension Management, Inc.           Director,
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Asset Management                   Director
                         Holdings Limited
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard Asset Management                   Director,
                         Pacific Co.                               Chairman
                         Level 49, Governor Phillip Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia

                         Lazard Asset Management                   Director
                         Limited
                         21 Moorfields
                         London EC2P 2HT
                         England




                         Lazard Asset Management                   Member of the
                         (Deutschland) GmbH                        Supervisory
                         Ulmenstrasse 37-39                        Board
                         60325 Frankfurt am Main
                         Federal Republic of Germany

                         Lazard Asset Management                   Managing
                         (Deutschland) Gesellschaft                Director
                         fur Beteiligungen mbH
                         Ulmenstrasse 37-39
                         60325 Frankfurt am Main
                         Federal Republic of Germany


                         The Egypt Trust                           Member of
                         11 Rue Aldringen                          the Advisory
                         Luxembourg 1-2960                         Board

                         Lazard Asset Management Egypt             Board
                         3, Shagaret El Dor Street,                Member
                         Apt. 31
                         Zamalek, Cairo, Egypt



Thomas R. Haack          None

Ira O. Handler           None

Yasushi Hatakeyama       None

Melvin L. Heineman       Lazard Freres & Co., Ltd                  Director
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard Asset Management Pacific Co.       Director
                         Level 49, Governor Phillip Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia


                         Lazard Pension Management, Inc.           Director
                         30 Rockefeller Plaza                      & Vice
                         New York, New York 10020                  President

Scott D. Hoffman         None


Robert E. Hougie         None


Kenneth M. Jacobs        ARV Assisted Living, Inc.                 Director
                         245 Fischer Ave., Suite D-1
                         Costa Mesa, CA  92626

James L. Kempner         None

Ivan-Jacques Kerno       J.P. Morgan & Co. Inc.                    Managing
                         (prior to 4/98)                           Director
                         Paris, France


Larry A. Kohn            None

Lee O. Kraus             None

Sandra A. Lamb           None



Michael S. Liss          None

William R. Loomis, Jr.   Englehard Corp.                           Director
                         Iselin, New Jersey

                         Minorco S.A.                              Director
                         (prior to 11/98)
                         Boite Postal 185
                         L-2011 Luxembourg

                         Minorco (U.S.A.) Inc.                     Director
                         (prior to 9/98)
                         30 Rockefeller Plaza
                         Suite 4212
                         New York, NY 10112

                         Terra Industries, Inc.                    Director
                         600 4th Street
                         Sioux City, Iowa 51101


                         Ripplewood Holdings LLC                   Director
                         New York, New York

J. Robert Lovejoy        None


Matthew, J. Lustig       None

Thomas E. Lynch          None

Mark T. McMaster         None

Anthony E. Meyer         Lazard Freres Real                        Managing
                         Estate Investors, LLC                     Director
                         30 Rockefeller Plaza
                         New York, New York 10020


                         Atlas Industrial Corporation              Director
                         Reno, Nevada

                         Dermody Properties                        Director
                         Reno, Nevada

                         Center Trust Inc.                         Director
                         Manahattan Beach CA

                         Prometheus Realty Investors LLC          Director
                         New York, New York

                         Destination Europe, Ltd.                 Director
                         London United Kingdom

Damon Mezzacappa         Lazard Freres & Co. LLC                   Vice Chairman
                         30 Rockefeller Plaza
                         New York, New York 10020

                         Corporate Advisors, L.P.                  Member of
                         30 Rockefeller Plaza                      Investment
                         New York, New York 10020                Advisory Board


Richard W. Moore Jr.    None

Robert P. Morgenthau     Lazard Asset Management                   Director,
                         (Canada), Inc.                            Vice
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Investment Funds Limited           Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Fund Manager (CI) Limited          Director
                         Lazard House  P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Global Bond Fund plc               Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Global Equity Fund plc             Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Global Liquidity Fund plc          Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Strategic Yield Fund plc           Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Global Funds Management plc               Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Asset Management (CI)              Director
                         Holdings Ltd.
                         Lazard House P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Asset Management (CI) Ltd          Director
                         Lazard House  P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Investment Funds (CI) Ltd          Director
                         Lazard House  P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Funds Administration Services      Director
                         (CI) Ltd.
                         Lazard House P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands


                         Lazard Fund Managers (CI) Ltd.            Director
                         Guernsey

                         Lazard Global Bond Fund                   Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Investment Funds Ltd.              Director
                         Guernsey

                         Bitterroot Enterprises                    Director
                         Sunvalley, Idaho


Steven J. Niemczyk       None

Hamish W. M. Norton      None

James A. Paduano         Donovan Data Systems, Inc.                Director
                         666 Fifth Avenue
                         New York, New York 10019

                         Secure Products Inc.                      Director
                         47 Maple Street
                         Summit, NJ 07901




Adam P. Parten           None

Louis Perlmutter         None

Russell E. Planitzer     Intersolv, Inc.                           Director
                         9420 Key West Ave.
                         Rockville, MD  20850


Steven L. Rattner        Lazard Freres & Co. LLC                   Deputy Chief
                         30 Rockefeller Plaza                      Executive
                         New York, New York 10020


John R. Reinsberg        Lazard Asset Management                   Executive
                         Pacific Co.                             Vice President,
                         Level 49, Governor Phillip                Director
                         Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia

                         Lazard Asset Management                   Member of the
                         (Deutschland) GmbH                        Supervisory
                         Ulmenstrasse 37-39                        Board
                         60325 Frankfurt am Main
                         Federal Republic of Germany

Louis G. Rice            None

Luis E. Rinaldini        None

Bruno M. Roger
                         AXA                                       Supervisory
                         21 Rue de Chateaudun                      Board
                         75441 Paris France                        Member


                         CAP Gemini Sogeti                         Supervisory
                         6, Bid Jean Pain a Grenoble (38005)       Board Member
                         France

                         Compagnie De Credit                       Board Member
                         121, Boulevard Haussmann a Paris Seme
                         France

                         Compagnie De Saint-Gobain                 Board Member
                         Les Miroirs
                         18 Avenue d'Alsace
                         Paris la Defense (92096)
                         France

                         Eurafrance                                Vice Chairman
                         12, Avenue Percier a Paris Seme           & CEO
                         France

                         Financiere Et Industrielle Gaz            Chairman &
                         Et Eaux                                   CEO
                         3, Rue Jacques Bingen a Paris 17eme
                         France

                         Fonds Partenaires Gestion (F.P.G.)        Board Member
                         121, Boulevard Haussmann a Paris Seme
                         France

                         Lazard Freres & Cie                       General
                         121 Boulevard Haussmann                   Partner
                         75382 Paris Cedex 08, France

                         LVMH-Moet Hennessy Louis Vuitton          Director
                         30, Avenue Hoche a Paris 8eme             without power
                         France                                    of vote

                         Marine-Wendel                             Director
                         189, Rue Taitbout a Paris 9eme            Permanent
                         France                                   Representative

                         Pinault-Printemps-Redoute                 Supervisory
                         61, Rue Caumartin                         Board Member
                         75009 Paris

                         Sidel                                     Director
                         66, Rue de Miromesnil                     Permanent
                         75008 Paris                             Representative

                         Societe Francoise Generale                Director
                         Immobiliere (S.F.G.I.)                    Permanent
                         23, rue de I'Arcasde a Paris 8eme       Representative
                         France

                         Sofina (Belgique)                         Board Member
                         Rue de Naples, 38-B-1050 Bruzelles

                         Thomson CSF                               Board Member
                         51 Esplanade du General de Gaulle
                         La Defense 10-92800 Puteaux
                         France


Michael S. Rome          None

Steven H. Sands          Isogen LLC                                Director

                         Skila, Inc.                               Director




Gary S. Shedlin          None


Arthur P. Solomon        Alexander Haagen                          Director


                         FAC                                       Director

                         Berkshire Realty Trust                    Director
                         1 Beacon Street, Suite 1550
                         Boston, MA  02108

                         Cliveden                                  Director
                         Hill House
                         1 Little New Street
                         London EC4A 3TR
                         England

David A. Tanner          E.M. Warburg, Pincus                      Managing
                         & Co. LLC (prior to 12/97)                Director
                         466 Lexington Avenue
                         New York, New York 10017


                         Golden Books Family                       Director
                         Entertainment Inc.
                         888 7th Ave.
                         New York, New York 10106

                         Renaissance Re Holdings                   Director
                         Ltd. (prior to 7/98)
                         Hamilton, Bermuda

                         Poserdon Resources Inc.                   Director
                         Stamford, CT

                         Charter Financial Inc.                    Director
                         New York, New York

                         Classic Sports, Inc.                      Director
                         (prior to 9/97)
                         New York, New York

                         Information Ventures LLC                  Director
                         (prior to 9/97)
                         Greenwich, CT


David L. Tashjian        None

J. Mikesell Thomas       None

Michael P. Triguboff     Lazard Asset Management Pacific Co.  Managing Director
                         Level 49, Governor Phillip Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia


                         Lazard Japan Asset Management K.K.        Director
                         AIG Building 2nd Floor
                         1-3, Marunouchi 1-chome
                         Chiyoda-ku, Toyko 100-0005, Japan


Donald A. Wagner         None


Ali E. Wambold           The Albert Fisher Group plc               Director
                         (prior to 1/99)
                         Fisher House
                         61 Thames Street
                         Windsor, Berkshire SO4 IQW
                         England


                         Lazard Freres & Co., Ltd.                 Director
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Tomkins PLC                               Director
                         East Putney House
                         84 Upper Richmond Road
                         London SW15 2ST
                         England, UK

                         Corporate Advisors L.P.                   Member of
                         30 Rockefeller Plaza                      Investment
                         New York, NY 10020                        Advisory
                                                                   Board

                         Lazard S.P.A.                             Director
                         (prior to 12/98)
                         Via dell'Orso, 2
                         20121 Milano, Italia

                         Lazard & Co. GmbH                         Director
                         Ulmenstrasse 37-39
                         60325 Frankfurt am Main
                         Federal Republic of Germany



Michael A. Weinstock     None

Antonio F. Weiss         None

Alexander E. Zagoneos    The Egypt Trust                           Director
                         11 Rue Aldringen
                         Luxembourg 1-2960




                         Flemings Continental European             Director
                         Investment Trust, plc
                         25 Copthall Avenue
                         London EC2R 7DR

                         Gartmore Emerging Pacific                 Director
                         Investment Trust plc
                         Gartmore House
                         16-18 Monument Street
                         London EC3R 8AJ

                         The Greek Progress Fund                   Director
                         Ergobank
                         5, Evripidou
                         40-44, Praxit, Elous
                         105-61 Athens
                         Greece

                         Jupiter International Green               Director
                         Investment Trust plc
                         Knightsbridge House
                         197 Knightsbridge
                         London SW7 1R8
                         England

                         Latin American Investment Trust plc       Director
                         Exchange House
                         Primrose Street
                         London EC2A 2NY

                         New Zealand Investment Trust plc          Director
                         23 Cathedral Yard
                         Exeter
                         Devon EX1 1HB

                         Taiwan Opportunities Fund Ltd.            Director
                         c/o Martin-Currie
                         20 Castle Terrace
                         Edinburgh EHI 2ES
                         U.K.

                         The World Trust Fund                      Director
                         Kredietrust
                         11 rue Aldringen
                         Luxembourg 1-2960


                         Lazard Select Investment Trust Ltd.       Director
                         Lazard House P.O. Box 108
                         2-6 Church Street
                         St. Helier
                         Jersey, JE4 8QD
                         Channel Islands


                         Ermitage Selz Fund                        Director
                         Forum Bourse
                         17 Rue Des Bains
                         Boite Pastale 44
                         L-2010 Luxembourg

                         Lazard Asset Management Egypt             Director
                         3, Shagaret El Dor Street, Apt. 31
                         Zamalek, Cairo, Egypt

                         Taiwan American Fund Limited              Director
                         c/o Martin-Currie
                         20 Castle Terrace
                         Edinburgh EHI 2ES
                         U.K.

                         Corporate Advisors L.P.                   Member of
                         30 Rockefeller Plaza                      Investment
                         New York, NY 10020                        Advisory
                                                                   Board

Michael A. Weinstock     None

Antonio F. Weiss         None

Alexander E. Zagoneos    The Egypt Trust                           Director
                         11 Rue Aldringen
                         Luxembourg 1-2960

                         Lazard Emerging World Fund                Director
                         30 Rockefeller Plaza
                         New York, NY  10020

                         Flemings Continental European             Director
                         Investment Trust, plc
                         25 Copthall Avenue
                         London EC2R 7DR

                         Gartmore Emerging Pacific                 Director
                         Investment Trust plc
                         Gartmore House
                         16-18 Monument Street
                         London EC3R 8AJ

                         The Greek Progress Fund                   Director
                         Ergobank
                         5, Evripidou
                         40-44, Praxit, Elous
                         105-61 Athens
                         Greece

                         Jupiter International Green               Director
                         Investment Trust plc
                         Knightsbridge House
                         197 Knightsbridge
                         London SW7 1R8
                         England

                         Latin American Investment Trust plc       Director
                         Exchange House
                         Primrose Street
                         London EC2A 2NY

                         New Zealand Investment Trust plc          Director
                         23 Cathedral Yard
                         Exeter
                         Devon EX1 1HB

                         Taiwan Opportunities Fund Ltd.            Director
                         c/o Martin-Currie
                         20 Castle Terrace
                         Edinburgh EHI 2ES
                         U.K.

                         The World Trust Fund                      Director
                         Kredietrust
                         11 rue Aldringen
                         Luxembourg 1-2960

                         Lazard Select Fund                        Director
                         Lazard House P.O. Box 108
                         2-6 Church Street
                         St. Helier
                         Jersey, JE4 8QD
                         Channel Islands

                         Ermitage Selz Fund                        Director
                         Forum Bourse
                         17 Rue Des Bains
                         Boite Pastale 44
                         L-2010 Luxembourg

                         Lazard Asset Management Egypt             Director
                         3, Shagaret El Dor Street, Apt. 31
                         Zamalek, Cairo, Egypt

                         Taiwan American Fund Limited              Director
                         c/o Martin-Currie
                         20 Castle Terrace
                         Edinburgh EHI 2ES
                         U.K.



Item 27.  Principal Underwriters


   (a) Lazard Freres & Co. LLC, through its division Lazard Asset Management, currently serves as an investment adviser or subadviser to the following investment companies: Lazard Retirement Series, Inc.; American AAdvantage Fund; International Equity Fund; ISG International Equity Fund; Fortis Series Fund, Inc. Lazard International Stock Series; EQ Advisors Trust Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio; JNL Series Trust Lazard/JNL Mid Cap Value Series and Lazard/JNL Small Cap Value Series; The Managers Funds Managers International Equity Fund; Members Mutual Funds Members International Stock Fund; Nationwide Investing Foundation III Prestige Advisor Series Prestige International Fund; Nationwide Separate Account Trust Nationwide Small Company Fund; Pacific Select Fund Mid Cap Value Fund; The Target Portfolio Trust Target International Equity Portfolio and Target Small Capitalization Value Portfolio; Prudential Diversified Funds Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund; Style Select Series, Inc. Small-Cap Value Portfolio; TIFF Investment Program, Inc. TIFF Emerging Markets Fund; and Travelers Series Trust Lazard International Stock Portfolio.

   (b) Eileen D. Alexanderson, William Araskog, F. Harlan Batrus, Gerardo Braggiotti, Patrick J. Callahan, Jr., Michel David-Weill, John V. Doyle, Thomas F. Dunn, Norman Eig, Richard P. Emerson, Peter R. Ezersky, Eli H. Fink, Jonathan F. Foster, Robert P. Freeman, Albert H. Garner, James S. Gold, Jeffrey A. Golman, Steven J. Golub, Herbert W. Gullquist, Thomas R. Haack, Ira O. Handler, Yasushi Hatakeyama, Melvin
         L. Heineman, Scott D. Hoffman, Robert E. Hougie, Kenneth M. Jacobs, James L. Kempner, Ivan-Jacques Kerno, Larry A. Kohn, Lee O. Kraus, Sandra A. Lamb, Michael S. Liss, William R. Loomis, Jr., J. Robert Lovejoy, Matthew J. Lustig, Thomas E. Lynch, Mark T. McMaster, Anthony
         E. Meyer, Damon Mezzacappa, Richard W. Moore, Jr., Robert P. Morgenthau, Steven J. Niemczyk, Hamish W. M. Norton, James A. Paduano, Adam P. Parten, Louis Perlmutter, Russell E. Planitzer, Steven L. Rattner, John R. Reinsberg, Louis G. Rice, Luis E. Rinaldini, Bruno M. Roger, Michael S. Rome, Steven H. Sands, Gary S. Shedlin, Arthur P. Solomon, David A. Tanner, David L. Tashjian, J. Mikesell Thomas, Michael P. Triguboff, Donald A. Wagner, Ali E. Wambold, Michael A. Weinstock, Antonio F. Weiss and Alexander E. Zagoreos are the general members of Lazard Freres & Co. LLC. Mr. David-Weill is the senior member of Lazard Freres & Co. LLC. The address of all such members is 30 Rockefeller Plaza, New York, New York 10020.


   (c) Not applicable.


Item 28. Location of Accounts and Records


         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: Journals, ledgers, securities records and other original records are maintained primarily at the offices of the Registrant's Custodian, State Street Bank & Trust Company. All other records so required to be maintained are maintained at the offices of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10020.

Item 29. Management Services


         Not Applicable


Item 30. Undertakings

         None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of April, 1999.

                             THE LAZARD FUNDS, INC.
                                        (Registrant)

                               By:   /S/HERBERT W. GULLQUIST*
                                     Herbert W. Gullquist, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/S/Herbert W. Gullquist*      President (Principal                April 30, 1999
-----------------------       Executive, Financial
Herbert W. Gullquist          and Accounting Officer)
                              and Director

/S/Norman Eig*                Director                            April 30, 1999
--------------
Norman Eig

/s/ John J. Burke*            Director                            April 30, 1999
------------------
John J. Burke

/s/ Lester Z. Lieberman*      Director                            April 30, 1999
-----------------------
Lester Z. Lieberman

/s/ Richard Reiss, Jr.*       Director                            April 30, 1999
------------------------
 Richard Reiss, Jr.

/s/ John Rutledge*            Director                            April 30, 1999
-----------------------
John Rutledge

/s/ Kenneth S. Davidson*      Director                            April 30, 1999
------------------------
   Kenneth S. Davidson

/s/ Carl Frischling*          Director                            April 30, 1999
-----------------------
   Carl Frischling

/s/ William Katz*             Director                            April 30, 1999
----------------------
   William Katz

*By:/s/ William G. Butterly, III
        ------------------------
 Attorney-in-fact, William G. Butterly, III

                                 EXHIBIT INDEX
                                 -------------

Exhibit 23 (j)      Consent of Independent Auditors
Exhibit 27 (n)      Financial Data Schedule